Protective Variable Life Separate Account

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Protective Life Insurance Company and Policy Owners of Protective Variable Life Separate Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Protective Variable Life Separate Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 20, 2026

1

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

American Funds IS Asset Allocation Fund, Class 1

American Funds IS Asset Allocation Fund, Class 2

American Funds IS Global Growth Fund, Class 1

American Funds IS Global Growth Fund, Class 2

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Growth Fund, Class 1

American Funds IS Growth Fund, Class 2

American Funds IS Growth-Income Fund, Class 1

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 1

American Funds IS New World Fund, Class 2

American Funds IS Washington Mutual Investors Fund, Class 2

Calvert VP SRI Balanced Portfolio, Class I

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class II

Dimensional VA Global Moderate Allocation Portfolio, Institutional

Dimensional VA International Small Portfolio, Institutional

Dimensional VA International Value Portfolio, Institutional

Dimensional VA Short-Term Fixed Portfolio, Institutional

Dimensional VA US Large Value Portfolio, Institutional

Dimensional VA US Targeted Value Portfolio, Institutional

Dimensional VIT Inflation-Protected Securities Portfolio, Institutional

Fidelity VIP Contrafund Portfolio, Service Class

Fidelity VIP Equity-Income Portfolio, Service Class

Fidelity VIP Freedom 2015 Portfolio, Service Class

Fidelity VIP Freedom 2020 Portfolio, Service Class

Fidelity VIP Growth Opportunities Portfolio, Initial Class

Fidelity VIP Growth Portfolio, Service Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Service Class

Fidelity VIP Investment Grade Bond Portfolio, Initial Class

Fidelity VIP Investment Grade Bond Portfolio, Service Class

Fidelity VIP Mid Cap Portfolio, Initial Class

Fidelity VIP Mid Cap Portfolio, Service Class

Franklin DynaTech VIP Fund, Class 2

Franklin Growth and Income VIP Fund, Class 1

Franklin Income VIP Fund, Class 1

Franklin Income VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Franklin U.S. Government Securities VIP Fund, Class 2

Goldman Sachs VIT Core Fixed Income Fund, Institutional Class

Goldman Sachs VIT Core Fixed Income Fund, Service Class

Goldman Sachs VIT International Equity Insights Fund, Institutional Class

Goldman Sachs VIT International Equity Insights Fund, Service Class

Goldman Sachs VIT Large Cap Value Fund, Institutional Class

Goldman Sachs VIT Large Cap Value Fund, Service Class

Goldman Sachs VIT Mid Cap Growth Fund, Service Class

Goldman Sachs VIT Mid Cap Value Fund, Institutional Class

Goldman Sachs VIT Mid Cap Value Fund, Service Class

Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class

Goldman Sachs VIT Strategic Growth Fund, Institutional Class

Goldman Sachs VIT Strategic Growth Fund, Service Class

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class

Goldman Sachs VIT U.S. Equity Insights Fund, Service Class

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. American Value Fund, Series II

Invesco V.I. Balanced-Risk Allocation Fund, Series II

Invesco V.I. Comstock Fund, Series I

Invesco V.I. Discovery Large Cap Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series II

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Equity and Income Fund, Series II

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Fund, Series I

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Global Strategic Income Fund, Series I

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series I

Invesco V.I. Main Street Fund, Series I

Invesco V.I. S&P 500 Buffer Fund, June Series I

Invesco V.I. Small Cap Equity Fund, Series II

Invesco V.I. U.S. Government Money Portfolio, Series I

Lord Abbett Series Fund Bond Debenture Portfolio, Class VC

Lord Abbett Series Fund Dividend Growth Portfolio, Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC

Lord Abbett Series Fund Growth and Income Portfolio, Class VC

Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC

Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC

MFS VIT Growth Series, Initial Class

MFS VIT II Emerging Markets Equity Portfolio, Service Class

MFS VIT II International Intrinsic Value Portfolio, Service Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class

MFS VIT Investors Trust Series, Initial Class

MFS VIT New Discovery Series, Initial Class

MFS VIT Research Series, Initial Class

3

MFS VIT Total Return Bond Series, Service Class

MFS VIT Total Return Series, Initial Class

MFS VIT Utilities Series, Initial Class

MFS VIT Value Series, Service Class

PIMCO VIT All Asset Portfolio, Advisor Class

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class

PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class

PIMCO VIT Low Duration Portfolio, Advisor Class

PIMCO VIT Real Return Portfolio, Advisor Class

PIMCO VIT Short-Term Portfolio, Advisor Class

PIMCO VIT Short-Term Portfolio, Institutional Class

PIMCO VIT Total Return Portfolio, Advisor Class

PIMCO VIT Total Return Portfolio, Institutional Class

Putnam VT Sustainable Leaders Fund, Class IA

Royce Capital Fund Micro-Cap Portfolio, Service Class

Royce Capital Fund Small-Cap Portfolio, Investment Class

Royce Capital Fund Small-Cap Portfolio, Service Class

Schwab S&P 500 Index Portfolio

Templeton Developing Markets VIP Fund, Class 1

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

TOPS Aggressive Growth ETF Portfolio, Class 1

TOPS Aggressive Growth ETF Portfolio, Class 2

TOPS Balanced ETF Portfolio, Class 2

TOPS Conservative ETF Portfolio, Class 1

TOPS Conservative ETF Portfolio, Class 2

TOPS Growth ETF Portfolio, Class 1

TOPS Growth ETF Portfolio, Class 2

TOPS Moderate Growth ETF Portfolio, Class 1

TOPS Moderate Growth ETF Portfolio, Class 2

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Conservative Allocation Portfolio

Vanguard VIF Equity Income Portfolio

Vanguard VIF Equity Index Portfolio

Vanguard VIF Growth Portfolio

Vanguard VIF International Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Short-Term Investment-Grade Portfolio

Vanguard VIF Total Bond Market Index Portfolio

Vanguard VIF Total Stock Market Index Portfolio

The statement of changes in net assets for the period from January 1, 2024 to December 6, 2024 (date of liquidation).

Morgan Stanley VIF Global Real Estate Portfolio, Class II

4

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from February 2, 2024 (date trading commenced) to December 31, 2024.

BlackRock Global Allocation V.I. Fund, Class I

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from March 11, 2024 (date trading commenced) to December 31, 2024.

Invesco V.I. S&P 500 Buffer Fund, September Series I

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from April 23, 2024 (date trading commenced) to December 31, 2024.

Invesco V.I. S&P 500 Buffer Fund, March Series I

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from July 19, 2024 (date trading commenced) to December 31, 2024.

Fidelity VIP Balanced Portfolio, Initial Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from October 16, 2024 (date trading commenced) to December 31, 2024.

Invesco V.I. S&P 500 Buffer Fund, December Series I

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from January 24, 2025 (date trading commenced) to December 31, 2025.

Vanguard VIF Balanced Portfolio

The statement of changes in net assets for the year ended December 31, 2024.

PIMCO VIT Real Return Portfolio, Institutional Class

5

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund, Class 1	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 1	American Funds IS Growth Fund, Class 2

ASSETS:
Investments at fair value (1)	$12,917,143	$6,661,417	$60,958,908	$5,325,315	$3,103,177	$43,536,874	$15,314,577
Receivable from the Policies	-	5,009	16,768	4,266	2,336	20,197	-
Receivable from the fund manager	2,897	-	-	-	-	-	8,854
Receivable from the Company	-	30	-	45	4	14	-
Total assets	12,920,040	6,666,456	60,975,676	5,329,626	3,105,517	43,557,085	15,323,431

LIABILITIES:
Payable to the Policies	2,897	-	-	-	-	-	8,854
Payable to the fund manager	-	5,009	16,768	4,266	2,336	20,197	-
Payable to the Company	249	-	1,896	-	-	-	12,530
Total liabilities	3,146	5,009	18,664	4,266	2,336	20,197	21,384

NET ASSETS	$12,916,894	$6,661,447	$60,957,012	$5,325,360	$3,103,181	$43,536,888	$15,302,047

Fair value per share (NAV)	$27.51	$27.05	$38.79	$38.11	$19.04	$141.06	$138.80
Shares outstanding in the Separate Account	469,544	246,263	1,571,511	139,735	162,982	308,641	110,336

(1) Investments in mutual fund shares, at cost	$11,940,204	$5,764,039	$55,687,021	$4,497,354	$3,172,486	$34,107,071	$9,058,087

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

6

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Growth- Income Fund, Class 1	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 1	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	Calvert VP SRI Balanced Portfolio, Class I

ASSETS:
Investments at fair value (1)	$23,042,302	$3,883,199	$53,468,322	$2,626,818	$12,075,014	$54,027	$78,808
Receivable from the Policies	22,921	-	20,599	1,052	5,583	-	-
Receivable from the fund manager	-	12,444	-	-	-	21	-
Receivable from the Company	42	-	-	-	-	-	1
Total assets	23,065,265	3,895,643	53,488,921	2,627,870	12,080,597	54,048	78,809

LIABILITIES:
Payable to the Policies	-	12,444	-	-	-	21	-
Payable to the fund manager	22,921	-	20,599	1,052	5,583	-	-
Payable to the Company	-	5	1,985	-	3,534	-	-
Total liabilities	22,921	12,449	22,584	1,052	9,117	21	-

NET ASSETS	$23,042,344	$3,883,194	$53,466,337	$2,626,818	$12,071,480	$54,027	$78,809

Fair value per share (NAV)	$67.73	$22.22	$32.47	$32.03	$17.79	$17.64	$2.85
Shares outstanding in the Separate Account	340,208	174,761	1,646,699	82,011	678,753	3,063	27,652

(1) Investments in mutual fund shares, at cost	$20,488,851	$3,250,649	$44,090,838	$2,049,308	$9,256,667	$51,259	$61,199

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

7

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class II	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio, Institutional	Dimensional VA International Value Portfolio, Institutional

ASSETS:
Investments at fair value (1)	$140,642	$3,173,038	$28,654,690	$2,473,450	$245,466	$13,354,449	$4,586,745
Receivable from the Policies	-	62	11,605	942	-	3,211	1,060
Receivable from the fund manager	161	-	-	-	342	-	-
Receivable from the Company	7	-	-	-	-	-	-
Total assets	140,810	3,173,100	28,666,295	2,474,392	245,808	13,357,660	4,587,805

LIABILITIES:
Payable to the Policies	161	-	-	-	342	-	-
Payable to the fund manager	-	62	11,605	942	-	3,211	1,060
Payable to the Company	-	2,840	901	3,307	4	1,181	319
Total liabilities	161	2,902	12,506	4,249	346	4,392	1,379

NET ASSETS	$140,649	$3,170,198	$28,653,789	$2,470,143	$245,462	$13,353,268	$4,586,426

Fair value per share (NAV)	$23.80	$23.51	$28.20	$25.71	$18.12	$14.78	$18.53
Shares outstanding in the Separate Account	5,909	134,965	1,016,124	96,206	13,547	903,549	247,531

(1) Investments in mutual fund shares, at cost	$135,354	$2,694,663	$28,583,633	$2,349,117	$213,653	$11,287,433	$3,611,088

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

8

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA Short-Term Fixed Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional	Dimensional VA US Targeted Value Portfolio, Institutional	Dimensional VIT Inflation- Protected Securities Portfolio, Institutional	Fidelity VIP Balanced Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio, Service Class	Fidelity VIP Equity- Income Portfolio, Service Class

ASSETS:
Investments at fair value (1)	$1,041,864	$5,344,590	$870,988	$11,884,706	$687	$72,269,131	$4,298,413
Receivable from the Policies	-	3,626	-	5,877	-	-	257
Receivable from the fund manager	-	-	-	-	2	20,838	-
Receivable from the Company	1	-	-	22	-	-	-
Total assets	1,041,865	5,348,216	870,988	11,890,605	689	72,289,969	4,298,670

LIABILITIES:
Payable to the Policies	-	-	-	-	2	20,838	-
Payable to the fund manager	-	3,626	-	5,877	-	-	257
Payable to the Company	-	1	-	-	-	97,818	-
Total liabilities	-	3,627	-	5,877	2	118,656	257

NET ASSETS	$1,041,865	$5,344,589	$870,988	$11,884,728	$687	$72,171,313	$4,298,413

Fair value per share (NAV)	$10.07	$34.91	$22.28	$9.27	$26.51	$59.33	$29.16
Shares outstanding in the Separate Account	103,462	153,096	39,093	1,282,061	26	1,218,087	147,408

(1) Investments in mutual fund shares, at cost	$1,058,404	$5,056,503	$813,666	$12,281,578	$605	$42,560,141	$3,476,211

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

9

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Freedom 2015 Portfolio, Service Class	Fidelity VIP Freedom 2020 Portfolio, Service Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Service Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class

ASSETS:
Investments at fair value (1)	$475,668	$1,050,516	$10,131,764	$5,127,838	$116,139,911	$48,514,893	$13,504,951
Receivable from the Policies	-	-	4,270	283	34,055	17,952	6,721
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	475,668	1,050,516	10,136,034	5,128,121	116,173,966	48,532,845	13,511,672

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	-	-	4,270	283	34,055	17,952	6,721
Payable to the Company	2,792	2,805	191	25,536	3,093	4,579	187
Total liabilities	2,792	2,805	4,461	25,819	37,148	22,531	6,908

NET ASSETS	$472,876	$1,047,711	$10,131,573	$5,102,302	$116,136,818	$48,510,314	$13,504,764

Fair value per share (NAV)	$11.95	$13.19	$99.69	$96.56	$660.13	$656.93	$11.36
Shares outstanding in the Separate Account	39,805	79,645	101,633	53,105	175,935	73,851	1,188,816

(1) Investments in mutual fund shares, at cost	$435,020	$875,843	$6,823,896	$3,145,462	$84,723,125	$14,199,950	$13,697,657

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

10

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Investment Grade Bond Portfolio, Service Class	Fidelity VIP Mid Cap Portfolio, Initial Class	Fidelity VIP Mid Cap Portfolio, Service Class	Franklin DynaTech VIP Fund, Class 2	Franklin Growth and Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$17,418,765	$8,620,529	$34,038,762	$8,328,504	$22,006,228	$2,239,649	$22,839,408
Receivable from the Policies	10,232	1,753	-	-	273	-	2,033
Receivable from the fund manager	-	-	22,223	10,537	-	1,354	-
Receivable from the Company	-	-	-	-	-	1	-
Total assets	17,428,997	8,622,282	34,060,985	8,339,041	22,006,501	2,241,004	22,841,441

LIABILITIES:
Payable to the Policies	-	-	22,223	10,537	-	1,354	-
Payable to the fund manager	10,232	1,753	-	-	273	-	2,033
Payable to the Company	9,710	110	37,771	16	957	-	10,179
Total liabilities	19,942	1,863	59,994	10,553	1,230	1,354	12,212

NET ASSETS	$17,409,055	$8,620,419	$34,000,991	$8,328,488	$22,005,271	$2,239,650	$22,829,229

Fair value per share (NAV)	$11.18	$37.51	$36.79	$6.58	$7.93	$16.02	$15.16
Shares outstanding in the Separate Account	1,558,029	229,819	925,218	1,265,730	2,775,060	139,803	1,506,557

(1) Investments in mutual fund shares, at cost	$19,456,556	$8,694,172	$31,477,706	$7,695,214	$20,721,377	$2,140,914	$22,254,781

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

11

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Institutional Class	Goldman Sachs VIT Core Fixed Income Fund, Service Class

ASSETS:
Investments at fair value (1)	$60,694,880	$32,822,713	$6,200,094	$6,845,595	$18,582,674	$33,765,871	$1,308,689
Receivable from the Policies	-	6,246	2,672	-	-	10,339	4,191
Receivable from the fund manager	44,446	-	-	13,963	8,812	-	-
Receivable from the Company	-	-	-	24	-	-	-
Total assets	60,739,326	32,828,959	6,202,766	6,859,582	18,591,486	33,776,210	1,312,880

LIABILITIES:
Payable to the Policies	44,446	-	-	13,963	8,812	-	-
Payable to the fund manager	-	6,246	2,672	-	-	10,339	4,191
Payable to the Company	48,973	12,747	16	-	25,028	1,652	9
Total liabilities	93,419	18,993	2,688	13,963	33,840	11,991	4,200

NET ASSETS	$60,645,907	$32,809,966	$6,200,078	$6,845,619	$18,557,646	$33,764,219	$1,308,680

Fair value per share (NAV)	$16.10	$28.04	$13.87	$14.31	$10.50	$9.74	$9.73
Shares outstanding in the Separate Account	3,769,868	1,170,568	447,015	478,378	1,769,779	3,466,722	134,500

(1) Investments in mutual fund shares, at cost	$63,635,607	$26,833,717	$6,673,313	$7,851,617	$21,272,735	$33,760,090	$1,379,755

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

12

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Institutional Class	Goldman Sachs VIT International Equity Insights Fund, Service Class	Goldman Sachs VIT Large Cap Value Fund, Institutional Class	Goldman Sachs VIT Large Cap Value Fund, Service Class	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class

ASSETS:
Investments at fair value (1)	$9,287,202	$4,353,220	$16,901,171	$3,404,168	$3,541,301	$31,101,945	$9,197,709
Receivable from the Policies	664	313	-	130	419	10,950	-
Receivable from the fund manager	-	-	8,374	-	-	-	9,800
Receivable from the Company	-	-	-	-	1	-	-
Total assets	9,287,866	4,353,533	16,909,545	3,404,298	3,541,721	31,112,895	9,207,509

LIABILITIES:
Payable to the Policies	-	-	8,374	-	-	-	9,800
Payable to the fund manager	664	313	-	130	419	10,950	-
Payable to the Company	32,261	750	80,689	125	-	893	7,535
Total liabilities	32,925	1,063	89,063	255	419	11,843	17,335

NET ASSETS	$9,254,941	$4,352,470	$16,820,482	$3,404,043	$3,541,302	$31,101,052	$9,190,174

Fair value per share (NAV)	$10.39	$10.46	$8.18	$8.19	$9.79	$16.29	$16.54
Shares outstanding in the Separate Account	893,860	416,178	2,066,158	415,649	361,726	1,909,266	556,089

(1) Investments in mutual fund shares, at cost	$10,393,263	$3,591,219	$20,813,944	$3,843,364	$5,049,656	$31,936,826	$8,986,834

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

13

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	Goldman Sachs VIT Strategic Growth Fund, Institutional Class	Goldman Sachs VIT Strategic Growth Fund, Service Class	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Invesco V.I. American Franchise Fund, Series I

ASSETS:
Investments at fair value (1)	$12,275,867	$677,587	$24,080,595	$9,028,520	$16,879,789	$130,973	$9,218,759
Receivable from the Policies	454	27	-	307	981	-	307
Receivable from the fund manager	-	-	15,323	-	-	-	-
Receivable from the Company	3	-	-	-	-	-	-
Total assets	12,276,324	677,614	24,095,918	9,028,827	16,880,770	130,973	9,219,066

LIABILITIES:
Payable to the Policies	-	-	15,323	-	-	-	-
Payable to the fund manager	454	27	-	307	981	-	307
Payable to the Company	-	275	106,269	5,207	65,604	-	13,721
Total liabilities	454	302	121,592	5,514	66,585	-	14,028

NET ASSETS	$12,275,870	$677,312	$23,974,326	$9,023,313	$16,814,185	$130,973	$9,205,038

Fair value per share (NAV)	$14.28	$14.05	$15.49	$15.18	$21.79	$22.04	$81.00
Shares outstanding in the Separate Account	859,655	48,227	1,554,590	594,764	774,658	5,942	113,812

(1) Investments in mutual fund shares, at cost	$11,569,859	$491,289	$19,269,267	$7,510,345	$13,232,724	$62,560	$5,402,122

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

14

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced- Risk Allocation Fund, Series II	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Discovery Large Cap Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I

ASSETS:
Investments at fair value (1)	$7,134,849	$469,225	$59,108,934	$19,629,561	$12,875,755	$617,875	$4,541,631
Receivable from the Policies	2,183	5	-	3,385	2,678	86	-
Receivable from the fund manager	-	-	23,929	-	-	-	2,570
Receivable from the Company	-	-	-	-	-	7	1
Total assets	7,137,032	469,230	59,132,863	19,632,946	12,878,433	617,968	4,544,202

LIABILITIES:
Payable to the Policies	-	-	23,929	-	-	-	2,570
Payable to the fund manager	2,183	5	-	3,385	2,678	86	-
Payable to the Company	11,488	19	98,987	12,656	-	-	-
Total liabilities	13,671	24	122,916	16,041	2,678	86	2,570

NET ASSETS	$7,123,361	$469,206	$59,009,947	$19,616,905	$12,875,755	$617,882	$4,541,632

Fair value per share (NAV)	$17.76	$8.40	$21.42	$63.25	$75.21	$63.41	$27.22
Shares outstanding in the Separate Account	401,737	55,860	2,759,521	310,349	171,197	9,744	166,849

(1) Investments in mutual fund shares, at cost	$6,488,417	$621,386	$39,727,622	$14,053,260	$12,395,241	$622,743	$4,394,432

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

15

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series I	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I

ASSETS:
Investments at fair value (1)	$37,932,150	$13,379,271	$39,751,515	$1,067,779	$15,315,032	$5,484,889	$60,339,573
Receivable from the Policies	-	6,032	-	60	1,897	-	-
Receivable from the fund manager	12,988	-	21,589	-	-	5,360	27,293
Receivable from the Company	-	-	-	-	-	-	-
Total assets	37,945,138	13,385,303	39,773,104	1,067,839	15,316,929	5,490,249	60,366,866

LIABILITIES:
Payable to the Policies	12,988	-	21,589	-	-	5,360	27,293
Payable to the fund manager	-	6,032	-	60	1,897	-	-
Payable to the Company	77,331	13,257	20,511	3,456	71,335	76,741	209,866
Total liabilities	90,319	19,289	42,100	3,516	73,232	82,101	237,159

NET ASSETS	$37,854,819	$13,366,014	$39,731,004	$1,064,323	$15,243,697	$5,408,148	$60,129,707

Fair value per share (NAV)	$18.12	$35.39	$37.95	$13.80	$4.57	$10.54	$21.33
Shares outstanding in the Separate Account	2,093,386	378,052	1,047,471	77,375	3,351,210	520,388	2,828,859

(1) Investments in mutual fund shares, at cost	$31,559,932	$12,833,406	$35,424,275	$1,167,197	$16,426,482	$5,997,246	$53,414,471

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

16

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series I	Invesco V.I. S&P 500 Buffer Fund, December Series I	Invesco V.I. S&P 500 Buffer Fund, June Series I	Invesco V.I. S&P 500 Buffer Fund, March Series I	Invesco V.I. S&P 500 Buffer Fund, September Series I	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I

ASSETS:
Investments at fair value (1)	$14,445,629	$221,756	$30,670	$320,230	$35,833	$3,945,497	$12,648,215
Receivable from the Policies	679	-	-	-	-	1,958	668
Receivable from the fund manager	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	14,446,308	221,756	30,670	320,230	35,833	3,947,455	12,648,883

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	-
Payable to the fund manager	679	-	-	-	-	1,958	668
Payable to the Company	78,651	15	2	1	-	12,398	5,253
Total liabilities	79,330	15	2	1	-	14,356	5,921

NET ASSETS	$14,366,978	$221,741	$30,668	$320,229	$35,833	$3,933,099	$12,642,962

Fair value per share (NAV)	$22.15	$12.15	$13.57	$11.47	$12.12	$17.83	$1.00
Shares outstanding in the Separate Account	652,173	18,252	2,260	27,919	2,957	221,284	12,648,215

(1) Investments in mutual fund shares, at cost	$13,083,569	$216,325	$27,038	$312,615	$33,512	$3,905,651	$12,648,215

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

17

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC

ASSETS:
Investments at fair value (1)	$7,583	$59,249,882	$34,288,609	$13,941,851	$22,514,442	$6,077,339	$21,378,227
Receivable from the Policies	-	-	6,519	-	654	-	-
Receivable from the fund manager	10	180	-	7,373	-	4,555	3,056
Receivable from the Company	-	-	-	-	-	-	-
Total assets	7,593	59,250,062	34,295,128	13,949,224	22,515,096	6,081,894	21,381,283

LIABILITIES:
Payable to the Policies	10	180	-	7,373	-	4,555	3,056
Payable to the fund manager	-	-	6,519	-	654	-	-
Payable to the Company	-	53,227	66,271	9,019	4	24,830	64,387
Total liabilities	10	53,407	72,790	16,392	658	29,385	67,443

NET ASSETS	$7,583	$59,196,655	$34,222,338	$13,932,832	$22,514,438	$6,052,509	$21,313,840

Fair value per share (NAV)	$23.94	$10.61	$19.84	$18.98	$41.96	$11.11	$26.05
Shares outstanding in the Separate Account	317	5,584,343	1,728,256	734,555	536,569	547,015	820,661

(1) Investments in mutual fund shares, at cost	$6,606	$63,283,447	$28,400,581	$12,724,989	$14,075,636	$7,031,144	$16,944,356

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

18

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Growth Series, Initial Class	MFS VIT II Emerging Markets Equity Portfolio, Service Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT New Discovery Series, Initial Class	MFS VIT Research Series, Initial Class

ASSETS:
Investments at fair value (1)	$26,928,732	$789,306	$9,755,173	$6,849,155	$14,186,171	$9,253,023	$14,760,682
Receivable from the Policies	-	36	1,072	444	898	536	1,258
Receivable from the fund manager	8,158	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	26,936,890	789,342	9,756,245	6,849,599	14,187,069	9,253,559	14,761,940

LIABILITIES:
Payable to the Policies	8,158	-	-	-	-	-	-
Payable to the fund manager	-	36	1,072	444	898	536	1,258
Payable to the Company	43,064	-	11,126	9,887	86,876	12,660	5,151
Total liabilities	51,222	36	12,198	10,331	87,774	13,196	6,409

NET ASSETS	$26,885,668	$789,306	$9,744,047	$6,839,268	$14,099,295	$9,240,363	$14,755,531

Fair value per share (NAV)	$67.85	$17.32	$36.15	$22.55	$26.16	$15.60	$30.49
Shares outstanding in the Separate Account	396,886	45,572	269,853	303,732	542,285	593,143	484,116

(1) Investments in mutual fund shares, at cost	$17,192,761	$649,624	$6,248,304	$5,852,316	$12,694,377	$9,789,029	$11,553,800

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

19

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Total Return Bond Series, Service Class	MFS VIT Total Return Series, Initial Class	MFS VIT Utilities Series, Initial Class	MFS VIT Value Series, Service Class	PIMCO VIT All Asset Portfolio, Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class

ASSETS:
Investments at fair value (1)	$17,244,741	$22,423,735	$6,029,374	$23,133,515	$441,505	$15,764,889	$1,307,112
Receivable from the Policies	-	7,413	274	-	-	1,488	54
Receivable from the fund manager	178,155	-	-	13,289	-	-	-
Receivable from the Company	-	-	-	-	-	30	-
Total assets	17,422,896	22,431,148	6,029,648	23,146,804	441,505	15,766,407	1,307,166

LIABILITIES:
Payable to the Policies	178,155	-	-	13,289	-	-	-
Payable to the fund manager	-	7,413	274	-	-	1,488	54
Payable to the Company	34,733	150,323	8,275	21,209	-	-	4
Total liabilities	212,888	157,736	8,549	34,498	-	1,488	58

NET ASSETS	$17,210,008	$22,273,412	$6,021,099	$23,112,306	$441,505	$15,764,919	$1,307,108

Fair value per share (NAV)	$11.54	$23.33	$37.73	$21.57	$9.76	$10.04	$7.48
Shares outstanding in the Separate Account	1,494,345	961,155	159,803	1,072,486	45,236	1,570,208	174,748

(1) Investments in mutual fund shares, at cost	$19,205,217	$19,388,389	$3,786,725	$18,849,111	$442,799	$15,626,560	$1,690,821

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

20

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Institutional Class	PIMCO VIT Total Return Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Institutional Class	Putnam VT Sustainable Leaders Fund, Class IA

ASSETS:
Investments at fair value (1)	$2,288,302	$14,525,541	$3,384,398	$1,655,422	$35,214,441	$11,664,209	$176,545
Receivable from the Policies	84	-	8,259	163	-	441	-
Receivable from the fund manager	-	19,650	-	-	193,933	-	47
Receivable from the Company	3	-	-	-	-	-	-
Total assets	2,288,389	14,545,191	3,392,657	1,655,585	35,408,374	11,664,650	176,592

LIABILITIES:
Payable to the Policies	-	19,650	-	-	193,933	-	47
Payable to the fund manager	84	-	8,259	163	-	441	-
Payable to the Company	-	10,408	2	1	22,119	13	-
Total liabilities	84	30,058	8,261	164	216,052	454	47

NET ASSETS	$2,288,305	$14,515,133	$3,384,396	$1,655,421	$35,192,322	$11,664,196	$176,545

Fair value per share (NAV)	$9.78	$12.01	$10.33	$10.33	$9.45	$9.45	$48.74
Shares outstanding in the Separate Account	233,978	1,209,454	327,628	160,254	3,726,396	1,234,308	3,622

(1) Investments in mutual fund shares, at cost	$2,431,815	$15,292,741	$3,373,803	$1,643,084	$39,665,641	$11,778,797	$161,934

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

21

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Royce Capital Fund Micro-Cap Portfolio, Service Class	Royce Capital Fund Small-Cap Portfolio, Investment Class	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab S&P 500 Index Portfolio	Templeton Developing Markets VIP Fund, Class 1	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$1,572,149	$2,410,802	$13,552,376	$1,332,944	$946,874	$2,297,389	$12,818,836
Receivable from the Policies	-	-	-	-	7	1,540	-
Receivable from the fund manager	37	939	8,992	2,307	-	-	13,628
Receivable from the Company	-	8	-	-	18	1	-
Total assets	1,572,186	2,411,749	13,561,368	1,335,251	946,899	2,298,930	12,832,464

LIABILITIES:
Payable to the Policies	37	939	8,992	2,307	-	-	13,628
Payable to the fund manager	-	-	-	-	7	1,540	-
Payable to the Company	1	-	8,342	19	-	-	343
Total liabilities	38	939	17,334	2,326	7	1,540	13,971

NET ASSETS	$1,572,148	$2,410,810	$13,544,034	$1,332,925	$946,892	$2,297,390	$12,818,493

Fair value per share (NAV)	$9.15	$9.42	$9.20	$100.71	$12.20	$12.08	$16.22
Shares outstanding in the Separate Account	171,820	255,924	1,473,084	13,235	77,613	190,181	790,310

(1) Investments in mutual fund shares, at cost	$1,732,182	$2,340,765	$13,090,965	$1,043,026	$724,692	$1,604,660	$11,485,709

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

22

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	TOPS Aggressive Growth ETF Portfolio, Class 1	TOPS Aggressive Growth ETF Portfolio, Class 2	TOPS Balanced ETF Portfolio, Class 2	TOPS Conservative ETF Portfolio, Class 1	TOPS Conservative ETF Portfolio, Class 2

ASSETS:
Investments at fair value (1)	$13,996,554	$19,947,188	$3,438,011	$165,593	$86,562	$670,950	$72,973
Receivable from the Policies	3,560	-	1,151	-	169	101	-
Receivable from the fund manager	-	22,919	-	-	-	-	-
Receivable from the Company	-	-	-	10	4	-	-
Total assets	14,000,114	19,970,107	3,439,162	165,603	86,735	671,051	72,973

LIABILITIES:
Payable to the Policies	-	22,919	-	-	-	-	-
Payable to the fund manager	3,560	-	1,151	-	169	101	-
Payable to the Company	8,028	22,146	28	-	-	7	-
Total liabilities	11,588	45,065	1,179	-	169	108	-

NET ASSETS	$13,988,526	$19,925,042	$3,437,983	$165,603	$86,566	$670,943	$72,973

Fair value per share (NAV)	$13.17	$14.15	$24.33	$23.90	$15.25	$13.75	$13.58
Shares outstanding in the Separate Account	1,062,760	1,409,695	141,307	6,929	5,676	48,796	5,374

(1) Investments in mutual fund shares, at cost	$17,004,321	$17,317,970	$2,835,684	$102,393	$69,037	$623,716	$66,750

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

23

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	TOPS Growth ETF Portfolio, Class 1	TOPS Growth ETF Portfolio, Class 2	TOPS Moderate Growth ETF Portfolio, Class 1	TOPS Moderate Growth ETF Portfolio, Class 2	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio

ASSETS:
Investments at fair value (1)	$13,963,486	$3,550,724	$13,653,031	$467,653	$22,101	$58,847,099	$238,846
Receivable from the Policies	29,106	988	6,207	-	-	20,105	-
Receivable from the fund manager	-	-	-	-	-	-	330
Receivable from the Company	-	10	34	-	-	-	6
Total assets	13,992,592	3,551,722	13,659,272	467,653	22,101	58,867,204	239,182

LIABILITIES:
Payable to the Policies	-	-	-	-	-	-	330
Payable to the fund manager	29,106	988	6,207	-	-	20,105	-
Payable to the Company	928	-	-	-	-	1,968	-
Total liabilities	30,034	988	6,207	-	-	22,073	330

NET ASSETS	$13,962,558	$3,550,734	$13,653,065	$467,653	$22,101	$58,845,131	$238,852

Fair value per share (NAV)	$23.31	$22.65	$17.07	$16.24	$25.41	$61.82	$26.46
Shares outstanding in the Separate Account	599,034	156,765	799,826	28,796	870	951,910	9,027

(1) Investments in mutual fund shares, at cost	$11,520,801	$2,459,948	$11,919,546	$375,388	$21,735	$44,479,284	$219,122

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

24

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment- Grade Portfolio

ASSETS:
Investments at fair value (1)	$7,665,331	$440,675	$6,312	$5,836,155	$120,142	$1,403,246	$42,889,206
Receivable from the Policies	1,430	-	-	383	-	1,077	18,965
Receivable from the fund manager	-	-	-	-	10	-	-
Receivable from the Company	-	-	-	14	-	-	-
Total assets	7,666,761	440,675	6,312	5,836,552	120,152	1,404,323	42,908,171

LIABILITIES:
Payable to the Policies	-	-	-	-	10	-	-
Payable to the fund manager	1,430	-	-	383	-	1,077	18,965
Payable to the Company	104	-	-	-	-	10	1,651
Total liabilities	1,534	-	-	383	10	1,087	20,616

NET ASSETS	$7,665,227	$440,675	$6,312	$5,836,169	$120,142	$1,403,236	$42,887,555

Fair value per share (NAV)	$26.22	$81.96	$36.68	$28.59	$27.96	$11.57	$10.67
Shares outstanding in the Separate Account	292,347	5,377	172	204,133	4,297	121,283	4,019,607

(1) Investments in mutual fund shares, at cost	$7,081,510	$351,130	$5,648	$5,584,981	$101,642	$1,500,898	$41,244,567

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

25

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio

ASSETS:
Investments at fair value (1)	$2,782,905	$3,698,186
Receivable from the Policies	3,998	2,183
Receivable from the fund manager	-	-
Receivable from the Company	1	-
Total assets	2,786,904	3,700,369

LIABILITIES:
Payable to the Policies	-	-
Payable to the fund manager	3,998	2,183
Payable to the Company	-	1
Total liabilities	3,998	2,184

NET ASSETS	$2,782,906	$3,698,185

Fair value per share (NAV)	$10.80	$60.93
Shares outstanding in the Separate Account	257,676	60,696

(1) Investments in mutual fund shares, at cost	$2,775,162	$2,871,382

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

26

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund, Class 1	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 1	American Funds IS Growth Fund, Class 2

INVESTMENT INCOME:
Dividend income	$263,716	$126,766	$874,510	$67,902	$9,895	$84,203	$21,396

NET INVESTMENT INCOME (LOSS)	263,716	126,766	874,510	67,902	9,895	84,203	21,396

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	23,864	631	20,995	4,994	492	43,433	105,084
Capital gain distributions	729,468	419,384	5,899,238	576,838	60,118	2,613,090	1,093,394

Net realized gain (loss) on investments	753,332	420,015	5,920,233	581,832	60,610	2,656,523	1,198,478

Change in net unrealized appreciation (depreciation) on investments	637,325	345,001	3,299,056	285,671	307,179	3,928,389	1,413,136

Net realized and unrealized gain (loss) on investments	1,390,657	765,016	9,219,289	867,503	367,789	6,584,912	2,611,614

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,654,373	$891,782	$10,093,799	$935,405	$377,684	$6,669,115	$2,633,010

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

27

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Growth-Income Fund, Class 1	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 1	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	Calvert VP SRI Balanced Portfolio, Class I

INVESTMENT INCOME:
Dividend income	$240,518	$48,569	$647,996	$27,373	$161,617	$1,762	$1,218

NET INVESTMENT INCOME (LOSS)	240,518	48,569	647,996	27,373	161,617	1,762	1,218

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	35,083	31,249	30,802	4,940	976	43	25
Capital gain distributions	3,124,205	-	1,689,551	97,711	742,800	4,033	3,995

Net realized gain (loss) on investments	3,159,288	31,249	1,720,353	102,651	743,776	4,076	4,020

Change in net unrealized appreciation (depreciation) on investments	(736)	789,391	8,445,174	463,984	858,138	3,008	2,908

Net realized and unrealized gain (loss) on investments	3,158,552	820,640	10,165,527	566,635	1,601,914	7,084	6,928

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,399,070	$869,209	$10,813,523	$594,008	$1,763,531	$8,846	$8,146

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

28

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class II	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio, Institutional	Dimensional VA International Value Portfolio, Institutional

INVESTMENT INCOME:
Dividend income	$394	$324	$-	$-	$5,998	$399,254	$176,384

NET INVESTMENT INCOME (LOSS)	394	324	-	-	5,998	399,254	176,384

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	363	(28)	5,562	3,075	629	18,227	125,207
Capital gain distributions	8,872	197,848	1,808,520	184,895	2,239	483,059	128,393

Net realized gain (loss) on investments	9,235	197,820	1,814,082	187,970	2,868	501,286	253,600

Change in net unrealized appreciation (depreciation) on investments	(1,436)	(70,476)	445,512	30,556	22,590	2,303,975	1,061,863

Net realized and unrealized gain (loss) on investments	7,799	127,344	2,259,594	218,526	25,458	2,805,261	1,315,463

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,193	$127,668	$2,259,594	$218,526	$31,456	$3,204,515	$1,491,847

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

29

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA Short-Term Fixed Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional	Dimensional VA US Targeted Value Portfolio, Institutional	Dimensional VIT Inflation-Protected Securities Portfolio, Institutional	Fidelity VIP Balanced Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio, Service Class	Fidelity VIP Equity-Income Portfolio, Service Class

INVESTMENT INCOME:
Dividend income	$43,193	$93,816	$15,102	$459,757	$10	$34,514	$70,047

NET INVESTMENT INCOME (LOSS)	43,193	93,816	15,102	459,757	10	34,514	70,047

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(41,627)	(100,753)	(129,843)	1,864	20	117,133	144
Capital gain distributions	-	293,031	68,325	-	-	10,942,284	228,686

Net realized gain (loss) on investments	(41,627)	192,278	(61,518)	1,864	20	11,059,417	228,830

Change in net unrealized appreciation (depreciation) on investments	39,676	410,856	126,382	235,726	82	2,067,670	402,070

Net realized and unrealized gain (loss) on investments	(1,951)	603,134	64,864	237,590	102	13,127,087	630,900

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,242	$696,950	$79,966	$697,347	$112	$13,161,601	$700,947

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

30

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Freedom 2015 Portfolio, Service Class	Fidelity VIP Freedom 2020 Portfolio, Service Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Service Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class

INVESTMENT INCOME:
Dividend income	$13,542	$26,920	$-	$9,935	$1,174,453	$483,596	$440,979

NET INVESTMENT INCOME (LOSS)	13,542	26,920	-	9,935	1,174,453	483,596	440,979

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	453	76	104,631	313	93,407	119,203	20,076
Capital gain distributions	17,432	51,055	128,661	631,034	456,145	227,039	-

Net realized gain (loss) on investments	17,885	51,131	233,292	631,347	549,552	346,242	20,076

Change in net unrealized appreciation (depreciation) on investments	19,595	43,735	1,516,883	29,768	14,663,954	6,547,988	300,505

Net realized and unrealized gain (loss) on investments	37,480	94,866	1,750,175	661,115	15,213,506	6,894,230	320,581

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,022	$121,786	$1,750,175	$671,050	$16,387,959	$7,377,826	$761,560

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

31

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Investment Grade Bond Portfolio, Service Class	Fidelity VIP Mid Cap Portfolio, Initial Class	Fidelity VIP Mid Cap Portfolio, Service Class	Franklin DynaTech VIP Fund, Class 2	Franklin Growth and Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$601,911	$34,947	$118,263	$-	$432,858	$93,204	$1,094,968

NET INVESTMENT INCOME (LOSS)	601,911	34,947	118,263	-	432,858	93,204	1,094,968

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,812	1,699	67,427	351,449	23,237	1,556	28,640
Capital gain distributions	-	807,804	3,602,589	-	1,668,149	18,652	230,158

Net realized gain (loss) on investments	3,812	809,503	3,670,016	351,449	1,691,386	20,208	258,798

Change in net unrealized appreciation (depreciation) on investments	547,337	66,614	(116,803)	1,019,493	980,657	121,180	1,221,883

Net realized and unrealized gain (loss) on investments	551,149	876,117	3,553,213	1,370,942	2,672,043	141,388	1,480,681

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,153,060	$911,064	$3,671,476	$1,370,942	$3,104,901	$234,592	$2,575,649

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

32

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Institutional Class	Goldman Sachs VIT Core Fixed Income Fund, Service Class

INVESTMENT INCOME:
Dividend income	$1,173,319	$256,966	$63,064	$-	$581,656	$1,146,168	$42,836

NET INVESTMENT INCOME (LOSS)	1,173,319	256,966	63,064	-	581,656	1,146,168	42,836

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	46,746	63,733	19,125	40,016	6,835	1,869	78
Capital gain distributions	5,780,968	3,078,561	491,839	383,293	-	-	-

Net realized gain (loss) on investments	5,827,714	3,142,294	510,964	423,309	6,835	1,869	78

Change in net unrealized appreciation (depreciation) on investments	(686,067)	140,644	(126,556)	(250,241)	569,786	956,319	38,263

Net realized and unrealized gain (loss) on investments	5,141,647	3,282,938	384,408	173,068	576,621	958,188	38,341

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,314,966	$3,539,904	$447,472	$173,068	$1,158,277	$2,104,356	$81,177

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

33

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Institutional Class	Goldman Sachs VIT International Equity Insights Fund, Service Class	Goldman Sachs VIT Large Cap Value Fund, Institutional Class	Goldman Sachs VIT Large Cap Value Fund, Service Class	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class

INVESTMENT INCOME:
Dividend income	$225,470	$96,323	$181,861	$28,662	$-	$351,278	$84,234

NET INVESTMENT INCOME (LOSS)	225,470	96,323	181,861	28,662	-	351,278	84,234

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	56,499	25,167	(19,073)	(32)	(1,455)	(2,341)	815
Capital gain distributions	1,105,950	523,800	2,262,181	451,992	612,088	3,184,820	954,733

Net realized gain (loss) on investments	1,162,449	548,967	2,243,108	451,960	610,633	3,182,479	955,548

Change in net unrealized appreciation (depreciation) on investments	1,297,204	607,804	(742,168)	(144,569)	(351,225)	(1,009,410)	(262,226)

Net realized and unrealized gain (loss) on investments	2,459,653	1,156,771	1,500,940	307,391	259,408	2,173,069	693,322

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,685,123	$1,253,094	$1,682,801	$336,053	$259,408	$2,524,347	$777,556

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

34

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	Goldman Sachs VIT Strategic Growth Fund, Institutional Class	Goldman Sachs VIT Strategic Growth Fund, Service Class	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Invesco V.I. American Franchise Fund, Series I

INVESTMENT INCOME:
Dividend income	$84,295	$3,246	$-	$-	$112,752	$656	$-

NET INVESTMENT INCOME (LOSS)	84,295	3,246	-	-	112,752	656	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(26,118)	7,274	34,184	165,890	(17,230)	143	214,595
Capital gain distributions	959,344	53,395	3,604,436	1,358,575	2,134,291	17,917	832,398

Net realized gain (loss) on investments	933,226	60,669	3,638,620	1,524,465	2,117,061	18,060	1,046,993

Change in net unrealized appreciation (depreciation) on investments	712,033	39,097	113,748	(100,602)	104,636	850	(60,762)

Net realized and unrealized gain (loss) on investments	1,645,259	99,766	3,752,368	1,423,863	2,221,697	18,910	986,231

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,729,554	$103,012	$3,752,368	$1,423,863	$2,334,449	$19,566	$986,231

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

35

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund, Series II	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Discovery Large Cap Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I

INVESTMENT INCOME:
Dividend income	$14,277	$34,413	$940,229	$-	$-	$-	$68,646

NET INVESTMENT INCOME (LOSS)	14,277	34,413	940,229	-	-	-	68,646

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	141,698	(2,725)	143,385	391,324	170,124	9,911	4,625
Capital gain distributions	1,025,785	-	5,928,467	2,275,634	1,076,688	59,780	328,219

Net realized gain (loss) on investments	1,167,483	(2,725)	6,071,852	2,666,958	1,246,812	69,691	332,844

Change in net unrealized appreciation (depreciation) on investments	101,174	10,952	1,991,601	(339,741)	(620,918)	(36,285)	190,384

Net realized and unrealized gain (loss) on investments	1,268,657	8,227	8,063,453	2,327,217	625,894	33,406	523,228

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,282,934	$42,640	$9,003,682	$2,327,217	$625,894	$33,406	$591,874

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

36

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series I	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I

INVESTMENT INCOME:
Dividend income	$680,118	$151,496	$-	$18,446	$853,512	$152,722	$832,866

NET INVESTMENT INCOME (LOSS)	680,118	151,496	-	18,446	853,512	152,722	832,866

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	33,774	21,815	94,887	309	23,143	3,321	78,417
Capital gain distributions	1,951,327	826,690	7,100,313	-	-	-	4,400,171

Net realized gain (loss) on investments	1,985,101	848,505	7,195,200	309	23,143	3,321	4,478,588

Change in net unrealized appreciation (depreciation) on investments	1,608,478	887,848	(1,745,275)	54,467	901,326	197,163	2,997,945

Net realized and unrealized gain (loss) on investments	3,593,579	1,736,353	5,449,925	54,776	924,469	200,484	7,476,533

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,273,697	$1,887,849	$5,449,925	$73,222	$1,777,981	$353,206	$8,309,399

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

37

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series I	Invesco V.I. S&P 500 Buffer Fund, December Series I	Invesco V.I. S&P 500 Buffer Fund, June Series I	Invesco V.I. S&P 500 Buffer Fund, March Series I	Invesco V.I. S&P 500 Buffer Fund, September Series I	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I

INVESTMENT INCOME:
Dividend income	$74,579	$-	$-	$-	$-	$-	$427,973

NET INVESTMENT INCOME (LOSS)	74,579	-	-	-	-	-	427,973

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	30,615	47	4,783	(6)	1	13,106	-
Capital gain distributions	852,988	14,669	2,107	23,528	1,864	188,280	-

Net realized gain (loss) on investments	883,603	14,716	6,890	23,522	1,865	201,386	-

Change in net unrealized appreciation (depreciation) on investments	1,081,524	5,481	(3,369)	7,727	2,122	102,867	-

Net realized and unrealized gain (loss) on investments	1,965,127	20,197	3,521	31,249	3,987	304,253	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,039,706	$20,197	$3,521	$31,249	$3,987	$304,253	$427,973

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

38

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC

INVESTMENT INCOME:
Dividend income	$-	$3,426,935	$192,084	$56,734	$121,412	$-	$68,186

NET INVESTMENT INCOME (LOSS)	-	3,426,935	192,084	56,734	121,412	-	68,186

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	26	3,300	20,337	22,642	43,389	115,427	(14,620)
Capital gain distributions	523	-	2,513,281	1,298,652	2,251,091	966,257	1,653,510

Net realized gain (loss) on investments	549	3,300	2,533,618	1,321,294	2,294,480	1,081,684	1,638,890

Change in net unrealized appreciation (depreciation) on investments	805	846,495	1,824,224	392,946	969,524	(349,487)	(317,691)

Net realized and unrealized gain (loss) on investments	1,354	849,795	4,357,842	1,714,240	3,264,004	732,197	1,321,199

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,354	$4,276,730	$4,549,926	$1,770,974	$3,385,416	$732,197	$1,389,385

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

39

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Growth Series, Initial Class	MFS VIT II Emerging Markets Equity Portfolio, Service Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT New Discovery Series, Initial Class	MFS VIT Research Series, Initial Class

INVESTMENT INCOME:
Dividend income	$-	$13,749	$121,377	$17,842	$218,227	$-	$135,662

NET INVESTMENT INCOME (LOSS)	-	13,749	121,377	17,842	218,227	-	135,662

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	128,143	16,006	53,942	17,385	33,606	87,703	60,314
Capital gain distributions	4,752,725	5,258	519,115	940,513	5,584,912	-	3,324,535

Net realized gain (loss) on investments	4,880,868	21,264	573,057	957,898	5,618,518	87,703	3,384,849

Change in net unrealized appreciation (depreciation) on investments	(1,805,852)	173,671	1,859,038	(344,047)	(4,098,879)	1,007,614	(1,781,556)

Net realized and unrealized gain (loss) on investments	3,075,016	194,935	2,432,095	613,851	1,519,639	1,095,317	1,603,293

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,075,016	$208,684	$2,553,472	$631,693	$1,737,866	$1,095,317	$1,738,955

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

40

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Total Return Bond Series, Service Class	MFS VIT Total Return Series, Initial Class	MFS VIT Utilities Series, Initial Class	MFS VIT Value Series, Service Class	PIMCO VIT All Asset Portfolio, Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class

INVESTMENT INCOME:
Dividend income	$722,485	$587,837	$171,577	$312,503	$18,755	$494,984	$39,443

NET INVESTMENT INCOME (LOSS)	722,485	587,837	171,577	312,503	18,755	494,984	39,443

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	9,216	22,293	35,063	28,514	41	1,712	(2,390)
Capital gain distributions	-	1,567,482	78,467	1,726,623	-	-	-

Net realized gain (loss) on investments	9,216	1,589,775	113,530	1,755,137	41	1,712	(2,390)

Change in net unrealized appreciation (depreciation) on investments	400,196	114,288	537,914	620,192	36,247	67,735	32,396

Net realized and unrealized gain (loss) on investments	409,412	1,704,063	651,444	2,375,329	36,288	69,447	30,006

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,131,897	$2,291,900	$823,021	$2,687,832	$55,043	$564,431	$69,449

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

41

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Institutional Class	PIMCO VIT Total Return Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Institutional Class	Putnam VT Sustainable Leaders Fund, Class IA

INVESTMENT INCOME:
Dividend income	$90,254	$451,680	$137,314	$66,276	$1,364,179	$411,063	$552

NET INVESTMENT INCOME (LOSS)	90,254	451,680	137,314	66,276	1,364,179	411,063	552

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,246	3,051	(41)	238	7,397	17,284	4,975
Capital gain distributions	-	-	-	-	-	-	7,086

Net realized gain (loss) on investments	1,246	3,051	(41)	238	7,397	17,284	12,061

Change in net unrealized appreciation (depreciation) on investments	32,286	577,950	3,309	1,184	1,503,400	409,361	(3,014)

Net realized and unrealized gain (loss) on investments	33,532	581,001	3,268	1,422	1,510,797	426,645	9,047

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$123,786	$1,032,681	$140,582	$67,698	$2,874,976	$837,708	$9,599

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

42

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Royce Capital Fund Micro-Cap Portfolio, Service Class	Royce Capital Fund Small-Cap Portfolio, Investment Class	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab S&P 500 Index Portfolio	Templeton Developing Markets VIP Fund, Class 1	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$-	$41,730	$231,121	$13,699	$4,752	$10,986	$279,502

NET INVESTMENT INCOME (LOSS)	-	41,730	231,121	13,699	4,752	10,986	279,502

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	16,750	(7,373)	57,976	5,764	4,788	50,221	60,493
Capital gain distributions	234,482	160,362	923,802	-	10,409	34,285	780,431

Net realized gain (loss) on investments	251,232	152,989	981,778	5,764	15,197	84,506	840,924

Change in net unrealized appreciation (depreciation) on investments	(44,512)	11,178	(19,985)	184,918	246,765	688,682	1,914,266

Net realized and unrealized gain (loss) on investments	206,720	164,167	961,793	190,682	261,962	773,188	2,755,190

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$206,720	$205,897	$1,192,914	$204,381	$266,714	$784,174	$3,034,692

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

43

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	TOPS Aggressive Growth ETF Portfolio, Class 1	TOPS Aggressive Growth ETF Portfolio, Class 2	TOPS Balanced ETF Portfolio, Class 2	TOPS Conservative ETF Portfolio, Class 1	TOPS Conservative ETF Portfolio, Class 2

INVESTMENT INCOME:
Dividend income	$-	$166,103	$42,689	$1,904	$1,797	$16,998	$1,729

NET INVESTMENT INCOME (LOSS)	-	166,103	42,689	1,904	1,797	16,998	1,729

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	39,625	76,460	2,156	102	17	1,373	(778)
Capital gain distributions	-	1,426,019	44,921	2,315	992	4,299	472

Net realized gain (loss) on investments	39,625	1,502,479	47,077	2,417	1,009	5,672	(306)

Change in net unrealized appreciation (depreciation) on investments	1,875,466	2,353,257	400,128	22,016	7,015	37,709	4,177

Net realized and unrealized gain (loss) on investments	1,915,091	3,855,736	447,205	24,433	8,024	43,381	3,871

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,915,091	$4,021,839	$489,894	$26,337	$9,821	$60,379	$5,600

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

44

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	TOPS Growth ETF Portfolio, Class 1	TOPS Growth ETF Portfolio, Class 2	TOPS Moderate Growth ETF Portfolio, Class 1	TOPS Moderate Growth ETF Portfolio, Class 2	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio

INVESTMENT INCOME:
Dividend income	$189,075	$45,421	$252,224	$8,395	$423	$414,342	$5,780

NET INVESTMENT INCOME (LOSS)	189,075	45,421	252,224	8,395	423	414,342	5,780

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	29,108	829	6,870	556	(13)	48,124	228
Capital gain distributions	206,565	56,630	211,726	7,770	1,810	1,780,339	6,770

Net realized gain (loss) on investments	235,673	57,459	218,596	8,326	1,797	1,828,463	6,998

Change in net unrealized appreciation (depreciation) on investments	1,492,161	442,198	1,207,640	43,486	366	10,180,467	14,216

Net realized and unrealized gain (loss) on investments	1,727,834	499,657	1,426,236	51,812	2,163	12,008,930	21,214

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,916,909	$545,078	$1,678,460	$60,207	$2,586	$12,423,272	$26,994

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

45

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio

INVESTMENT INCOME:
Dividend income	$139,914	$4,324	$10	$36,779	$1,048	$34,042	$1,359,673

NET INVESTMENT INCOME (LOSS)	139,914	4,324	10	36,779	1,048	34,042	1,359,673

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,655	1,433	-	(62,181)	67	(22,723)	1,679
Capital gain distributions	425,309	8,331	275	247,881	4,173	21,797	-

Net realized gain (loss) on investments	427,964	9,764	275	185,700	4,240	(926)	1,679

Change in net unrealized appreciation (depreciation) on investments	404,987	54,859	579	596,027	7,886	(2,601)	999,539

Net realized and unrealized gain (loss) on investments	832,951	64,623	854	781,727	12,126	(3,527)	1,001,218

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$972,865	$68,947	$864	$818,506	$13,174	$30,515	$2,360,891

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

46

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio

INVESTMENT INCOME:
Dividend income	$93,728	$38,095

NET INVESTMENT INCOME (LOSS)	93,728	38,095

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(41,956)	(111,226)
Capital gain distributions	-	177,836

Net realized gain (loss) on investments	(41,956)	66,610

Change in net unrealized appreciation (depreciation) on investments	116,153	427,411

Net realized and unrealized gain (loss) on investments	74,197	494,021

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$167,925	$532,116

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

47

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund, Class 1	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 1	American Funds IS Growth Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$263,716	$126,766	$874,510	$67,902	$9,895	$84,203	$21,396
Net realized gain (loss) on investments	753,332	420,015	5,920,233	581,832	60,610	2,656,523	1,198,478
Change in net unrealized appreciation (depreciation) on investments	637,325	345,001	3,299,056	285,671	307,179	3,928,389	1,413,136

Net increase (decrease) in net assets resulting from operations	1,654,373	891,782	10,093,799	935,405	377,684	6,669,115	2,633,010

POLICY TRANSACTIONS:
Policy owners’ net payments	956,313	250,522	6,287,391	255,168	107,889	3,930,258	610,840
Policy maintenance charges	(666,530)	(165,611)	(3,414,105)	(103,982)	(63,209)	(2,095,168)	(349,233)
Policy owners’ benefits	(17,759)	(49,485)	(369,485)	(58,498)	(16,250)	(144,958)	(328,095)
Net transfers (to) from the Company and/or Subaccounts	1,392,212	85,396	8,912,649	90,362	140,558	7,432,494	(436,262)
Net Policy loan repayments (withdrawals)	(1,379)	64,649	61,323	(22,406)	(71)	26,874	122,650

Increase (decrease) in net assets resulting from Policy transactions	1,662,857	185,471	11,477,773	160,644	168,917	9,149,500	(380,100)

Total increase (decrease) in net assets	3,317,230	1,077,253	21,571,572	1,096,049	546,601	15,818,615	2,252,910

NET ASSETS:
Beginning of period	9,599,664	5,584,194	39,385,440	4,229,311	2,556,580	27,718,273	13,049,137

End of period	$12,916,894	$6,661,447	$60,957,012	$5,325,360	$3,103,181	$43,536,888	$15,302,047

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

48

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Growth-Income Fund, Class 1	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 1	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	Calvert VP SRI Balanced Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$240,518	$48,569	$647,996	$27,373	$161,617	$1,762	$1,218
Net realized gain (loss) on investments	3,159,288	31,249	1,720,353	102,651	743,776	4,076	4,020
Change in net unrealized appreciation (depreciation) on investments	(736)	789,391	8,445,174	463,984	858,138	3,008	2,908

Net increase (decrease) in net assets resulting from operations	3,399,070	869,209	10,813,523	594,008	1,763,531	8,846	8,146

POLICY TRANSACTIONS:
Policy owners’ net payments	1,649,131	119,209	5,815,611	143,924	569,858	5,263	-
Policy maintenance charges	(1,041,011)	(92,395)	(3,089,870)	(69,699)	(268,045)	(1,188)	(895)
Policy owners’ benefits	(67,220)	(95,007)	(324,171)	(35,947)	(259,655)	-	-
Net transfers (to) from the Company and/or Subaccounts	2,312,792	(165,141)	7,517,232	(74,840)	17,600	35,736	-
Net Policy loan repayments (withdrawals)	26,438	(4,197)	57,716	(9,486)	80,787	-	(39)

Increase (decrease) in net assets resulting from Policy transactions	2,880,130	(237,531)	9,976,518	(46,048)	140,545	39,811	(934)

Total increase (decrease) in net assets	6,279,200	631,678	20,790,041	547,960	1,904,076	48,657	7,212

NET ASSETS:
Beginning of period	16,763,144	3,251,516	32,676,296	2,078,858	10,167,404	5,370	71,597

End of period	$23,042,344	$3,883,194	$53,466,337	$2,626,818	$12,071,480	$54,027	$78,809

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

49

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class II	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio, Institutional	Dimensional VA International Value Portfolio, Institutional
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$394	$324	$-	$-	$5,998	$399,254	$176,384
Net realized gain (loss) on investments	9,235	197,820	1,814,082	187,970	2,868	501,286	253,600
Change in net unrealized appreciation (depreciation) on investments	(1,436)	(70,476)	445,512	30,556	22,590	2,303,975	1,061,863

Net increase (decrease) in net assets resulting from operations	8,193	127,668	2,259,594	218,526	31,456	3,204,515	1,491,847

POLICY TRANSACTIONS:
Policy owners’ net payments	4,481	116,515	3,556,674	89,581	6,927	1,580,730	227,857
Policy maintenance charges	(4,009)	(64,964)	(1,747,430)	(38,636)	(7,577)	(778,085)	(137,361)
Policy owners’ benefits	-	(44,147)	(171,532)	(34,181)	-	(93,974)	(4,269)
Net transfers (to) from the Company and/or Subaccounts	18,315	230,747	5,227,234	(30,881)	2,169	1,763,311	(77,183)
Net Policy loan repayments (withdrawals)	-	(1,410)	23,763	8,076	-	3,122	5,089

Increase (decrease) in net assets resulting from Policy transactions	18,787	236,741	6,888,709	(6,041)	1,519	2,475,104	14,133

Total increase (decrease) in net assets	26,980	364,409	9,148,303	212,485	32,975	5,679,619	1,505,980

NET ASSETS:
Beginning of period	113,669	2,805,789	19,505,486	2,257,658	212,487	7,673,649	3,080,446

End of period	$140,649	$3,170,198	$28,653,789	$2,470,143	$245,462	$13,353,268	$4,586,426

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

50

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA Short-Term Fixed Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional	Dimensional VA US Targeted Value Portfolio, Institutional	Dimensional VIT Inflation-Protected Securities Portfolio, Institutional	Fidelity VIP Balanced Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio, Service Class	Fidelity VIP Equity-Income Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$43,193	$93,816	$15,102	$459,757	$10	$34,514	$70,047
Net realized gain (loss) on investments	(41,627)	192,278	(61,518)	1,864	20	11,059,417	228,830
Change in net unrealized appreciation (depreciation) on investments	39,676	410,856	126,382	235,726	82	2,067,670	402,070

Net increase (decrease) in net assets resulting from operations	41,242	696,950	79,966	697,347	112	13,161,601	700,947

POLICY TRANSACTIONS:
Policy owners’ net payments	100	341,944	5,012	1,325,097	882	1,781,400	89,153
Policy maintenance charges	(5,785)	(208,277)	(4,815)	(728,316)	(293)	(1,348,553)	(92,040)
Policy owners’ benefits	-	(31,472)	-	(64,049)	(2)	(2,281,855)	(185,385)
Net transfers (to) from the Company and/or Subaccounts	(486,288)	1,092,440	162,684	2,287,380	(12)	(2,379,350)	(1,853)
Net Policy loan repayments (withdrawals)	-	22,319	-	19,894	-	(489,504)	(15,754)

Increase (decrease) in net assets resulting from Policy transactions	(491,973)	1,216,954	162,881	2,840,006	575	(4,717,862)	(205,879)
Total increase (decrease) in net assets	(450,731)	1,913,904	242,847	3,537,353	687	8,443,739	495,068

NET ASSETS:
Beginning of period	1,492,596	3,430,685	628,141	8,347,375	-	63,727,574	3,803,345

End of period	$1,041,865	$5,344,589	$870,988	$11,884,728	$687	$72,171,313	$4,298,413

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

51

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Freedom 2015 Portfolio, Service Class	Fidelity VIP Freedom 2020 Portfolio, Service Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Service Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13,542	$26,920	$-	$9,935	$1,174,453	$483,596	$440,979
Net realized gain (loss) on investments	17,885	51,131	233,292	631,347	549,552	346,242	20,076
Change in net unrealized appreciation (depreciation) on investments	19,595	43,735	1,516,883	29,768	14,663,954	6,547,988	300,505

Net increase (decrease) in net assets resulting from operations	51,022	121,786	1,750,175	671,050	16,387,959	7,377,826	761,560

POLICY TRANSACTIONS:
Policy owners’ net payments	4,357	23,668	790,053	104,720	11,663,737	1,079,580	1,346,999
Policy maintenance charges	(6,330)	(17,526)	(461,242)	(88,199)	(6,537,680)	(875,207)	(749,260)
Policy owners’ benefits	(2,792)	(2,805)	(93,852)	(87,994)	(574,719)	(694,751)	(69,858)
Net transfers (to) from the Company and/or Subaccounts	4,780	641	1,160,438	(216,349)	18,523,883	15,197	2,579,691
Net Policy loan repayments (withdrawals)	(16,026)	-	32,653	165,870	60,705	(49,306)	15,302

Increase (decrease) in net assets resulting from Policy transactions	(16,011)	3,978	1,428,050	(121,952)	23,135,926	(524,487)	3,122,874

Total increase (decrease) in net assets	35,011	125,764	3,178,225	549,098	39,523,885	6,853,339	3,884,434

NET ASSETS:
Beginning of period	437,865	921,947	6,953,348	4,553,204	76,612,933	41,656,975	9,620,330

End of period	$472,876	$1,047,711	$10,131,573	$5,102,302	$116,136,818	$48,510,314	$13,504,764

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

52

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Investment Grade Bond Portfolio, Service Class	Fidelity VIP Mid Cap Portfolio, Initial Class	Fidelity VIP Mid Cap Portfolio, Service Class	Franklin DynaTech VIP Fund, Class 2	Franklin Growth and Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$601,911	$34,947	$118,263	$-	$432,858	$93,204	$1,094,968
Net realized gain (loss) on investments	3,812	809,503	3,670,016	351,449	1,691,386	20,208	258,798
Change in net unrealized appreciation (depreciation) on investments	547,337	66,614	(116,803)	1,019,493	980,657	121,180	1,221,883

Net increase (decrease) in net assets resulting from operations	1,153,060	911,064	3,671,476	1,370,942	3,104,901	234,592	2,575,649

POLICY TRANSACTIONS:
Policy owners’ net payments	517,023	856,887	1,102,530	181,148	2,573,292	236,666	530,033
Policy maintenance charges	(402,338)	(477,630)	(698,237)	(161,214)	(1,318,604)	(123,818)	(580,811)
Policy owners’ benefits	(407,912)	(16,458)	(1,057,074)	(298,017)	(153,204)	(6,524)	(848,075)
Net transfers (to) from the Company and/or Subaccounts	618,415	1,607,291	469,643	(340,141)	441,379	378,376	287,946
Net Policy loan repayments (withdrawals)	(161,379)	(739)	(40,132)	(47,985)	15,585	(6,050)	11,615

Increase (decrease) in net assets resulting from Policy transactions	163,809	1,969,351	(223,270)	(666,209)	1,558,448	478,650	(599,292)

Total increase (decrease) in net assets	1,316,869	2,880,415	3,448,206	704,733	4,663,349	713,242	1,976,357

NET ASSETS:
Beginning of period	16,092,186	5,740,004	30,552,785	7,623,755	17,341,922	1,526,408	20,852,872

End of period	$17,409,055	$8,620,419	$34,000,991	$8,328,488	$22,005,271	$2,239,650	$22,829,229

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

53

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Institutional Class	Goldman Sachs VIT Core Fixed Income Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,173,319	$256,966	$63,064	$-	$581,656	$1,146,168	$42,836
Net realized gain (loss) on investments	5,827,714	3,142,294	510,964	423,309	6,835	1,869	78
Change in net unrealized appreciation (depreciation) on investments	(686,067)	140,644	(126,556)	(250,241)	569,786	956,319	38,263

Net increase (decrease) in net assets resulting from operations	6,314,966	3,539,904	447,472	173,068	1,158,277	2,104,356	81,177

POLICY TRANSACTIONS:
Policy owners’ net payments	1,896,362	797,015	207,058	202,789	741,657	4,314,726	95,691
Policy maintenance charges	(1,433,754)	(679,334)	(108,559)	(135,286)	(502,317)	(2,133,190)	(30,873)
Policy owners’ benefits	(2,357,683)	(935,853)	(180,871)	(347,254)	(778,484)	(287,446)	(10,980)
Net transfers (to) from the Company and/or Subaccounts	941,284	185,441	(47,310)	131,022	645,525	4,352,082	119,985
Net Policy loan repayments (withdrawals)	(69,211)	(513,957)	61	(33,309)	(36,247)	51,089	26,680

Increase (decrease) in net assets resulting from Policy transactions	(1,023,002)	(1,146,688)	(129,621)	(182,038)	70,134	6,297,261	200,503

Total increase (decrease) in net assets	5,291,964	2,393,216	317,851	(8,970)	1,228,411	8,401,617	281,680

NET ASSETS:
Beginning of period	55,353,943	30,416,750	5,882,227	6,854,589	17,329,235	25,362,602	1,027,000

End of period	$60,645,907	$32,809,966	$6,200,078	$6,845,619	$18,557,646	$33,764,219	$1,308,680

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

54

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Institutional Class	Goldman Sachs VIT International Equity Insights Fund, Service Class	Goldman Sachs VIT Large Cap Value Fund, Institutional Class	Goldman Sachs VIT Large Cap Value Fund, Service Class	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$225,470	$96,323	$181,861	$28,662	$-	$351,278	$84,234
Net realized gain (loss) on investments	1,162,449	548,967	2,243,108	451,960	610,633	3,182,479	955,548
Change in net unrealized appreciation (depreciation) on investments	1,297,204	607,804	(742,168)	(144,569)	(351,225)	(1,009,410)	(262,226)

Net increase (decrease) in net assets resulting from operations	2,685,123	1,253,094	1,682,801	336,053	259,408	2,524,347	777,556
POLICY TRANSACTIONS:
Policy owners’ net payments	260,526	144,484	342,077	61,939	109,510	3,126,045	380,334
Policy maintenance charges	(242,257)	(78,560)	(403,756)	(65,433)	(67,718)	(1,678,421)	(234,369)
Policy owners’ benefits	(321,480)	(123,296)	(787,423)	(191,789)	(169,067)	(290,913)	(268,407)
Net transfers (to) from the Company and/or Subaccounts	(389,930)	(130,239)	132,479	41,794	(104,900)	4,776,323	140,433
Net Policy loan repayments (withdrawals)	(43,084)	(8,067)	(39,454)	(42,179)	(17,426)	22,420	(20,796)

Increase (decrease) in net assets resulting from Policy transactions	(736,225)	(195,678)	(756,077)	(195,668)	(249,601)	5,955,454	(2,805)

Total increase (decrease) in net assets	1,948,898	1,057,416	926,724	140,385	9,807	8,479,801	774,751

NET ASSETS:
Beginning of period	7,306,043	3,295,054	15,893,758	3,263,658	3,531,495	22,621,251	8,415,423

End of period	$9,254,941	$4,352,470	$16,820,482	$3,404,043	$3,541,302	$31,101,052	$9,190,174

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

55

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	Goldman Sachs VIT Strategic Growth Fund, Institutional Class	Goldman Sachs VIT Strategic Growth Fund, Service Class	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Invesco V.I. American Franchise Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$84,295	$3,246	$-	$-	$112,752	$656	$-
Net realized gain (loss) on investments	933,226	60,669	3,638,620	1,524,465	2,117,061	18,060	1,046,993
Change in net unrealized appreciation (depreciation) on investments	712,033	39,097	113,748	(100,602)	104,636	850	(60,762)

Net increase (decrease) in net assets resulting from operations	1,729,554	103,012	3,752,368	1,423,863	2,334,449	19,566	986,231

POLICY TRANSACTIONS:
Policy owners’ net payments	236,260	15,795	349,317	235,275	275,981	2,901	139,480
Policy maintenance charges	(204,355)	(13,628)	(491,841)	(204,465)	(331,158)	(2,732)	(186,215)
Policy owners’ benefits	(309,838)	(50,459)	(892,431)	(403,442)	(593,206)	(3,637)	(295,561)
Net transfers (to) from the Company and/or Subaccounts	(133,845)	(70,766)	(438,877)	(514,928)	(210,172)	(463)	(112,776)
Net Policy loan repayments (withdrawals)	(143,956)	16	(309,900)	(32,530)	(170,800)	(12,608)	(54,617)

Increase (decrease) in net assets resulting from Policy transactions	(555,734)	(119,042)	(1,783,732)	(920,090)	(1,029,355)	(16,539)	(509,689)

Total increase (decrease) in net assets	1,173,820	(16,030)	1,968,636	503,773	1,305,094	3,027	476,542

NET ASSETS:
Beginning of period	11,102,050	693,342	22,005,690	8,519,540	15,509,091	127,946	8,728,496

End of period	$12,275,870	$677,312	$23,974,326	$9,023,313	$16,814,185	$130,973	$9,205,038

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

56

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund, Series II	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Discovery Large Cap Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14,277	$34,413	$940,229	$-	$-	$-	$68,646
Net realized gain (loss) on investments	1,167,483	(2,725)	6,071,852	2,666,958	1,246,812	69,691	332,844
Change in net unrealized appreciation (depreciation) on investments	101,174	10,952	1,991,601	(339,741)	(620,918)	(36,285)	190,384

Net increase (decrease) in net assets resulting from operations	1,282,934	42,640	9,003,682	2,327,217	625,894	33,406	591,874

POLICY TRANSACTIONS:
Policy owners’ net payments	230,542	11,415	1,090,546	371,030	302,348	49,695	415,720
Policy maintenance charges	(150,108)	(10,910)	(1,196,919)	(402,825)	(275,914)	(17,084)	(231,757)
Policy owners’ benefits	(205,750)	(80,030)	(2,511,821)	(622,958)	(471,174)	(4,438)	(31,983)
Net transfers (to) from the Company and/or Subaccounts	(360,204)	(7,829)	(580,499)	(330,794)	(66,529)	(61,642)	354,637
Net Policy loan repayments (withdrawals)	(8,670)	(2,533)	(151,009)	(215,201)	(181,363)	(858)	(344)

Increase (decrease) in net assets resulting from Policy transactions	(494,190)	(89,887)	(3,349,702)	(1,200,748)	(692,632)	(34,327)	506,273

Total increase (decrease) in net assets	788,744	(47,247)	5,653,980	1,126,469	(66,738)	(921)	1,098,147

NET ASSETS:
Beginning of period	6,334,617	516,453	53,355,967	18,490,436	12,942,493	618,803	3,443,485

End of period	$7,123,361	$469,206	$59,009,947	$19,616,905	$12,875,755	$617,882	$4,541,632

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

57

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series I	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$680,118	$151,496	$-	$18,446	$853,512	$152,722	$832,866
Net realized gain (loss) on investments	1,985,101	848,505	7,195,200	309	23,143	3,321	4,478,588
Change in net unrealized appreciation (depreciation) on investments	1,608,478	887,848	(1,745,275)	54,467	901,326	197,163	2,997,945

Net increase (decrease) in net assets resulting from operations	4,273,697	1,887,849	5,449,925	73,222	1,777,981	353,206	8,309,399

POLICY TRANSACTIONS:
Policy owners’ net payments	1,053,744	464,512	1,164,799	37,008	508,326	177,572	1,680,498
Policy maintenance charges	(905,845)	(266,129)	(864,825)	(26,653)	(471,571)	(150,228)	(1,422,213)
Policy owners’ benefits	(1,109,927)	(350,368)	(1,407,340)	(27,070)	(565,497)	(264,333)	(2,488,231)
Net transfers (to) from the Company and/or Subaccounts	(123,533)	134,915	(572,956)	57,923	74,790	332,943	(401,812)
Net Policy loan repayments (withdrawals)	(143,790)	(37,820)	(146,947)	2,262	(8,280)	(7,747)	(164,751)

Increase (decrease) in net assets resulting from Policy transactions	(1,229,351)	(54,890)	(1,827,269)	43,470	(462,232)	88,207	(2,796,509)

Total increase (decrease) in net assets	3,044,346	1,832,959	3,622,656	116,692	1,315,749	441,413	5,512,890

NET ASSETS:
Beginning of period	34,810,473	11,533,055	36,108,348	947,631	13,927,948	4,966,735	54,616,817

End of period	$37,854,819	$13,366,014	$39,731,004	$1,064,323	$15,243,697	$5,408,148	$60,129,707

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

58

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series I	Invesco V.I. S&P 500 Buffer Fund, December Series I	Invesco V.I. S&P 500 Buffer Fund, June Series I	Invesco V.I. S&P 500 Buffer Fund, March Series I	Invesco V.I. S&P 500 Buffer Fund, September Series I	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$74,579	$-	$-	$-	$-	$-	$427,973
Net realized gain (loss) on investments	883,603	14,716	6,890	23,522	1,865	201,386	-
Change in net unrealized appreciation (depreciation) on investments	1,081,524	5,481	(3,369)	7,727	2,122	102,867	-

Net increase (decrease) in net assets resulting from operations	2,039,706	20,197	3,521	31,249	3,987	304,253	427,973

POLICY TRANSACTIONS:
Policy owners’ net payments	243,655	72,498	18,633	28,191	2,499	173,636	641,205
Policy maintenance charges	(340,619)	(37,034)	(7,786)	(20,910)	(871)	(82,413)	(575,396)
Policy owners’ benefits	(741,762)	(1,565)	-	-	-	(112,564)	(1,009,668)
Net transfers (to) from the Company and/or Subaccounts	(161,669)	164,632	(91,425)	284,868	-	56,608	1,436,555
Net Policy loan repayments (withdrawals)	(44,370)	-	-	(7,290)	-	(14,741)	722,575

Increase (decrease) in net assets resulting from Policy transactions	(1,044,765)	198,531	(80,578)	284,859	1,628	20,526	1,215,271

Total increase (decrease) in net assets	994,941	218,728	(77,057)	316,108	5,615	324,779	1,643,244

NET ASSETS:
Beginning of period	13,372,037	3,013	107,725	4,121	30,218	3,608,320	10,999,718

End of period	$14,366,978	$221,741	$30,668	$320,229	$35,833	$3,933,099	$12,642,962

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

59

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$3,426,935	$192,084	$56,734	$121,412	$-	$68,186
Net realized gain (loss) on investments	549	3,300	2,533,618	1,321,294	2,294,480	1,081,684	1,638,890
Change in net unrealized appreciation (depreciation) on investments	805	846,495	1,824,224	392,946	969,524	(349,487)	(317,691)

Net increase (decrease) in net assets resulting from operations	1,354	4,276,730	4,549,926	1,770,974	3,385,416	732,197	1,389,385

POLICY TRANSACTIONS:
Policy owners’ net payments	2,839	3,847,173	2,355,774	535,239	370,786	168,342	466,570
Policy maintenance charges	(490)	(2,246,983)	(1,316,255)	(344,110)	(470,894)	(122,775)	(453,029)
Policy owners’ benefits	-	(1,182,055)	(811,440)	(405,472)	(1,012,486)	(259,694)	(993,411)
Net transfers (to) from the Company and/or Subaccounts	71	7,156,359	2,500,417	(58,077)	(154,744)	(177,292)	487,553
Net Policy loan repayments (withdrawals)	-	(102,091)	(64,425)	(195,543)	(110,485)	(7,105)	(53,182)

Increase (decrease) in net assets resulting from Policy transactions	2,420	7,472,403	2,664,071	(467,963)	(1,377,823)	(398,524)	(545,499)

Total increase (decrease) in net assets	3,774	11,749,133	7,213,997	1,303,011	2,007,593	333,673	843,886

NET ASSETS:
Beginning of period	3,809	47,447,522	27,008,341	12,629,821	20,506,845	5,718,836	20,469,954

End of period	$7,583	$59,196,655	$34,222,338	$13,932,832	$22,514,438	$6,052,509	$21,313,840

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

60

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Growth Series, Initial Class	MFS VIT II Emerging Markets Equity Portfolio, Service Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT New Discovery Series, Initial Class	MFS VIT Research Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$13,749	$121,377	$17,842	$218,227	$-	$135,662
Net realized gain (loss) on investments	4,880,868	21,264	573,057	957,898	5,618,518	87,703	3,384,849
Change in net unrealized appreciation (depreciation) on investments	(1,805,852)	173,671	1,859,038	(344,047)	(4,098,879)	1,007,614	(1,781,556)

Net increase (decrease) in net assets resulting from operations	3,075,016	208,684	2,553,472	631,693	1,737,866	1,095,317	1,738,955

POLICY TRANSACTIONS:
Policy owners’ net payments	573,376	14,810	311,297	126,015	334,202	220,744	285,447
Policy maintenance charges	(509,030)	(20,669)	(213,402)	(135,754)	(376,591)	(193,193)	(268,626)
Policy owners’ benefits	(1,284,351)	(26,766)	(398,946)	(436,785)	(737,639)	(430,221)	(784,102)
Net transfers (to) from the Company and/or Subaccounts	(531,100)	(42,811)	(471,341)	97,580	(82,544)	18,099	(22,879)
Net Policy loan repayments (withdrawals)	(429,722)	(9,232)	(23,021)	(45,452)	(8,116)	(82,744)	(90,604)

Increase (decrease) in net assets resulting from Policy transactions	(2,180,827)	(84,668)	(795,413)	(394,396)	(870,688)	(467,315)	(880,764)

Total increase (decrease) in net assets	894,189	124,016	1,758,059	237,297	867,178	628,002	858,191

NET ASSETS:
Beginning of period	25,991,479	665,290	7,985,988	6,601,971	13,232,117	8,612,361	13,897,340

End of period	$26,885,668	$789,306	$9,744,047	$6,839,268	$14,099,295	$9,240,363	$14,755,531

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

 See accompanying notes to financial statements.

61

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT Total Return Bond Series, Service Class	MFS VIT Total Return Series, Initial Class	MFS VIT Utilities Series, Initial Class	MFS VIT Value Series, Service Class	PIMCO VIT All Asset Portfolio, Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$722,485	$587,837	$171,577	$312,503	$18,755	$494,984	$39,443
Net realized gain (loss) on investments	9,216	1,589,775	113,530	1,755,137	41	1,712	(2,390)
Change in net unrealized appreciation (depreciation) on investments	400,196	114,288	537,914	620,192	36,247	67,735	32,396

Net increase (decrease) in net assets resulting from operations	1,131,897	2,291,900	823,021	2,687,832	55,043	564,431	69,449

POLICY TRANSACTIONS:
Policy owners’ net payments	642,970	476,146	139,600	615,398	4,219	1,766,117	44,268
Policy maintenance charges	(413,818)	(533,192)	(160,727)	(454,975)	(7,655)	(1,035,657)	(27,257)
Policy owners’ benefits	(939,547)	(1,320,538)	(260,338)	(1,321,289)	-	(90,491)	(13,898)
Net transfers (to) from the Company and/or Subaccounts	379,080	225,337	(122,607)	73,152	73	3,826,096	80,571
Net Policy loan repayments (withdrawals)	8,038	(153,272)	(24,156)	(20,807)	117	41,580	(3,439)

Increase (decrease) in net assets resulting from Policy transactions	(323,277)	(1,305,519)	(428,228)	(1,108,521)	(3,246)	4,507,645	80,245

Total increase (decrease) in net assets	808,620	986,381	394,793	1,579,311	51,797	5,072,076	149,694

NET ASSETS:
Beginning of period	16,401,388	21,287,031	5,626,306	21,532,995	389,708	10,692,843	1,157,414

End of period	$17,210,008	$22,273,412	$6,021,099	$23,112,306	$441,505	$15,764,919	$1,307,108

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

62

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Institutional Class	PIMCO VIT Total Return Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Institutional Class	Putnam VT Sustainable Leaders Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$90,254	$451,680	$137,314	$66,276	$1,364,179	$411,063	$552
Net realized gain (loss) on investments	1,246	3,051	(41)	238	7,397	17,284	12,061
Change in net unrealized appreciation (depreciation) on investments	32,286	577,950	3,309	1,184	1,503,400	409,361	(3,014)

Net increase (decrease) in net assets resulting from operations	123,786	1,032,681	140,582	67,698	2,874,976	837,708	9,599

POLICY TRANSACTIONS:
Policy owners’ net payments	66,667	665,557	139,410	124,934	1,347,662	855,555	20,935
Policy maintenance charges	(67,214)	(388,883)	(73,965)	(77,085)	(851,384)	(540,641)	(10,963)
Policy owners’ benefits	(106,636)	(398,177)	(104,877)	(9,570)	(1,524,994)	(49,293)	-
Net transfers (to) from the Company and/or Subaccounts	82,076	344,517	309,485	298,582	1,019,107	2,576,635	38,784
Net Policy loan repayments (withdrawals)	(102,459)	(39,680)	36,394	5,868	(275,238)	22,014	1

Increase (decrease) in net assets resulting from Policy transactions	(127,566)	183,334	306,447	342,729	(284,847)	2,864,270	48,757

Total increase (decrease) in net assets	(3,780)	1,216,015	447,029	410,427	2,590,129	3,701,978	58,356

NET ASSETS:
Beginning of period	2,292,085	13,299,118	2,937,367	1,244,994	32,602,193	7,962,218	118,189

End of period	$2,288,305	$14,515,133	$3,384,396	$1,655,421	$35,192,322	$11,664,196	$176,545

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

63

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Royce Capital Fund Micro-Cap Portfolio, Service Class	Royce Capital Fund Small-Cap Portfolio, Investment Class	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab S&P 500 Index Portfolio	Templeton Developing Markets VIP Fund, Class 1	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$41,730	$231,121	$13,699	$4,752	$10,986	$279,502
Net realized gain (loss) on investments	251,232	152,989	981,778	5,764	15,197	84,506	840,924
Change in net unrealized appreciation (depreciation) on investments	(44,512)	11,178	(19,985)	184,918	246,765	688,682	1,914,266

Net increase (decrease) in net assets resulting from operations	206,720	205,897	1,192,914	204,381	266,714	784,174	3,034,692

POLICY TRANSACTIONS:
Policy owners’ net payments	35,445	228,206	553,134	41,872	70,272	62,522	345,558
Policy maintenance charges	(21,288)	(112,955)	(299,359)	(39,190)	(45,093)	(46,247)	(255,708)
Policy owners’ benefits	(39,613)	(27,595)	(373,968)	(2)	(5,549)	(25,336)	(559,908)
Net transfers (to) from the Company and/or Subaccounts	125,267	480,006	451,002	226,873	193,399	(203,512)	(324,066)
Net Policy loan repayments (withdrawals)	(3,761)	(64)	(21,978)	-	5,132	2,903	(2,905)

Increase (decrease) in net assets resulting from Policy transactions	96,050	567,598	308,831	229,553	218,161	(209,670)	(797,029)

Total increase (decrease) in net assets	302,770	773,495	1,501,745	433,934	484,875	574,504	2,237,663

NET ASSETS:
Beginning of period	1,269,378	1,637,315	12,042,289	898,991	462,017	1,722,886	10,580,830

End of period	$1,572,148	$2,410,810	$13,544,034	$1,332,925	$946,892	$2,297,390	$12,818,493

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

64

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	TOPS Aggressive Growth ETF Portfolio, Class 1	TOPS Aggressive Growth ETF Portfolio, Class 2	TOPS Balanced ETF Portfolio, Class 2	TOPS Conservative ETF Portfolio, Class 1	TOPS Conservative ETF Portfolio, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$166,103	$42,689	$1,904	$1,797	$16,998	$1,729
Net realized gain (loss) on investments	39,625	1,502,479	47,077	2,417	1,009	5,672	(306)
Change in net unrealized appreciation (depreciation) on investments	1,875,466	2,353,257	400,128	22,016	7,015	37,709	4,177

Net increase (decrease) in net assets resulting from operations	1,915,091	4,021,839	489,894	26,337	9,821	60,379	5,600

POLICY TRANSACTIONS:
Policy owners’ net payments	431,310	522,629	487,721	7,442	3,079	52,692	6,363
Policy maintenance charges	(371,595)	(455,030)	(199,784)	(3,940)	(2,711)	(37,097)	(1,747)
Policy owners’ benefits	(262,767)	(962,303)	(9,873)	-	-	(2,827)	-
Net transfers (to) from the Company and/or Subaccounts	268,622	(378,557)	515,964	1,296	230	63,160	27,897
Net Policy loan repayments (withdrawals)	30,156	(35,789)	(6,973)	(2)	(2)	616	-

Increase (decrease) in net assets resulting from Policy transactions	95,726	(1,309,050)	787,055	4,796	596	76,544	32,513

Total increase (decrease) in net assets	2,010,817	2,712,789	1,276,949	31,133	10,417	136,923	38,113

NET ASSETS:
Beginning of period	11,977,709	17,212,253	2,161,034	134,470	76,149	534,020	34,860

End of period	$13,988,526	$19,925,042	$3,437,983	$165,603	$86,566	$670,943	$72,973

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

65

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	TOPS Growth ETF Portfolio, Class 1	TOPS Growth ETF Portfolio, Class 2	TOPS Moderate Growth ETF Portfolio, Class 1	TOPS Moderate Growth ETF Portfolio, Class 2	Vanguard VIF Balanced Portfolio	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Conservative Allocation Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$189,075	$45,421	$252,224	$8,395	$423	$414,342	$5,780
Net realized gain (loss) on investments	235,673	57,459	218,596	8,326	1,797	1,828,463	6,998
Change in net unrealized appreciation (depreciation) on investments	1,492,161	442,198	1,207,640	43,486	366	10,180,467	14,216

Net increase (decrease) in net assets resulting from operations	1,916,909	545,078	1,678,460	60,207	2,586	12,423,272	26,994

POLICY TRANSACTIONS:
Policy owners’ net payments	1,358,014	170,210	1,360,031	33,945	-	5,813,814	6,927
Policy maintenance charges	(763,174)	(86,242)	(787,329)	(8,048)	(202)	(3,214,769)	(7,476)
Policy owners’ benefits	(77,381)	(122,947)	(65,710)	(9,170)	-	(333,340)	-
Net transfers (to) from the Company and/or Subaccounts	2,975,987	(3,216)	2,324,719	24,329	19,716	9,365,859	2,937
Net Policy loan repayments (withdrawals)	(193,171)	(38)	19,360	-	1	49,044	1

Increase (decrease) in net assets resulting from Policy transactions	3,300,275	(42,233)	2,851,071	41,056	19,515	11,680,608	2,389

Total increase (decrease) in net assets	5,217,184	502,845	4,529,531	101,263	22,101	24,103,880	29,383

NET ASSETS:
Beginning of period	8,745,374	3,047,889	9,123,534	366,390	-	34,741,251	209,469

End of period	$13,962,558	$3,550,734	$13,653,065	$467,653	$22,101	$58,845,131	$238,852

 Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

66

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Short-Term Investment-Grade Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$139,914	$4,324	$10	$36,779	$1,048	$34,042	$1,359,673
Net realized gain (loss) on investments	427,964	9,764	275	185,700	4,240	(926)	1,679
Change in net unrealized appreciation (depreciation) on investments	404,987	54,859	579	596,027	7,886	(2,601)	999,539

Net increase (decrease) in net assets resulting from operations	972,865	68,947	864	818,506	13,174	30,515	2,360,891

POLICY TRANSACTIONS:
Policy owners’ net payments	632,511	150,525	1,176	538,882	10,648	114,332	5,244,065
Policy maintenance charges	(398,562)	(16,008)	(309)	(283,291)	(4,091)	(49,499)	(2,668,750)
Policy owners’ benefits	(13,280)	-	-	(17,746)	-	(2,083)	(293,272)
Net transfers (to) from the Company and/or Subaccounts	1,376,561	18,962	1	1,220,150	20,967	132,994	8,435,886

Net Policy loan repayments (withdrawals)	(6,024)	-	(2)	3,516	1	2,050	56,362

Increase (decrease) in net assets resulting from Policy transactions	1,591,206	153,479	866	1,461,511	27,525	197,794	10,774,291

Total increase (decrease) in net assets	2,564,071	222,426	1,730	2,280,017	40,699	228,309	13,135,182

NET ASSETS:
Beginning of period	5,101,156	218,249	4,582	3,556,152	79,443	1,174,927	29,752,373

End of period	$7,665,227	$440,675	$6,312	$5,836,169	$120,142	$1,403,236	$42,887,555

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

67

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$93,728	$38,095
Net realized gain (loss) on investments	(41,956)	66,610
Change in net unrealized appreciation (depreciation) on investments	116,153	427,411

Net increase (decrease) in net assets resulting from operations	167,925	532,116

POLICY TRANSACTIONS:
Policy owners’ net payments	80,622	56,202
Policy maintenance charges	(22,842)	(41,696)
Policy owners’ benefits	(2)	-
Net transfers (to) from the Company and/or Subaccounts	98,828	107,731
Net Policy loan repayments (withdrawals)	1	-

Increase (decrease) in net assets resulting from Policy transactions	156,607	122,237

Total increase (decrease) in net assets	324,532	654,353

NET ASSETS:
Beginning of period	2,458,374	3,043,832
End of period	$2,782,906	$3,698,185

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

68

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund, Class 1	American Funds IS Asset Allocation Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Growth Fund, Class 2	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth Fund, Class 1	American Funds IS Growth Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$213,931	$116,407	$651,370	$64,878	$25,925	$131,848	$39,689
Net realized gain (loss) on investments	359,025	227,835	978,621	125,170	90,833	481,512	383,437
Change in net unrealized appreciation (depreciation) on investments	645,318	446,222	2,135,746	323,052	(63,393)	4,963,479	2,837,510

Net increase (decrease) in net assets resulting from operations	1,218,274	790,464	3,765,737	513,100	53,365	5,576,839	3,260,636

POLICY TRANSACTIONS:
Policy owners’ net payments	854,003	253,853	4,739,511	253,199	111,374	2,078,236	622,943
Policy maintenance charges	(526,151)	(162,217)	(2,460,887)	(102,837)	(67,164)	(1,286,897)	(342,433)
Policy owners’ benefits	(10,808)	(35,885)	(249,988)	(81,478)	(16,254)	(86,851)	(180,223)
Net transfers (to) from the Company and/or Subaccounts	1,837,650	16,981	8,050,447	(35,232)	102,177	6,357,783	(600,482)
Net Policy loan repayments (withdrawals)	(3,078)	(48,163)	5,654	(35,070)	(17,665)	(18,898)	(126,571)

Increase (decrease) in net assets resulting from Policy transactions	2,151,616	24,569	10,084,737	(1,418)	112,468	7,043,373	(626,766)

Total increase (decrease) in net assets	3,369,890	815,033	13,850,474	511,682	165,833	12,620,212	2,633,870

NET ASSETS:
Beginning of period	6,229,774	4,769,161	25,534,966	3,717,629	2,390,747	15,098,061	10,415,267

End of period	$9,599,664	$5,584,194	$39,385,440	$4,229,311	$2,556,580	$27,718,273	$13,049,137

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth- Income Fund, Class 1	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 1	American Funds IS New World Fund, Class 2	American Funds IS Washington Mutual Investors Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	Calvert VP SRI Balanced Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$203,373	$39,376	$505,568	$28,904	$155,512	$71	$1,170
Net realized gain (loss) on investments	632,938	4,134	220,206	9,866	88,497	327	1,577
Change in net unrealized appreciation (depreciation) on investments	2,105,869	44,711	803,174	83,190	1,389,646	(239)	9,178

Net increase (decrease) in net assets resulting from operations	2,942,180	88,221	1,528,948	121,960	1,633,655	159	11,925

POLICY TRANSACTIONS:
Policy owners’ net payments	1,374,175	115,967	4,347,646	157,684	586,756	2,930	-
Policy maintenance charges	(813,568)	(93,011)	(2,126,961)	(66,228)	(260,804)	(411)	(950)
Policy owners’ benefits	(95,655)	(6,990)	(178,302)	(18,452)	(89,413)	-	(1,168)
Net transfers (to) from the Company and/or Subaccounts	2,088,168	157,652	7,807,650	56,475	(99,433)	2,692	-
Net Policy loan repayments (withdrawals)	(57,729)	(32,974)	5,769	(14,684)	(118,643)	-	(36)

Increase (decrease) in net assets resulting from Policy transactions	2,495,391	140,644	9,855,802	114,795	18,463	5,211	(2,154)

Total increase (decrease) in net assets	5,437,571	228,865	11,384,750	236,755	1,652,118	5,370	9,771

NET ASSETS:
Beginning of period	11,325,573	3,022,651	21,291,546	1,842,103	8,515,286	-	61,826

End of period	$16,763,144	$3,251,516	$32,676,296	$2,078,858	$10,167,404	$5,370	$71,597

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class II	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio, Institutional	Dimensional VA International Value Portfolio, Institutional
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,105	$9,879	$-	$-	$5,691	$262,061	$111,592
Net realized gain (loss) on investments	37,685	71,757	645,147	85,057	73,309	206,666	64,981
Change in net unrealized appreciation (depreciation) on investments	6,460	171,466	134,699	9,843	8,922	(310,371)	(133,076)

Net increase (decrease) in net assets resulting from operations	45,250	253,102	779,846	94,900	87,922	158,356	43,497

POLICY TRANSACTIONS:
Policy owners’ net payments	4,394	120,315	2,676,225	89,226	6,754	1,165,991	261,976
Policy maintenance charges	(3,684)	(67,732)	(1,227,354)	(37,610)	(7,153)	(517,444)	(128,766)
Policy owners’ benefits	-	(62,839)	(103,099)	(31,479)	-	(33,113)	(2,029)
Net transfers (to) from the Company and/or Subaccounts	38,936	1,731	4,881,816	247,055	69,591	2,166,538	1,586,052
Net Policy loan repayments (withdrawals)	-	(1,831)	13,855	672	-	(4,812)	(4,273)

Increase (decrease) in net assets resulting from Policy transactions	39,646	(10,356)	6,241,443	267,864	69,192	2,777,160	1,712,960

Total increase (decrease) in net assets	84,896	242,746	7,021,289	362,764	157,114	2,935,516	1,756,457

NET ASSETS:
Beginning of period	28,773	2,563,043	12,484,197	1,894,894	55,373	4,738,133	1,323,989

End of period	$113,669	$2,805,789	$19,505,486	$2,257,658	$212,487	$7,673,649	$3,080,446

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Dimensional VA Short-Term Fixed Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional	Dimensional VA US Targeted Value Portfolio, Institutional	Dimensional VIT Inflation- Protected Securities Portfolio, Institutional	Fidelity VIP Balanced Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio, Service Class	Fidelity VIP Equity-Income Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$143,593	$64,155	$6,727	$231,701	$-	$55,299	$67,322
Net realized gain (loss) on investments	(49,531)	332,072	32,802	14,598	2	8,208,097	243,103
Change in net unrealized appreciation (depreciation) on investments	(56,216)	(186,356)	(69,680)	(100,265)	-	8,804,615	225,590

Net increase (decrease) in net assets resulting from operations	37,846	209,871	(30,151)	146,034	2	17,068,011	536,015

POLICY TRANSACTIONS:
Policy owners’ net payments	75	261,164	4,984	1,025,204	-	1,870,726	115,693
Policy maintenance charges	(4,242)	(140,683)	(1,009)	(517,802)	(66)	(1,358,661)	(117,498)
Policy owners’ benefits	-	(12,216)	-	(44,412)	-	(2,314,747)	(363,737)
Net transfers (to) from the Company and/or Subaccounts	1,458,917	1,269,339	648,496	2,239,716	64	(4,325,220)	104,701
Net Policy loan repayments (withdrawals)	-	(599)	-	12,641	-	(249,542)	(1,008)

Increase (decrease) in net assets resulting from Policy transactions	1,454,750	1,377,005	652,471	2,715,347	(2)	(6,377,444)	(261,849)

Total increase (decrease) in net assets	1,492,596	1,586,876	622,320	2,861,381	-	10,690,567	274,166

NET ASSETS:
Beginning of period	-	1,843,809	5,821	5,485,994	-	53,037,007	3,529,179

End of period	$1,492,596	$3,430,685	$628,141	$8,347,375	$-	$63,727,574	$3,803,345

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Freedom 2015 Portfolio, Service Class	Fidelity VIP Freedom 2020 Portfolio, Service Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Service Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Service Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14,019	$25,677	$-	$-	$848,344	$469,653	$324,503
Net realized gain (loss) on investments	11,318	26,601	64,567	964,672	75,068	251,637	33,797
Change in net unrealized appreciation (depreciation) on investments	2,264	13,306	1,654,209	74,316	11,814,896	7,753,074	(166,194)

Net increase (decrease) in net assets resulting from operations	27,601	65,584	1,718,776	1,038,988	12,738,308	8,474,364	192,106

POLICY TRANSACTIONS:
Policy owners’ net payments	4,705	24,022	608,954	135,007	8,742,119	1,113,508	1,285,697
Policy maintenance charges	(6,749)	(18,803)	(330,658)	(88,470)	(4,526,326)	(903,050)	(646,752)
Policy owners’ benefits	(3,554)	(24,987)	(52,686)	(127,579)	(341,012)	(879,920)	(69,986)
Net transfers (to) from the Company and/or Subaccounts	4,685	2,926	679,114	(51,736)	16,332,253	(342,383)	1,757,608
Net Policy loan repayments (withdrawals)	(43,415)	-	203,738	185,669	(94,077)	(16,570)	9,204

Increase (decrease) in net assets resulting from Policy transactions	(44,328)	(16,842)	1,108,462	52,891	20,112,957	(1,028,415)	2,335,771

Total increase (decrease) in net assets	(16,727)	48,742	2,827,238	1,091,879	32,851,265	7,445,949	2,527,877

NET ASSETS:
Beginning of period	454,592	873,205	4,126,110	3,461,325	43,761,668	34,211,026	7,092,453

End of period	$437,865	$921,947	$6,953,348	$4,553,204	$76,612,933	$41,656,975	$9,620,330

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Investment Grade Bond Portfolio, Service Class	Fidelity VIP Mid Cap Portfolio, Initial Class	Fidelity VIP Mid Cap Portfolio, Service Class	Franklin DynaTech VIP Fund, Class 2	Franklin Growth and Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 1	Franklin Income VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$540,193	$30,168	$140,985	$-	$354,744	$69,695	$1,066,598
Net realized gain (loss) on investments	1,343	692,634	3,988,718	195,444	285,271	7,138	108,075
Change in net unrealized appreciation (depreciation) on investments	(289,865)	7,108	549,790	1,658,012	1,815,199	18,051	248,571

Net increase (decrease) in net assets resulting from operations	251,671	729,910	4,679,493	1,853,456	2,455,214	94,884	1,423,244

POLICY TRANSACTIONS:
Policy owners’ net payments	515,856	652,032	1,177,808	197,555	2,380,495	142,740	576,126
Policy maintenance charges	(421,615)	(344,422)	(731,504)	(155,479)	(1,164,402)	(92,601)	(586,287)
Policy owners’ benefits	(234,393)	(18,062)	(764,992)	(142,466)	(113,409)	(25,281)	(736,094)
Net transfers (to) from the Company and/or Subaccounts	990,626	903,366	(720,053)	(384,374)	2,062,068	300,441	438,410
Net Policy loan repayments (withdrawals)	(29,128)	(32,735)	(152,706)	(64,381)	2,424	(267)	(59,011)

Increase (decrease) in net assets resulting from Policy transactions	821,346	1,160,179	(1,191,447)	(549,145)	3,167,176	325,032	(366,856)

Total increase (decrease) in net assets	1,073,017	1,890,089	3,488,046	1,304,311	5,622,390	419,916	1,056,388

NET ASSETS:
Beginning of period	15,019,169	3,849,915	27,064,739	6,319,444	11,719,532	1,106,492	19,796,484

End of period	$16,092,186	$5,740,004	$30,552,785	$7,623,755	$17,341,922	$1,526,408	$20,852,872

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin U.S. Government Securities VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Institutional Class	Goldman Sachs VIT Core Fixed Income Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,096,197	$303,529	$52,789	$-	$511,920	$876,928	$36,921
Net realized gain (loss) on investments	1,346,666	1,508,094	150,054	37,945	1,004	18	(616)
Change in net unrealized appreciation (depreciation) on investments	3,358,799	1,229,514	432,434	645,786	(275,482)	(588,546)	(27,557)

Net increase (decrease) in net assets resulting from operations	5,801,662	3,041,137	635,277	683,731	237,442	288,400	8,748

POLICY TRANSACTIONS:
Policy owners’ net payments	2,068,163	869,750	219,601	218,341	788,297	3,573,082	91,695
Policy maintenance charges	(1,472,672)	(692,846)	(111,153)	(141,195)	(510,044)	(1,687,418)	(30,615)
Policy owners’ benefits	(1,786,974)	(801,296)	(212,178)	(156,053)	(473,261)	(152,684)	(22,484)
Net transfers (to) from the Company and/or Subaccounts	(558,393)	(41,098)	23,240	(74,240)	1,510,149	5,671,500	27,137
Net Policy loan repayments (withdrawals)	(194,443)	(185,332)	(30,370)	52,667	(59,294)	22,989	(12,654)

Increase (decrease) in net assets resulting from Policy transactions	(1,944,319)	(850,822)	(110,860)	(100,480)	1,255,847	7,427,469	53,079

Total increase (decrease) in net assets	3,857,343	2,190,315	524,417	583,251	1,493,289	7,715,869	61,827

NET ASSETS:
Beginning of period	51,496,600	28,226,435	5,357,810	6,271,338	15,835,946	17,646,733	965,173

End of period	$55,353,943	$30,416,750	$5,882,227	$6,854,589	$17,329,235	$25,362,602	$1,027,000

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT International Equity Insights Fund, Institutional Class	Goldman Sachs VIT International Equity Insights Fund, Service Class	Goldman Sachs VIT Large Cap Value Fund, Institutional Class	Goldman Sachs VIT Large Cap Value Fund, Service Class	Goldman Sachs VIT Mid Cap Growth Fund, Service Class	Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	Goldman Sachs VIT Mid Cap Value Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$226,527	$91,095	$221,168	$37,337	$-	$220,596	$61,276
Net realized gain (loss) on investments	283,365	126,825	2,035,724	410,596	412,708	1,271,215	498,562
Change in net unrealized appreciation (depreciation) on investments	(85,217)	(32,688)	164,617	35,788	199,004	656,555	371,923

Net increase (decrease) in net assets resulting from operations	424,675	185,232	2,421,509	483,721	611,712	2,148,366	931,761

POLICY TRANSACTIONS:
Policy owners’ net payments	262,177	159,090	337,287	65,752	105,909	2,380,154	396,499
Policy maintenance charges	(234,373)	(76,341)	(414,820)	(66,029)	(67,145)	(1,256,063)	(242,186)
Policy owners’ benefits	(273,057)	(123,471)	(694,839)	(56,872)	(91,437)	(264,735)	(161,410)
Net transfers (to) from the Company and/or Subaccounts	221,486	157,214	(193,198)	(84,696)	(25,543)	4,087,639	(120,390)
Net Policy loan repayments (withdrawals)	(24,160)	(52,506)	(121,347)	(9,081)	(22,784)	22,014	(18,140)

Increase (decrease) in net assets resulting from Policy transactions	(47,927)	63,986	(1,086,917)	(150,926)	(101,000)	4,969,009	(145,627)

Total increase (decrease) in net assets	376,748	249,218	1,334,592	332,795	510,712	7,117,375	786,134

NET ASSETS:
Beginning of period	6,929,295	3,045,836	14,559,166	2,930,863	3,020,783	15,503,876	7,629,289

End of period	$7,306,043	$3,295,054	$15,893,758	$3,263,658	$3,531,495	$22,621,251	$8,415,423

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	Goldman Sachs VIT Strategic Growth Fund, Institutional Class	Goldman Sachs VIT Strategic Growth Fund, Service Class	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Invesco V.I. American Franchise Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$104,538	$5,162	$-	$-	$96,069	$521	$-
Net realized gain (loss) on investments	899,271	63,649	1,815,550	802,348	2,157,808	19,692	355,475
Change in net unrealized appreciation (depreciation) on investments	793,566	48,548	3,703,817	1,362,925	1,309,231	9,040	2,054,324

Net increase (decrease) in net assets resulting from operations	1,797,375	117,359	5,519,367	2,165,273	3,563,108	29,253	2,409,799

POLICY TRANSACTIONS:
Policy owners’ net payments	239,345	18,748	333,147	259,393	275,137	1,499	141,812
Policy maintenance charges	(208,132)	(14,331)	(454,944)	(204,865)	(330,551)	(2,798)	(184,015)
Policy owners’ benefits	(453,967)	(11,234)	(514,098)	(179,697)	(537,017)	-	(717,065)
Net transfers (to) from the Company and/or Subaccounts	14,283	(50,663)	(409,878)	(571,743)	(222,372)	(7,952)	(158,021)
Net Policy loan repayments (withdrawals)	30,740	(960)	(138,417)	(37,534)	(61,530)	939	(11,541)

Increase (decrease) in net assets resulting from Policy transactions	(377,731)	(58,440)	(1,184,190)	(734,446)	(876,333)	(8,312)	(928,830)

Total increase (decrease) in net assets	1,419,644	58,919	4,335,177	1,430,827	2,686,775	20,941	1,480,969

NET ASSETS:
Beginning of period	9,682,406	634,423	17,670,513	7,088,713	12,822,316	107,005	7,247,527

End of period	$11,102,050	$693,342	$22,005,690	$8,519,540	$15,509,091	$127,946	$8,728,496

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. American Value Fund, Series II	Invesco V.I. Balanced-Risk Allocation Fund, Series II	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Discovery Large Cap Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Discovery Mid Cap Growth Fund, Series II	Invesco V.I. Diversified Dividend Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$47,162	$30,373	$920,458	$-	$-	$-	$61,874
Net realized gain (loss) on investments	244,659	(3,506)	4,279,593	654,732	144,047	751	132,771
Change in net unrealized appreciation (depreciation) on investments	1,277,692	(7,167)	2,134,598	4,355,606	2,472,663	117,035	166,390

Net increase (decrease) in net assets resulting from operations	1,569,513	19,700	7,334,649	5,010,338	2,616,710	117,786	361,035

POLICY TRANSACTIONS:
Policy owners’ net payments	253,409	16,811	1,140,458	358,754	323,815	48,427	344,656
Policy maintenance charges	(151,577)	(12,396)	(1,206,272)	(375,516)	(283,771)	(17,471)	(183,815)
Policy owners’ benefits	(186,757)	(30,911)	(2,407,976)	(763,939)	(368,082)	(1,488)	(8,952)
Net transfers (to) from the Company and/or Subaccounts	(436,825)	(58,874)	(647,476)	(784,175)	(180,746)	(8,078)	430,860
Net Policy loan repayments (withdrawals)	(23,267)	(218)	(493,550)	(231,074)	(93,073)	(17)	(170)

Increase (decrease) in net assets resulting from Policy transactions	(545,017)	(85,588)	(3,614,816)	(1,795,950)	(601,857)	21,373	582,579

Total increase (decrease) in net assets	1,024,496	(65,888)	3,719,833	3,214,388	2,014,853	139,159	943,614

NET ASSETS:
Beginning of period	5,310,121	582,341	49,636,134	15,276,048	10,927,640	479,644	2,499,871

End of period	$6,334,617	$516,453	$53,355,967	$18,490,436	$12,942,493	$618,803	$3,443,485

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series I	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Global Strategic Income Fund, Series I	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$546,386	$181,640	$-	$23,521	$426,238	$117,046	$786,192
Net realized gain (loss) on investments	1,418,399	100,312	2,660,314	1,253	8,377	89	3,864,407
Change in net unrealized appreciation (depreciation) on investments	1,815,684	(250,760)	2,555,297	(42,859)	731	(41,595)	3,220,311

Net increase (decrease) in net assets resulting from operations	3,780,469	31,192	5,215,611	(18,085)	435,346	75,540	7,870,910

POLICY TRANSACTIONS:
Policy owners’ net payments	1,145,212	517,755	1,215,471	39,210	545,335	182,642	1,792,199
Policy maintenance charges	(920,378)	(264,723)	(870,643)	(27,206)	(470,216)	(160,365)	(1,457,070)
Policy owners’ benefits	(1,185,260)	(359,488)	(1,159,974)	(6,600)	(674,385)	(463,257)	(2,199,825)
Net transfers (to) from the Company and/or Subaccounts	359,648	357,448	(1,224,276)	30,333	882,238	575,701	(1,013,584)
Net Policy loan repayments (withdrawals)	(83,404)	(54,965)	(184,848)	3,585	(17,859)	4,894	(512,106)

Increase (decrease) in net assets resulting from Policy transactions	(684,182)	196,027	(2,224,270)	39,322	265,113	139,615	(3,390,386)

Total increase (decrease) in net assets	3,096,287	227,219	2,991,341	21,237	700,459	215,155	4,480,524

NET ASSETS:
Beginning of period	31,714,186	11,305,836	33,117,007	926,394	13,227,489	4,751,580	50,136,293

End of period	$34,810,473	$11,533,055	$36,108,348	$947,631	$13,927,948	$4,966,735	$54,616,817

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series I	Invesco V.I. S&P 500 Buffer Fund, December Series I	Invesco V.I. S&P 500 Buffer Fund, June Series I	Invesco V.I. S&P 500 Buffer Fund, March Series I	Invesco V.I. S&P 500 Buffer Fund, September Series I	Invesco V.I. Small Cap Equity Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$-	$-	$-	$-	$-	$465,265
Net realized gain (loss) on investments	1,454,950	102	5,659	224	1,588	195,425	-
Change in net unrealized appreciation (depreciation) on investments	1,241,369	(49)	4,832	(111)	199	375,122	-

Net increase (decrease) in net assets resulting from operations	2,696,319	53	10,491	113	1,787	570,547	465,265

POLICY TRANSACTIONS:
Policy owners’ net payments	244,290	-	52,460	1,966	1,930	188,396	642,648
Policy maintenance charges	(336,595)	(26)	(19,442)	(1,200)	(607)	(84,894)	(554,045)
Policy owners’ benefits	(668,444)	-	(19)	-	-	(123,598)	(376,514)
Net transfers (to) from the Company and/or Subaccounts	(173,103)	2,986	6,066	3,242	27,108	(78,183)	1,423,725
Net Policy loan repayments (withdrawals)	(69,513)	-	-	-	-	(15,860)	(324,273)

Increase (decrease) in net assets resulting from Policy transactions	(1,003,365)	2,960	39,065	4,008	28,431	(114,139)	811,541

Total increase (decrease) in net assets	1,692,954	3,013	49,556	4,121	30,218	456,408	1,276,806

NET ASSETS:
Beginning of period	11,679,083	-	58,169	-	-	3,151,912	9,722,912

End of period	$13,372,037	$3,013	$107,725	$4,121	$30,218	$3,608,320	$10,999,718

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	Lord Abbett Series Fund Growth and Income Portfolio, Class VC	Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$2,624,948	$147,407	$90,295	$172,888	$-	$93,412
Net realized gain (loss) on investments	38	18,472	1,567,133	762,329	1,743,260	78,382	2,219,630
Change in net unrealized appreciation (depreciation) on investments	172	157,059	2,882,479	1,008,834	1,815,011	1,336,412	461,767

Net increase (decrease) in net assets resulting from operations	210	2,800,479	4,597,019	1,861,458	3,731,159	1,414,794	2,774,809

POLICY TRANSACTIONS:
Policy owners’ net payments	1,428	2,958,934	1,784,543	567,658	383,256	161,560	480,746
Policy maintenance charges	(209)	(1,745,914)	(1,037,657)	(355,097)	(489,306)	(123,050)	(461,661)
Policy owners’ benefits	-	(1,089,500)	(495,155)	(342,947)	(1,307,797)	(186,872)	(847,042)
Net transfers (to) from the Company and/or Subaccounts	2,380	5,509,065	2,046,456	(381,023)	(266,703)	(72,754)	(245,299)
Net Policy loan repayments (withdrawals)	-	(97,730)	(93,508)	(49,749)	(233,165)	(74,598)	(102,068)

Increase (decrease) in net assets resulting from Policy transactions	3,599	5,534,855	2,204,679	(561,158)	(1,913,715)	(295,714)	(1,175,324)

Total increase (decrease) in net assets	3,809	8,335,334	6,801,698	1,300,300	1,817,444	1,119,080	1,599,485

NET ASSETS:
Beginning of period	-	39,112,188	20,206,643	11,329,521	18,689,401	4,599,756	18,870,469

End of period	$3,809	$47,447,522	$27,008,341	$12,629,821	$20,506,845	$5,718,836	$20,469,954

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT Growth Series, Initial Class	MFS VIT II Emerging Markets Equity Portfolio, Service Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS VIT Investors Trust Series, Initial Class	MFS VIT New Discovery Series, Initial Class	MFS VIT Research Series, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$-	$14,622	$93,427	$22,390	$91,568	$-	$81,474
Net realized gain (loss) on investments	2,260,762	2,128	390,671	601,594	1,051,058	54,447	888,732
Change in net unrealized appreciation (depreciation) on investments	4,327,057	54,081	58,538	327,056	1,172,093	511,677	1,329,559

Net increase (decrease) in net assets resulting from operations	6,587,819	70,831	542,636	951,040	2,314,719	566,124	2,299,765

POLICY TRANSACTIONS:
Policy owners’ net payments	615,589	13,588	347,336	117,151	364,055	233,011	301,344
Policy maintenance charges	(516,190)	(20,144)	(209,241)	(123,059)	(384,364)	(199,848)	(271,979)
Policy owners’ benefits	(1,074,362)	(20,799)	(326,551)	(198,169)	(741,664)	(481,762)	(610,903)
Net transfers (to) from the Company and/or Subaccounts	(1,122,968)	4,922	39,740	(62,399)	(312,840)	14,779	(206,563)
Net Policy loan repayments (withdrawals)	(128,773)	(840)	(54,571)	(118,746)	(212,796)	(29,084)	(123,760)

Increase (decrease) in net assets resulting from Policy transactions	(2,226,704)	(23,273)	(203,287)	(385,222)	(1,287,609)	(462,904)	(911,861)

Total increase (decrease) in net assets	4,361,115	47,558	339,349	565,818	1,027,110	103,220	1,387,904

NET ASSETS:
Beginning of period	21,630,364	617,732	7,646,639	6,036,153	12,205,007	8,509,141	12,509,436

End of period	$25,991,479	$665,290	$7,985,988	$6,601,971	$13,232,117	$8,612,361	$13,897,340

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT Total Return Bond Series, Service Class	MFS VIT Total Return Series, Initial Class	MFS VIT Utilities Series, Initial Class	MFS VIT Value Series, Service Class	Morgan Stanley VIF Global Real Estate Portfolio, Class II	PIMCO VIT All Asset Portfolio, Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$661,567	$527,849	$131,218	$310,273	$14,581	$24,436	$293,051
Net realized gain (loss) on investments	1,920	1,105,873	175,194	1,706,920	22,936	(6)	835
Change in net unrealized appreciation (depreciation) on investments	(285,004)	(49,127)	324,765	252,614	23,059	(11,036)	152,638

Net increase (decrease) in net assets resulting from operations	378,483	1,584,595	631,177	2,269,807	60,576	13,394	446,524

POLICY TRANSACTIONS:
Policy owners’ net payments	725,353	503,770	131,532	676,793	25,637	4,354	1,058,207
Policy maintenance charges	(423,873)	(554,425)	(159,596)	(472,854)	(11,860)	(7,472)	(593,543)
Policy owners’ benefits	(540,197)	(1,045,705)	(260,183)	(868,675)	(6,435)	(1,472)	(58,571)
Net transfers (to) from the Company and/or Subaccounts	1,013,639	61,254	25,755	17,160	(702,624)	4,643	3,933,058
Net Policy loan repayments (withdrawals)	(86,927)	(239,443)	(1,855)	(61,893)	129	(1,232)	(11,187)

Increase (decrease) in net assets resulting from Policy transactions	687,995	(1,274,549)	(264,347)	(709,469)	(695,153)	(1,179)	4,327,964

Total increase (decrease) in net assets	1,066,478	310,046	366,830	1,560,338	(634,577)	12,215	4,774,488

NET ASSETS:
Beginning of period	15,334,910	20,976,985	5,259,476	19,972,657	634,577	377,493	5,918,355

End of period	$16,401,388	$21,287,031	$5,626,306	$21,532,995	$-	$389,708	$10,692,843

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Institutional Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Institutional Class	PIMCO VIT Total Return Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$29,254	$89,077	$321,915	$9,679	$136,224	$54,063	$1,242,751
Net realized gain (loss) on investments	47	(190)	134	(4,021)	39	437	1,117
Change in net unrealized appreciation (depreciation) on investments	(97,128)	9,658	(66,835)	134	23,979	8,557	(470,503)

Net increase (decrease) in net assets resulting from operations	(67,827)	98,545	255,214	5,792	160,242	63,057	773,365

POLICY TRANSACTIONS:
Policy owners’ net payments	40,870	66,820	687,778	1,176	146,974	107,580	1,485,399
Policy maintenance charges	(27,791)	(72,147)	(390,976)	(436)	(72,896)	(60,093)	(864,009)
Policy owners’ benefits	(511)	(80,530)	(351,659)	-	(25,368)	(224)	(843,754)
Net transfers (to) from the Company and/or Subaccounts	260,381	93,651	1,074,381	(61,471)	138,448	271,430	2,394,424
Net Policy loan repayments (withdrawals)	(5,605)	(448)	7,415	-	(334)	(12,714)	(136,000)

Increase (decrease) in net assets resulting from Policy transactions	267,344	7,346	1,026,939	(60,731)	186,824	305,979	2,036,060

Total increase (decrease) in net assets	199,517	105,891	1,282,153	(54,939)	347,066	369,036	2,809,425

NET ASSETS:
Beginning of period	957,897	2,186,194	12,016,965	54,939	2,590,301	875,958	29,792,768

End of period	$1,157,414	$2,292,085	$13,299,118	$-	$2,937,367	$1,244,994	$32,602,193

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO VIT Total Return Portfolio, Institutional Class	Putnam VT Sustainable Leaders Fund, Class IA	Royce Capital Fund Micro-Cap Portfolio, Service Class	Royce Capital Fund Small-Cap Portfolio, Investment Class	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab S&P 500 Index Portfolio	Templeton Developing Markets VIP Fund, Class 1
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$296,815	$256	$-	$19,380	$119,729	$27,280	$18,637
Net realized gain (loss) on investments	21,885	900	96,698	68,185	502,055	162,572	5,225
Change in net unrealized appreciation (depreciation) on investments	(105,356)	12,873	58,427	(38,593)	(229,740)	104,143	10,179

Net increase (decrease) in net assets resulting from operations	213,344	14,029	155,125	48,972	392,044	293,995	34,041

POLICY TRANSACTIONS:
Policy owners’ net payments	693,992	24,740	39,175	163,674	589,164	16,610	70,911
Policy maintenance charges	(414,781)	(5,050)	(21,569)	(81,993)	(316,453)	(28,831)	(34,067)
Policy owners’ benefits	(33,318)	-	(39,352)	(8,332)	(232,140)	-	(35)
Net transfers (to) from the Company and/or Subaccounts	1,909,679	32,372	(26,744)	360,352	(72,436)	530,397	60,316
Net Policy loan repayments (withdrawals)	(7,793)	-	(549)	(6)	(44,913)	-	(36,267)

Increase (decrease) in net assets resulting from Policy transactions	2,147,779	52,062	(49,039)	433,695	(76,778)	518,176	60,858

Total increase (decrease) in net assets	2,361,123	66,091	106,086	482,667	315,266	812,171	94,899

NET ASSETS:
Beginning of period	5,601,095	52,098	1,163,292	1,154,648	11,727,023	86,820	367,118

End of period	$7,962,218	$118,189	$1,269,378	$1,637,315	$12,042,289	$898,991	$462,017

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2	TOPS Aggressive Growth ETF Portfolio, Class 1	TOPS Aggressive Growth ETF Portfolio, Class 2	TOPS Balanced ETF Portfolio, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$65,489	$267,683	$-	$163,267	$27,051	$1,636	$1,530
Net realized gain (loss) on investments	13,091	11,499	14,033	203,604	18,425	1,544	361
Change in net unrealized appreciation (depreciation) on investments	42,918	(360,024)	(1,446,077)	549,979	130,414	11,341	2,958

Net increase (decrease) in net assets resulting from operations	121,498	(80,842)	(1,432,044)	916,850	175,890	14,521	4,849

POLICY TRANSACTIONS:
Policy owners’ net payments	71,701	366,756	460,724	553,994	358,636	7,657	3,247
Policy maintenance charges	(44,021)	(249,969)	(372,136)	(451,908)	(139,009)	(3,839)	(2,638)
Policy owners’ benefits	(15,472)	(353,749)	(339,134)	(658,516)	(14,523)	-	-
Net transfers (to) from the Company and/or Subaccounts	16,362	234,278	1,532,083	(302,230)	771,459	(2,336)	634
Net Policy loan repayments (withdrawals)	5,608	(25,564)	(52,910)	(16,111)	(3,863)	-	-

Increase (decrease) in net assets resulting from Policy transactions	34,178	(28,248)	1,228,627	(874,771)	972,700	1,482	1,243

Total increase (decrease) in net assets	155,676	(109,090)	(203,417)	42,079	1,148,590	16,003	6,092

NET ASSETS:
Beginning of period	1,567,210	10,689,920	12,181,126	17,170,174	1,012,444	118,467	70,057

End of period	$1,722,886	$10,580,830	$11,977,709	$17,212,253	$2,161,034	$134,470	$76,149

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	TOPS Conservative ETF Portfolio, Class 1	TOPS Conservative ETF Portfolio, Class 2	TOPS Growth ETF Portfolio, Class 1	TOPS Growth ETF Portfolio, Class 2	TOPS Moderate Growth ETF Portfolio, Class 1	TOPS Moderate Growth ETF Portfolio, Class 2	Vanguard VIF Capital Growth Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13,268	$819	$121,243	$39,874	$163,846	$6,648	$286,863
Net realized gain (loss) on investments	4,169	302	26,923	5,771	122,161	5,138	592,423
Change in net unrealized appreciation (depreciation) on investments	11,631	808	552,085	240,428	318,822	15,716	2,241,391

Net increase (decrease) in net assets resulting from operations	29,068	1,929	700,251	286,073	604,829	27,502	3,120,677

POLICY TRANSACTIONS:
Policy owners’ net payments	42,519	4,961	954,138	235,616	988,945	32,722	4,275,784
Policy maintenance charges	(27,613)	(1,383)	(496,066)	(84,822)	(543,994)	(7,271)	(2,220,636)
Policy owners’ benefits	(142)	(24)	(22,445)	(4,951)	(50,302)	-	(189,431)
Net transfers (to) from the Company and/or Subaccounts	94,087	(2,531)	1,785,534	4,080	1,962,876	99	7,948,367
Net Policy loan repayments (withdrawals)	-	-	(4,332)	(1,948)	12,313	-	(566)

Increase (decrease) in net assets resulting from Policy transactions	108,851	1,023	2,216,829	147,975	2,369,838	25,550	9,813,518

Total increase (decrease) in net assets	137,919	2,952	2,917,080	434,048	2,974,667	53,052	12,934,195

NET ASSETS:
Beginning of period	396,101	31,908	5,828,294	2,613,841	6,148,867	313,338	21,807,056

End of period	$534,020	$34,860	$8,745,374	$3,047,889	$9,123,534	$366,390	$34,741,251

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF Equity Index Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,889	$113,487	$675	$853	$27,087	$946	$25,604
Net realized gain (loss) on investments	44,496	245,162	2,707	26,138	75,290	1,086	23,593
Change in net unrealized appreciation (depreciation) on investments	5,222	222,784	26,629	(214)	51,030	8,049	(23,546)

Net increase (decrease) in net assets resulting from operations	65,607	581,433	30,011	26,777	153,407	10,081	25,651

POLICY TRANSACTIONS:
Policy owners’ net payments	6,754	420,982	3,613	784	290,253	8,641	99,086
Policy maintenance charges	(7,089)	(287,985)	(12,235)	(351)	(159,459)	(3,488)	(41,862)
Policy owners’ benefits	-	(10,412)	-	-	(3,422)	-	(4,436)
Net transfers (to) from the Company and/or Subaccounts	88,843	1,167,671	149,998	(53,435)	1,337,131	1,216	327,959
Net Policy loan repayments (withdrawals)	-	(50,762)	-	-	(6,720)	-	(3,638)

Increase (decrease) in net assets resulting from Policy transactions	88,508	1,239,494	141,376	(53,002)	1,457,783	6,369	377,109

Total increase (decrease) in net assets	154,115	1,820,927	171,387	(26,225)	1,611,190	16,450	402,760

NET ASSETS:
Beginning of period	55,354	3,280,229	46,862	30,807	1,944,962	62,993	772,167

End of period	$209,469	$5,101,156	$218,249	$4,582	$3,556,152	$79,443	$1,174,927

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Short-Term Investment-Grade Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$761,014	$21,946	$24,418
Net realized gain (loss) on investments	564	40	134,613
Change in net unrealized appreciation (depreciation) on investments	383,989	(32,032)	246,426

Net increase (decrease) in net assets resulting from operations	1,145,567	(10,046)	405,457

POLICY TRANSACTIONS:
Policy owners’ net payments	3,907,671	108,401	116,771
Policy maintenance charges	(1,873,009)	(14,194)	(27,828)
Policy owners’ benefits	(143,311)	-	-
Net transfers (to) from the Company and/or Subaccounts	7,953,590	1,647,357	849,549
Net Policy loan repayments (withdrawals)	21,089	-	-

Increase (decrease) in net assets resulting from Policy transactions	9,866,030	1,741,564	938,492

Total increase (decrease) in net assets	11,011,597	1,731,518	1,343,949

NET ASSETS:
Beginning of period	18,740,776	726,856	1,699,883

End of period	$29,752,373	$2,458,374	$3,043,832

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

The Protective Life Variable Separate Account (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life Insurance Company (“PLICO” or the “Company”) on June 19, 1996, and exists in accordance with the regulations of the Nebraska Department of Insurance. The Company is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company’s general liabilities from business operations.

Policy owners’ net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies.

The following is a list of the variable life insurance products funded by the Separate Account:

Premiere I	Protective Premiere Executive
Premiere II	Protective Strategic Objectives VUL
Premiere II (2003)	Protective Strategic Objectives II VUL
Premiere III	Protector
Preserver	Provider
Preserver II	Single Premium Plus
Protective Investors Benefit Advisory VUL	Survivor
Protective Investors Choice VUL	Transitions

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 146 available Subaccount investment options, as follows:

American Funds IS Asset Allocation Fund, Class 1

American Funds IS Asset Allocation Fund, Class 2

American Funds IS Global Growth Fund, Class 1

American Funds IS Global Growth Fund, Class 2

American Funds IS Global Small Capitalization Fund, Class 2

American Funds IS Growth Fund, Class 1

American Funds IS Growth Fund, Class 2

American Funds IS Growth-Income Fund, Class 1

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 1

American Funds IS New World Fund, Class 2

American Funds IS Washington Mutual Investors Fund, Class 2

BlackRock Global Allocation V.I. Fund, Class I (a)

Calvert VP SRI Balanced Portfolio, Class I

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class II

Dimensional VA Global Bond Portfolio, Institutional *

Dimensional VA Global Moderate Allocation Portfolio, Institutional

Dimensional VA International Small Portfolio, Institutional

Dimensional VA International Value Portfolio, Institutional

Dimensional VA Short-Term Fixed Portfolio, Institutional

Dimensional VA US Large Value Portfolio, Institutional

Dimensional VA US Targeted Value Portfolio, Institutional

Dimensional VIT Inflation-Protected Securities Portfolio, Institutional

Fidelity VIP Balanced Portfolio, Initial Class (a)

Fidelity VIP Contrafund Portfolio, Service Class

Fidelity VIP Equity-Income Portfolio, Service Class

Fidelity VIP Freedom 2015 Portfolio, Service Class

Fidelity VIP Freedom 2020 Portfolio, Service Class

Fidelity VIP Growth Opportunities Portfolio, Initial Class

Fidelity VIP Growth Portfolio, Service Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Service Class

Fidelity VIP Investment Grade Bond Portfolio, Initial Class

Fidelity VIP Investment Grade Bond Portfolio, Service Class

Fidelity VIP Mid Cap Portfolio, Initial Class

Fidelity VIP Mid Cap Portfolio, Service Class

Franklin DynaTech VIP Fund, Class 2

Franklin Growth and Income VIP Fund, Class 1

Franklin Income VIP Fund, Class 1

Franklin Income VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Franklin U.S. Government Securities VIP Fund, Class 2

Goldman Sachs VIT Core Fixed Income Fund, Institutional Class

Goldman Sachs VIT Core Fixed Income Fund, Service Class

Goldman Sachs VIT International Equity Insights Fund, Institutional Class

Goldman Sachs VIT International Equity Insights Fund, Service Class

Goldman Sachs VIT Large Cap Value Fund, Institutional Class

Goldman Sachs VIT Large Cap Value Fund, Service Class

Goldman Sachs VIT Mid Cap Growth Fund, Service Class

Goldman Sachs VIT Mid Cap Value Fund, Institutional Class

Goldman Sachs VIT Mid Cap Value Fund, Service Class

Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class

Goldman Sachs VIT Strategic Growth Fund, Institutional Class

Goldman Sachs VIT Strategic Growth Fund, Service Class

Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class

Goldman Sachs VIT U.S. Equity Insights Fund, Service Class

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. American Value Fund, Series II

Invesco V.I. Balanced-Risk Allocation Fund, Series II

Invesco V.I. Comstock Fund, Series I

Invesco V.I. Discovery Large Cap Fund, Series I (a)

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series II

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Equity and Income Fund, Series II

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Fund, Series I

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Global Strategic Income Fund, Series I

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series I

Invesco V.I. Main Street Fund, Series I

Invesco V.I. S&P 500 Buffer Fund, December Series I (a)

Invesco V.I. S&P 500 Buffer Fund, June Series I

Invesco V.I. S&P 500 Buffer Fund, March Series I (a)

Invesco V.I. S&P 500 Buffer Fund, September Series I (a)

Invesco V.I. Small Cap Equity Fund, Series II

Invesco V.I. U.S. Government Money Portfolio, Series I

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares (a)

Lord Abbett Series Fund Bond Debenture Portfolio, Class VC

Lord Abbett Series Fund Dividend Growth Portfolio, Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC

Lord Abbett Series Fund Growth and Income Portfolio, Class VC

Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC

Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC

MFS VIT Growth Series, Initial Class

MFS VIT II Emerging Markets Equity Portfolio, Service Class

MFS VIT II International Intrinsic Value Portfolio, Service Class

MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class

MFS VIT Investors Trust Series, Initial Class

MFS VIT New Discovery Series, Initial Class

MFS VIT Research Series, Initial Class

MFS VIT Total Return Bond Series, Service Class

MFS VIT Total Return Series, Initial Class

MFS VIT Utilities Series, Initial Class

MFS VIT Value Series, Service Class

Morgan Stanley VIF Global Real Estate Portfolio, Class II (a)

PIMCO VIT All Asset Portfolio, Advisor Class

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class

PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class

PIMCO VIT Low Duration Portfolio, Advisor Class

PIMCO VIT Real Return Portfolio, Advisor Class

PIMCO VIT Real Return Portfolio, Institutional Class

PIMCO VIT Short-Term Portfolio, Advisor Class

PIMCO VIT Short-Term Portfolio, Institutional Class

PIMCO VIT Total Return Portfolio, Advisor Class

PIMCO VIT Total Return Portfolio, Institutional Class

Putnam VT Sustainable Leaders Fund, Class IA

Royce Capital Fund Micro-Cap Portfolio, Service Class

Royce Capital Fund Small-Cap Portfolio, Investment Class

Royce Capital Fund Small-Cap Portfolio, Service Class

Schwab S&P 500 Index Portfolio

Templeton Developing Markets VIP Fund, Class 1

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

TOPS Aggressive Growth ETF Portfolio, Class 1

TOPS Aggressive Growth ETF Portfolio, Class 2

TOPS Balanced ETF Portfolio, Class 2

TOPS Conservative ETF Portfolio, Class 1

TOPS Conservative ETF Portfolio, Class 2

TOPS Growth ETF Portfolio, Class 1

TOPS Growth ETF Portfolio, Class 2

TOPS Moderate Growth ETF Portfolio, Class 1

TOPS Moderate Growth ETF Portfolio, Class 2

VanEck VIP Global Resources Fund, Initial Class *

Vanguard VIF Balanced Portfolio (a)

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Conservative Allocation Portfolio

Vanguard VIF Equity Income Portfolio

Vanguard VIF Equity Index Portfolio

Vanguard VIF Growth Portfolio

Vanguard VIF International Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Short-Term Investment-Grade Portfolio

Vanguard VIF Total Bond Market Index Portfolio

Vanguard VIF Total Stock Market Index Portfolio

* Policy owners held no investments in this Subaccount during 2025 or 2024. As such, no financial statements or notes are presented for this Subaccount.

(a) See Subaccount Changes tables below

Subaccount Change: Name Change
During 2025, the following Subaccount changed its names:

Previous Name	New Name	Date of Change
Invesco V.I. Capital Appreciation Fund, Series I	Invesco V.I. Discovery Large Cap Fund, Series I	April 30, 2025

Subaccount Changes: Liquidations
During 2024, the following Subaccount was liquidated:

Subaccount Name	Date of Liquidation
Morgan Stanley VIF Global Real Estate Portfolio, Class II	December 6, 2024

Subaccount Changes: Trading Commencements

During 2025 and 2024, the following Subaccounts commenced trading:

Subaccount Name	Date Trading Commenced
BlackRock Global Allocation V.I. Fund, Class I	February 2, 2024
Fidelity VIP Balanced Portfolio, Initial Class	July 19, 2024
Invesco V.I. S&P 500 Buffer Fund, December Series I	October 16, 2024
Invesco V.I. S&P 500 Buffer Fund, March Series I	April 23, 2024
Invesco V.I. S&P 500 Buffer Fund, September Series I	March 11, 2024
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	February 2, 2024
Vanguard VIF Balanced Portfolio	January 24, 2025

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

Each product within the Separate Account is unique; as such, all Subaccounts available for investment within the Separate Account may not be available for investment under each product.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts’ designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) or a weighted average cost basis, depending on the product) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
American Funds IS Asset Allocation Fund, Class 1	$3,105,995	$449,705
American Funds IS Asset Allocation Fund, Class 2	918,466	186,889
American Funds IS Global Growth Fund, Class 1	18,937,505	684,097
American Funds IS Global Growth Fund, Class 2	1,001,647	196,346
American Funds IS Global Small Capitalization Fund, Class 2	319,438	80,513
American Funds IS Growth Fund, Class 1	12,516,101	669,363
American Funds IS Growth Fund, Class 2	1,773,474	1,029,591
American Funds IS Growth-Income Fund, Class 1	7,006,410	761,627
American Funds IS International Fund, Class 2	220,546	409,501
American Funds IS New World Fund, Class 1	13,016,925	700,894
American Funds IS New World Fund, Class 2	260,052	181,026
American Funds IS Washington Mutual Investors Fund, Class 2	1,609,634	561,512
BlackRock Global Allocation V.I. Fund, Class I	46,117	509
Calvert VP SRI Balanced Portfolio, Class I	5,213	934
ClearBridge Variable Mid Cap Portfolio, Class I	33,691	5,639
ClearBridge Variable Mid Cap Portfolio, Class II	580,044	142,485
ClearBridge Variable Small Cap Growth Portfolio, Class I	8,986,366	288,223
ClearBridge Variable Small Cap Growth Portfolio, Class II	352,092	169,942
Dimensional VA Global Moderate Allocation Portfolio, Institutional	16,452	6,696
Dimensional VA International Small Portfolio, Institutional	3,856,999	498,401
Dimensional VA International Value Portfolio, Institutional	3,251,275	2,932,046
Dimensional VA Short-Term Fixed Portfolio, Institutional	871,445	1,320,226
Dimensional VA US Large Value Portfolio, Institutional	3,275,930	1,672,130
Dimensional VA US Targeted Value Portfolio, Institutional	652,578	406,270
Dimensional VIT Inflation-Protected Securities Portfolio, Institutional	3,471,679	171,946
Fidelity VIP Balanced Portfolio, Initial Class	791	207
Fidelity VIP Contrafund Portfolio, Service Class	12,280,278	5,966,736
Fidelity VIP Equity-Income Portfolio, Service Class	547,714	460,600
Fidelity VIP Freedom 2015 Portfolio, Service Class	40,182	22,426
Fidelity VIP Freedom 2020 Portfolio, Service Class	102,738	17,980
Fidelity VIP Growth Opportunities Portfolio, Initial Class	2,532,949	976,047
Fidelity VIP Growth Portfolio, Service Class	1,192,665	648,111
Fidelity VIP Index 500 Portfolio, Initial Class	26,811,834	2,042,243
Fidelity VIP Index 500 Portfolio, Service Class	2,195,563	2,023,237
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	4,546,506	982,485
Fidelity VIP Investment Grade Bond Portfolio, Service Class	1,449,646	680,459
Fidelity VIP Mid Cap Portfolio, Initial Class	3,147,899	335,675
Fidelity VIP Mid Cap Portfolio, Service Class	5,018,305	1,502,433
Franklin DynaTech VIP Fund, Class 2	263,489	944,782
Franklin Growth and Income VIP Fund, Class 1	4,085,234	424,821
Franklin Income VIP Fund, Class 1	682,658	92,156
Franklin Income VIP Fund, Class 2	1,837,823	1,118,330
Franklin Mutual Shares VIP Fund, Class 2	8,792,772	2,863,855
Franklin Rising Dividends VIP Fund, Class 2	3,982,448	1,812,792
Franklin Small Cap Value VIP Fund, Class 2	1,021,045	595,748

Subaccount	Purchases	Sales
Franklin Small-Mid Cap Growth VIP Fund, Class 2	$904,512	$704,845
Franklin U.S. Government Securities VIP Fund, Class 2	1,538,657	872,256
Goldman Sachs VIT Core Fixed Income Fund, Institutional Class	7,833,212	388,137
Goldman Sachs VIT Core Fixed Income Fund, Service Class	291,799	48,469
Goldman Sachs VIT International Equity Insights Fund, Institutional Class	1,544,155	916,722
Goldman Sachs VIT International Equity Insights Fund, Service Class	922,380	500,114
Goldman Sachs VIT Large Cap Value Fund, Institutional Class	2,703,002	989,265
Goldman Sachs VIT Large Cap Value Fund, Service Class	568,047	282,938
Goldman Sachs VIT Mid Cap Growth Fund, Service Class	812,527	450,043
Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	10,148,399	655,948
Goldman Sachs VIT Mid Cap Value Fund, Service Class	1,357,367	321,707
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	1,323,159	835,259
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	86,043	148,170
Goldman Sachs VIT Strategic Growth Fund, Institutional Class	3,765,897	1,853,171
Goldman Sachs VIT Strategic Growth Fund, Service Class	1,510,750	1,069,188
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	2,357,330	1,249,040
Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	24,016	21,982
Invesco V.I. American Franchise Fund, Series I	898,688	562,257
Invesco V.I. American Value Fund, Series II	1,250,714	693,350
Invesco V.I. Balanced-Risk Allocation Fund, Series II	68,730	124,185
Invesco V.I. Comstock Fund, Series I	7,355,078	3,766,853
Invesco V.I. Discovery Large Cap Fund, Series I	2,551,666	1,472,321
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	1,402,120	1,019,693
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	119,938	94,491
Invesco V.I. Diversified Dividend Fund, Series I	1,122,304	219,175
Invesco V.I. Equity and Income Fund, Series II	3,169,005	1,735,827
Invesco V.I. EQV International Equity Fund, Series II	1,551,076	614,519
Invesco V.I. Global Fund, Series I	8,098,907	2,815,566
Invesco V.I. Global Real Estate Fund, Series II	102,933	38,266
Invesco V.I. Global Strategic Income Fund, Series I	1,341,050	910,470
Invesco V.I. Government Securities Fund, Series II	694,821	393,093
Invesco V.I. Growth and Income Fund, Series I	5,704,128	3,222,838
Invesco V.I. Main Street Fund, Series I	1,021,636	1,131,945
Invesco V.I. S&P 500 Buffer Fund, December Series I	233,133	19,918
Invesco V.I. S&P 500 Buffer Fund, June Series I	18,900	97,373
Invesco V.I. S&P 500 Buffer Fund, March Series I	332,280	23,892
Invesco V.I. S&P 500 Buffer Fund, September Series I	3,649	157
Invesco V.I. Small Cap Equity Fund, Series II	499,076	277,871
Invesco V.I. U.S. Government Money Portfolio, Series I	5,500,734	3,854,366
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	3,233	291
Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	12,432,103	1,498,815
Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	6,719,223	1,295,065
Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	1,678,348	792,403
Lord Abbett Series Fund Growth and Income Portfolio, Class VC	2,562,584	1,648,167
Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	1,243,039	650,472
Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC	2,452,243	1,214,535
MFS VIT Growth Series, Initial Class	5,238,845	2,631,883
MFS VIT II Emerging Markets Equity Portfolio, Service Class	40,296	105,958
MFS VIT II International Intrinsic Value Portfolio, Service Class	942,800	1,086,596

Subaccount	Purchases	Sales
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	$1,108,529	$542,327
MFS VIT Investors Trust Series, Initial Class	5,936,236	979,820
MFS VIT New Discovery Series, Initial Class	260,416	720,468
MFS VIT Research Series, Initial Class	3,648,560	1,063,978
MFS VIT Total Return Bond Series, Service Class	1,794,620	1,365,041
MFS VIT Total Return Series, Initial Class	2,731,097	1,810,260
MFS VIT Utilities Series, Initial Class	368,803	547,931
MFS VIT Value Series, Service Class	2,674,504	1,734,938
PIMCO VIT All Asset Portfolio, Advisor Class	22,530	7,021
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	5,180,485	177,895
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	316,795	197,105
PIMCO VIT Low Duration Portfolio, Advisor Class	275,336	315,337
PIMCO VIT Real Return Portfolio, Advisor Class	1,289,440	655,983
PIMCO VIT Short-Term Portfolio, Advisor Class	659,851	218,811
PIMCO VIT Short-Term Portfolio, Institutional Class	472,281	63,262
PIMCO VIT Total Return Portfolio, Advisor Class	3,326,805	2,237,287
PIMCO VIT Total Return Portfolio, Institutional Class	4,273,781	998,433
Putnam VT Sustainable Leaders Fund, Class IA	117,635	61,239
Royce Capital Fund Micro-Cap Portfolio, Service Class	839,535	509,002
Royce Capital Fund Small-Cap Portfolio, Investment Class	973,851	204,170
Royce Capital Fund Small-Cap Portfolio, Service Class	2,125,900	661,030
Schwab S&P 500 Index Portfolio	284,819	41,564
Templeton Developing Markets VIP Fund, Class 1	300,491	67,187
Templeton Developing Markets VIP Fund, Class 2	230,715	395,116
Templeton Foreign VIP Fund, Class 2	1,428,382	1,166,668
Templeton Global Bond VIP Fund, Class 2	1,006,570	908,694
Templeton Growth VIP Fund, Class 2	1,939,231	1,657,543
TOPS Aggressive Growth ETF Portfolio, Class 1	943,882	69,182
TOPS Aggressive Growth ETF Portfolio, Class 2	12,652	3,649
TOPS Balanced ETF Portfolio, Class 2	6,043	2,662
TOPS Conservative ETF Portfolio, Class 1	132,451	34,604
TOPS Conservative ETF Portfolio, Class 2	77,186	42,471
TOPS Growth ETF Portfolio, Class 1	4,038,112	341,265
TOPS Growth ETF Portfolio, Class 2	228,630	168,834
TOPS Moderate Growth ETF Portfolio, Class 1	3,473,875	158,888
TOPS Moderate Growth ETF Portfolio, Class 2	75,032	17,812
Vanguard VIF Balanced Portfolio	21,950	202
Vanguard VIF Capital Growth Portfolio	14,570,495	693,245
Vanguard VIF Conservative Allocation Portfolio	21,292	6,353
Vanguard VIF Equity Income Portfolio	2,317,315	160,789
Vanguard VIF Equity Index Portfolio	184,195	18,062
Vanguard VIF Growth Portfolio	1,152	-
Vanguard VIF International Portfolio	2,469,380	723,226
Vanguard VIF Mid-Cap Index Portfolio	37,282	4,536
Vanguard VIF Real Estate Index Portfolio	454,700	201,066
Vanguard VIF Short-Term Investment-Grade Portfolio	12,511,322	375,723
Vanguard VIF Total Bond Market Index Portfolio	1,582,769	1,332,435
Vanguard VIF Total Stock Market Index Portfolio	915,625	577,457

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Asset Allocation Fund, Class 1	122,192	26,975	95,217	181,630	35,786	145,844
American Funds IS Asset Allocation Fund, Class 2	15,796	8,139	7,657	11,111	9,675	1,436
American Funds IS Global Growth Fund, Class 1	630,378	34,386	595,992	637,817	59,300	578,517
American Funds IS Global Growth Fund, Class 2	12,878	6,952	5,926	11,681	11,560	121
American Funds IS Global Small Capitalization Fund, Class 2	14,581	4,946	9,635	14,130	7,077	7,053
American Funds IS Growth Fund, Class 1	340,331	23,056	317,275	321,582	27,254	294,328
American Funds IS Growth Fund, Class 2	14,375	21,609	(7,234)	12,582	27,679	(15,097)
American Funds IS Growth-Income Fund, Class 1	168,292	34,460	133,832	172,377	40,795	131,582
American Funds IS International Fund, Class 2	11,801	25,678	(13,877)	19,996	10,162	9,834
American Funds IS New World Fund, Class 1	692,355	44,111	648,244	805,773	83,538	722,235
American Funds IS New World Fund, Class 2	7,308	9,128	(1,820)	10,674	3,947	6,727
American Funds IS Washington Mutual Investors Fund, Class 2	25,116	19,928	5,188	21,971	21,110	861
BlackRock Global Allocation V.I. Fund, Class I	3,313	38	3,275	454	12	442
Calvert VP SRI Balanced Portfolio, Class I	-	16	(16)	-	41	(41)
ClearBridge Variable Mid Cap Portfolio, Class I	2,194	456	1,738	40,239	33,488	6,751
ClearBridge Variable Mid Cap Portfolio, Class II	9,172	3,384	5,788	3,204	3,358	(154)
ClearBridge Variable Small Cap Growth Portfolio, Class I	497,062	18,938	478,124	475,137	16,627	458,510
ClearBridge Variable Small Cap Growth Portfolio, Class II	3,403	3,162	241	7,438	1,862	5,576
Dimensional VA Global Moderate Allocation Portfolio, Institutional	434	349	85	52,808	44,502	8,306
Dimensional VA International Small Portfolio, Institutional	187,667	33,360	154,307	214,068	9,557	204,511
Dimensional VA International Value Portfolio, Institutional	184,772	180,161	4,611	119,695	8,105	111,590
Dimensional VA Short-Term Fixed Portfolio, Institutional	73,638	118,082	(44,444)	713,668	579,382	134,286
Dimensional VA US Large Value Portfolio, Institutional	179,526	107,068	72,458	90,656	8,619	82,037
Dimensional VA US Targeted Value Portfolio, Institutional	30,428	22,516	7,912	28,773	57	28,716
Dimensional VIT Inflation-Protected Securities Portfolio, Institutional	259,322	14,846	244,476	329,596	80,121	249,475
Fidelity VIP Balanced Portfolio, Initial Class	58	14	44	5	5	-
Fidelity VIP Contrafund Portfolio, Service Class	12,191	55,192	(43,001)	14,926	87,505	(72,579)
Fidelity VIP Equity-Income Portfolio, Service Class	4,713	8,739	(4,026)	4,686	10,029	(5,343)
Fidelity VIP Freedom 2015 Portfolio, Service Class	349	872	(523)	388	2,267	(1,879)
Fidelity VIP Freedom 2020 Portfolio, Service Class	905	662	243	995	1,666	(671)
Fidelity VIP Growth Opportunities Portfolio, Initial Class	86,069	34,505	51,564	73,877	27,343	46,534
Fidelity VIP Growth Portfolio, Service Class	6,994	8,133	(1,139)	8,317	7,727	590

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity VIP Index 500 Portfolio, Initial Class	1,125,139	88,409	1,036,730	1,097,748	63,930	1,033,818
Fidelity VIP Index 500 Portfolio, Service Class	21,398	27,993	(6,595)	26,125	41,322	(15,197)
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	379,475	91,161	288,314	328,110	95,524	232,586
Fidelity VIP Investment Grade Bond Portfolio, Service Class	41,272	33,163	8,109	65,589	23,299	42,290
Fidelity VIP Mid Cap Portfolio, Initial Class	124,260	17,834	106,426	84,410	18,809	65,601
Fidelity VIP Mid Cap Portfolio, Service Class	18,367	19,576	(1,209)	7,668	24,284	(16,616)
Franklin DynaTech VIP Fund, Class 2	4,681	14,903	(10,222)	4,612	15,108	(10,496)
Franklin Growth and Income VIP Fund, Class 1	108,585	23,118	85,467	221,730	21,431	200,299
Franklin Income VIP Fund, Class 1	40,179	6,497	33,682	32,190	7,367	24,823
Franklin Income VIP Fund, Class 2	16,544	36,356	(19,812)	24,840	37,295	(12,455)
Franklin Mutual Shares VIP Fund, Class 2	62,449	97,526	(35,077)	53,608	123,762	(70,154)
Franklin Rising Dividends VIP Fund, Class 2	12,304	34,029	(21,725)	15,329	31,698	(16,369)
Franklin Small Cap Value VIP Fund, Class 2	10,690	13,433	(2,743)	7,849	10,141	(2,292)
Franklin Small-Mid Cap Growth VIP Fund, Class 2	11,463	15,439	(3,976)	8,672	11,061	(2,389)
Franklin U.S. Government Securities VIP Fund, Class 2	65,499	60,020	5,479	119,207	31,177	88,030
Goldman Sachs VIT Core Fixed Income Fund, Institutional Class	646,490	37,505	608,985	781,807	28,602	753,205
Goldman Sachs VIT Core Fixed Income Fund, Service Class	21,302	4,177	17,125	10,518	5,782	4,736
Goldman Sachs VIT International Equity Insights Fund, Institutional Class	5,845	24,451	(18,606)	12,076	13,574	(1,498)
Goldman Sachs VIT International Equity Insights Fund, Service Class	16,440	25,661	(9,221)	18,965	14,253	4,712
Goldman Sachs VIT Large Cap Value Fund, Institutional Class	3,539	13,626	(10,087)	2,103	18,074	(15,971)
Goldman Sachs VIT Large Cap Value Fund, Service Class	2,651	8,515	(5,864)	1,006	6,038	(5,032)
Goldman Sachs VIT Mid Cap Growth Fund, Service Class	3,446	7,464	(4,018)	2,736	4,719	(1,983)
Goldman Sachs VIT Mid Cap Value Fund, Institutional Class	373,985	26,249	347,736	334,406	25,968	308,438
Goldman Sachs VIT Mid Cap Value Fund, Service Class	8,111	7,990	121	5,644	9,070	(3,426)
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class	2,447	7,092	(4,645)	3,275	6,984	(3,709)
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class	685	3,085	(2,400)	529	1,869	(1,340)
Goldman Sachs VIT Strategic Growth Fund, Institutional Class	919	10,155	(9,236)	876	8,878	(8,002)
Goldman Sachs VIT Strategic Growth Fund, Service Class	2,234	14,057	(11,823)	1,709	13,524	(11,815)
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class	867	9,792	(8,925)	827	7,352	(6,525)
Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	99	367	(268)	47	213	(166)
Invesco V.I. American Franchise Fund, Series I	1,803	14,459	(12,656)	3,190	31,673	(28,483)
Invesco V.I. American Value Fund, Series II	4,199	12,462	(8,263)	3,932	15,414	(11,482)
Invesco V.I. Balanced-Risk Allocation Fund, Series II	1,593	5,657	(4,064)	1,840	5,993	(4,153)
Invesco V.I. Comstock Fund, Series I	5,635	44,515	(38,880)	11,871	61,201	(49,330)
Invesco V.I. Discovery Large Cap Fund, Series I	2,567	12,005	(9,438)	873	18,208	(17,335)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	4,261	12,363	(8,102)	3,165	10,954	(7,789)

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Discovery Mid Cap Growth Fund, Series II	3,606	5,222	(1,616)	3,054	1,631	1,423
Invesco V.I. Diversified Dividend Fund, Series I	44,584	13,178	31,406	47,544	7,465	40,079
Invesco V.I. Equity and Income Fund, Series II	9,790	31,881	(22,091)	18,106	30,771	(12,665)
Invesco V.I. EQV International Equity Fund, Series II	30,092	31,314	(1,222)	39,221	30,506	8,715
Invesco V.I. Global Fund, Series I	26,215	30,934	(4,719)	45,472	58,619	(13,147)
Invesco V.I. Global Real Estate Fund, Series II	5,350	2,439	2,911	4,877	2,128	2,749
Invesco V.I. Global Strategic Income Fund, Series I	14,481	27,230	(12,749)	30,828	22,519	8,309
Invesco V.I. Government Securities Fund, Series II	44,288	32,038	12,250	55,211	41,914	13,297
Invesco V.I. Growth and Income Fund, Series I	7,202	47,763	(40,561)	6,309	59,778	(53,469)
Invesco V.I. Main Street Fund, Series I	1,126	13,287	(12,161)	1,393	14,061	(12,668)
Invesco V.I. S&P 500 Buffer Fund, December Series I	16,623	1,491	15,132	237	2	235
Invesco V.I. S&P 500 Buffer Fund, June Series I	1,256	7,492	(6,236)	3,837	708	3,129
Invesco V.I. S&P 500 Buffer Fund, March Series I	24,924	1,826	23,098	387	62	325
Invesco V.I. S&P 500 Buffer Fund, September Series I	136	12	124	2,411	2	2,409
Invesco V.I. Small Cap Equity Fund, Series II	10,483	8,803	1,680	4,739	8,445	(3,706)
Invesco V.I. U.S. Government Money Portfolio, Series I	2,753,051	2,087,864	665,187	2,803,466	2,349,969	453,497
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	130	13	117	237	40	197
Lord Abbett Series Fund Bond Debenture Portfolio, Class VC	234,121	39,236	194,885	189,434	35,764	153,670
Lord Abbett Series Fund Dividend Growth Portfolio, Class VC	44,178	14,341	29,837	41,422	14,456	26,966
Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC	7,412	18,147	(10,735)	4,818	18,871	(14,053)
Lord Abbett Series Fund Growth and Income Portfolio, Class VC	3,552	31,841	(28,289)	2,616	43,658	(41,042)
Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC	3,581	8,174	(4,593)	3,111	7,076	(3,965)
Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC	15,152	25,662	(10,510)	6,205	31,478	(25,273)
MFS VIT Growth Series, Initial Class	3,393	17,360	(13,967)	4,534	21,816	(17,282)
MFS VIT II Emerging Markets Equity Portfolio, Service Class	1,525	7,556	(6,031)	3,014	4,848	(1,834)
MFS VIT II International Intrinsic Value Portfolio, Service Class	9,683	33,164	(23,481)	11,041	18,696	(7,655)
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class	4,250	15,223	(10,973)	3,174	15,336	(12,162)
MFS VIT Investors Trust Series, Initial Class	1,567	11,185	(9,618)	1,363	17,406	(16,043)
MFS VIT New Discovery Series, Initial Class	2,950	7,672	(4,722)	3,476	8,608	(5,132)
MFS VIT Research Series, Initial Class	2,065	10,969	(8,904)	1,607	12,855	(11,248)
MFS VIT Total Return Bond Series, Service Class	68,623	87,231	(18,608)	86,888	42,579	44,309
MFS VIT Total Return Series, Initial Class	8,912	28,391	(19,479)	16,904	37,469	(20,565)
MFS VIT Utilities Series, Initial Class	1,360	6,151	(4,791)	3,267	6,160	(2,893)
MFS VIT Value Series, Service Class	13,446	36,467	(23,021)	11,165	27,952	(16,787)
Morgan Stanley VIF Global Real Estate Portfolio, Class II	-	-	-	11,030	55,103	(44,073)
PIMCO VIT All Asset Portfolio, Advisor Class	214	401	(187)	421	498	(77)

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	429,288	16,132	413,156	426,362	14,045	412,317
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	18,870	13,582	5,288	22,863	4,315	18,548
PIMCO VIT Low Duration Portfolio, Advisor Class	13,997	23,667	(9,670)	18,379	17,534	845
PIMCO VIT Real Return Portfolio, Advisor Class	52,606	41,370	11,236	89,058	20,027	69,031
PIMCO VIT Real Return Portfolio, Institutional Class	-	-	-	59,160	64,509	(5,349)
PIMCO VIT Short-Term Portfolio, Advisor Class	38,035	15,901	22,134	24,753	10,267	14,486
PIMCO VIT Short-Term Portfolio, Institutional Class	34,126	5,346	28,780	33,018	5,922	27,096
PIMCO VIT Total Return Portfolio, Advisor Class	131,289	148,068	(16,779)	202,671	59,692	142,979
PIMCO VIT Total Return Portfolio, Institutional Class	364,367	93,317	271,050	331,497	112,308	219,189
Putnam VT Sustainable Leaders Fund, Class IA	7,070	4,334	2,736	3,813	204	3,609
Royce Capital Fund Micro-Cap Portfolio, Service Class	20,067	16,211	3,856	2,981	4,607	(1,626)
Royce Capital Fund Small-Cap Portfolio, Investment Class	51,175	13,679	37,496	36,516	7,647	28,869
Royce Capital Fund Small-Cap Portfolio, Service Class	33,487	20,265	13,222	15,784	17,691	(1,907)
Schwab S&P 500 Index Portfolio	17,870	2,592	15,278	138,568	86,569	51,999
Templeton Developing Markets VIP Fund, Class 1	20,232	4,728	15,504	10,941	5,404	5,537
Templeton Developing Markets VIP Fund, Class 2	10,983	22,319	(11,336)	6,355	3,710	2,645
Templeton Foreign VIP Fund, Class 2	20,579	59,426	(38,847)	48,358	48,412	(54)
Templeton Global Bond VIP Fund, Class 2	63,105	55,699	7,406	114,170	34,675	79,495
Templeton Growth VIP Fund, Class 2	16,251	71,227	(54,976)	46,318	89,515	(43,197)
TOPS Aggressive Growth ETF Portfolio, Class 1	48,688	3,991	44,697	67,147	4,153	62,994
TOPS Aggressive Growth ETF Portfolio, Class 2	447	182	265	893	796	97
TOPS Balanced ETF Portfolio, Class 2	212	173	39	264	175	89
TOPS Conservative ETF Portfolio, Class 1	8,542	2,641	5,901	10,597	1,538	9,059
TOPS Conservative ETF Portfolio, Class 2	5,476	3,153	2,323	2,867	2,790	77
TOPS Growth ETF Portfolio, Class 1	218,788	20,608	198,180	167,094	19,923	147,171
TOPS Growth ETF Portfolio, Class 2	6,853	9,063	(2,210)	11,326	2,593	8,733
TOPS Moderate Growth ETF Portfolio, Class 1	198,796	10,311	188,485	187,855	18,645	169,210
TOPS Moderate Growth ETF Portfolio, Class 2	3,567	1,075	2,492	2,033	446	1,587
Vanguard VIF Balanced Portfolio	1,491	15	1,476	-	-	-
Vanguard VIF Capital Growth Portfolio	597,739	31,234	566,505	569,926	49,560	520,366
Vanguard VIF Conservative Allocation Portfolio	710	506	204	79,251	66,585	12,666
Vanguard VIF Equity Income Portfolio	95,063	8,983	86,080	90,877	12,851	78,026
Vanguard VIF Equity Index Portfolio	6,190	614	5,576	6,293	589	5,704
Vanguard VIF Growth Portfolio	46	-	46	21,011	23,058	(2,047)
Vanguard VIF International Portfolio	136,801	49,097	87,704	103,209	6,975	96,234
Vanguard VIF Mid-Cap Index Portfolio	1,566	208	1,358	629	295	334

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Vanguard VIF Real Estate Index Portfolio	27,852	14,850	13,002	30,296	4,699	25,597
Vanguard VIF Short-Term Investment-Grade Portfolio	970,905	32,845	938,060	938,371	27,129	911,242
Vanguard VIF Total Bond Market Index Portfolio	134,229	120,974	13,255	160,202	1,643	158,559
Vanguard VIF Total Stock Market Index Portfolio	28,452	23,991	4,461	37,010	1,689	35,321

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as the product purchased, face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured’s age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Monthly Standard Administrative Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$3 - $9 per month

Annual Policy Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	$0 - $35 annually

Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of 0.000% - 0.075% of the average daily net assets of each Subaccount

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed to reimburse the Company for some of the costs of distributing the Policies. The charge is a percent of the amount withdrawn, surrendered, or lapsed based on the number of full years which have elapsed between the date the Policy was issued and the surrender date as well as amount withdrawn in excess of the annual withdrawal amount allowed under the Policy, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0 - $58 per $1,000 of the Policy’s face amount

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$25 per transfer after the first 12 transfers in any Policy year

Expense Type	Range
Withdrawal Charge
This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted upon withdrawal, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	2% of the amount withdrawn up to a maximum of $25

Charge for Optional Benefits
This charge is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Policy owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	0.0125% of policy value up to a maximum of $31.25 or 0.02% of policy value $1.50 - $24.33 per $100 or $0.02 - $108.93 per thousand of rider coverage amount

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy’s monthly anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 - $333.33 per $1,000 of net amount at risk per month or 0.046% - 0.057% of the face amount of policy up to a maximum of the guaranteed COI

Policy Expense Charge
This charge is assessed to reimburse the Company for sales expenses, underwriting and issue expenses, and the average premium tax expense incurred when issuing Policies. The charge is based upon the Policy value on the monthly anniversary, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregated of 0.00% - 0.06% of the Policy’s value

Premium Expense Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is assessed on each premium payment received after the initial premium deposit, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	1.5% - 8.0% of each premium received

Charge for Face Value Increase

This charge is assessed to reimburse the Company for costs incurred from the face value increase. The charge is deducted monthly for the first 12 months following the face value increase, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.

$0.06 - $4.95 per $1,000 of face increase per month up to a maximum of $250 per month

Expense Type	Range
Monthly Administrative Charge for Initial Face Value
This charge is assessed during the first 12 months after the initial purchase to reimburse the Company for administrative costs. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.09 - $3.75 per $1,000 of face per month

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable life products that are funded by the Separate Account. A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
American Funds IS Asset Allocation Fund, Class 1
2025	696	$18.55	$12,917	2.41%	16.16%
2024	601	15.97	9,600	2.61%	16.74%
2023	455	13.68	6,230	2.77%	14.55%
2022	346	11.94	4,133	2.56%	(13.19)%
2021	187	13.76	2,577	1.86%	15.40%
American Funds IS Asset Allocation Fund, Class 2
2025	266	25.08	6,661	2.11%	15.85%
2024	258	21.65	5,584	2.21%	16.44%
2023	256	18.59	4,769	2.29%	14.27%
2022	251	16.27	4,079	1.84%	(13.40)%
2021	245	18.79	4,599	1.61%	15.10%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
American Funds IS Global Growth Fund, Class 1
2025	2,812	$21.68	$60,957	1.77%	21.97%
2024	2,216	17.77	39,385	1.94%	13.94%
2023	1,638	15.60	25,535	1.33%	22.90%
2022	1,017	12.69	12,898	1.15%	(24.54)%
2021	367	16.82	6,179	0.62%	16.72%
American Funds IS Global Growth Fund, Class 2
2025	174	30.61	5,325	1.44%	21.63%
2024	168	25.17	4,229	1.56%	13.68%
2023	168	22.14	3,718	0.91%	22.60%
2022	166	18.06	3,003	0.63%	(24.74)%
2021	151	23.99	3,625	0.34%	16.42%
American Funds IS Global Small Capitalization Fund, Class 2
2025	173	17.89	3,103	0.36%	14.64%
2024	164	15.61	2,557	1.06%	2.33%
2023	157	15.25	2,391	0.27%	16.17%
2022	157	13.13	2,058	0.00%	(29.55)%
2021	135	18.64	2,523	0.00%	6.74%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
American Funds IS Growth Fund, Class 1
2025	1,364	$31.92	$43,537	0.24%	20.53%
2024	1,047	26.48	27,718	0.64%	31.96%
2023	752	20.07	15,098	0.69%	38.81%
2022	499	14.46	7,218	0.71%	(29.76)%
2021	232	20.58	4,766	0.62%	22.30%
American Funds IS Growth Fund, Class 2
2025	293	52.31	15,302	0.15%	20.23%
2024	300	43.51	13,049	0.33%	31.63%
2023	315	33.05	10,415	0.37%	38.48%
2022	315	23.87	7,518	0.30%	(29.94)%
2021	298	34.07	10,155	0.22%	21.99%
American Funds IS Growth-Income Fund, Class 1
2025	964	23.91	23,042	1.23%	18.37%
2024	830	20.20	16,763	1.45%	24.54%
2023	698	16.22	11,326	1.84%	26.46%
2022	486	12.83	6,231	1.84%	(16.29)%
2021	250	15.32	3,827	(13.55)%	24.42%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
American Funds IS International Fund, Class 2
2025	226	$17.19	$3,883	1.34%	26.76%
2024	240	13.56	3,252	1.22%	3.16%
2023	230	13.15	3,023	1.35%	15.84%
2022	224	11.35	2,543	1.66%	(20.79)%
2021	211	14.33	3,029	2.52%	(1.50)%
American Funds IS New World Fund, Class 1
2025	3,028	17.66	53,466	1.51%	28.60%
2024	2,380	13.73	32,676	1.81%	6.86%
2023	1,658	12.85	21,292	2.04%	16.22%
2022	990	11.06	10,938	1.90%	(21.86)%
2021	334	14.15	4,729	1.41%	5.16%
American Funds IS New World Fund, Class 2
2025	119	22.12	2,627	1.15%	28.30%
2024	121	17.24	2,079	1.43%	6.56%
2023	114	16.18	1,842	1.52%	16.00%
2022	108	13.95	1,509	1.32%	(22.10)%
2021	88	17.91	1,582	0.92%	4.92%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
American Funds IS Washington Mutual Investors Fund, Class 2
2025	398		$30.34	$12,071	1.46%	17.21%
2024	393		25.89	10,167	1.63%	19.14%
2023	392		21.73	8,515	1.92%	17.29%
2022	396		18.53	7,336	1.87%	(8.45)%
2021	389		20.24	7,863	1.51%	27.78%
BlackRock Global Allocation V.I. Fund, Class I
2025	4		14.53	54	4.86%	19.80%
2024	0	*	12.13	5	2.77%	8.44%
Calvert VP SRI Balanced Portfolio, Class I
2025	1		63.81	79	1.65%	11.48%
2024	1		57.24	72	1.73%	19.61%
2023	1		47.86	62	1.61%	16.82%
2022	1		40.97	54	1.16%	(15.41)%
2021	1		48.43	65	1.18%	15.12%
ClearBridge Variable Mid Cap Portfolio, Class I
2025	11		12.68	141	0.30%	4.35%
2024	9		12.15	114	0.37%	10.01%
2023	3		11.04	29	0.29%	3.79%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
ClearBridge Variable Mid Cap Portfolio, Class II
2025	73	$43.64	$3,170	0.01%	4.08%
2024	67	41.93	2,806	0.37%	9.73%
2023	67	38.21	2,563	0.02%	12.62%
2022	69	33.93	2,340	0.09%	(25.50)%
2021	67	45.54	3,046	0.03%	28.39%
ClearBridge Variable Small Cap Growth Portfolio, Class I
2025	1,864	15.37	28,654	0.00%	9.23%
2024	1,386	14.07	19,505	0.00%	4.50%
2023	928	13.46	12,484	0.00%	8.40%
2022	533	12.42	6,614	0.00%	(28.85)%
2021	179	17.46	3,122	0.00%	12.61%
ClearBridge Variable Small Cap Growth Portfolio, Class II
2025	45	55.21	2,470	0.00%	8.97%
2024	45	50.67	2,258	0.00%	4.23%
2023	39	48.61	1,895	0.00%	8.12%
2022	37	44.96	1,658	0.00%	(29.01)%
2021	39	63.33	2,445	0.00%	12.31%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Dimensional VA Global Moderate Allocation Portfolio, Institutional
2025	12	$20.78	$245	2.63%	14.68%
2024	12	18.12	212	0.94%	11.99%
2023	3	16.18	55	0.76%	4.88%
Dimensional VA International Small Portfolio, Institutional
2025	725	18.42	13,353	3.82%	36.99%
2024	571	13.45	7,674	4.21%	3.82%
2023	366	12.95	4,738	3.92%	14.11%
2022	225	11.35	2,558	3.63%	(17.64)%
2021	73	13.78	1,003	3.83%	14.56%
Dimensional VA International Value Portfolio, Institutional
2025	211	21.78	4,586	4.68%	45.64%
2024	206	14.96	3,080	6.13%	6.62%
2023	94	14.03	1,324	5.90%	17.86%
2022	63	11.90	746	5.22%	(3.46)%
2021	27	12.33	338	6.83%	18.11%
Dimensional VA Short-Term Fixed Portfolio, Institutional
2025	90	11.60	1,042	4.45%	4.33%
2024	134	11.12	1,493	23.68%	4.34%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Dimensional VA US Large Value Portfolio, Institutional
2025	282		$18.92	$5,345	2.12%	15.83%
2024	210		16.34	3,431	2.71%	13.38%
2023	128		14.41	1,844	2.73%	10.92%
2022	75		12.99	974	3.12%	(4.88)%
2021	32		13.65	430	2.49%	27.04%
Dimensional VA US Targeted Value Portfolio, Institutional
2025	37		23.59	871	1.98%	8.95%
2024	29		21.65	628	7.00%	8.14%
2023	0	*	20.03	6	51.85%	22.54%
Dimensional VIT Inflation-Protected Securities Portfolio, Institutional
2025	1,000		11.89	11,885	4.50%	7.55%
2024	755		11.06	8,347	3.15%	1.88%
2023	506		10.85	5,486	5.06%	4.02%
2022	278		10.43	2,898	11.60%	(12.45)%
2021	100		11.92	1,188	8.09%	5.58%
Fidelity VIP Balanced Portfolio, Initial Class
2025	0	*	15.77	1	3.28%	21.85%
2024	-		-	-	0.00%	4.73%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Fidelity VIP Contrafund Portfolio, Service Class
2025	605	$119.39	$72,171	0.05%	21.38%
2024	648	98.36	63,728	0.09%	33.63%
2023	721	73.60	53,037	0.40%	33.34%
2022	753	55.20	41,555	0.38%	(26.38)%
2021	751	74.98	56,303	0.05%	27.71%
Fidelity VIP Equity-Income Portfolio, Service Class
2025	75	57.44	4,298	1.74%	18.92%
2024	79	48.30	3,803	1.73%	15.24%
2023	84	41.91	3,529	1.76%	10.53%
2022	92	37.92	3,456	1.75%	(5.09)%
2021	99	39.95	3,955	1.92%	24.83%
Fidelity VIP Freedom 2015 Portfolio, Service Class
2025	18	27.11	473	2.97%	11.87%
2024	18	24.23	438	3.15%	6.34%
2023	20	22.79	455	3.59%	10.86%
2022	21	20.56	437	1.98%	(14.66)%
2021	23	24.09	545	1.07%	7.59%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Fidelity VIP Freedom 2020 Portfolio, Service Class
2025	36	$29.01	$1,048	2.72%	13.18%
2024	36	25.63	922	2.81%	7.55%
2023	37	23.83	873	3.13%	12.34%
2022	37	21.21	791	1.94%	(15.83)%
2021	35	25.20	888	1.02%	9.47%
Fidelity VIP Growth Opportunities Portfolio, Initial Class
2025	316	32.04	10,132	0.00%	21.95%
2024	265	26.28	6,953	0.00%	38.89%
2023	218	18.92	4,126	0.00%	45.65%
2022	153	12.99	1,994	0.00%	(38.15)%
2021	52	21.00	1,098	0.00%	11.94%
Fidelity VIP Growth Portfolio, Service Class
2025	59	86.27	5,102	0.21%	14.78%
2024	61	75.16	4,553	0.00%	30.27%
2023	60	57.70	3,461	0.04%	36.09%
2022	66	42.39	2,756	0.47%	(24.52)%
2021	80	56.17	3,905	0.00%	23.08%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Fidelity VIP Index 500 Portfolio, Initial Class
2025	4,647	$24.99	$116,137	1.25%	17.78%
2024	3,611	21.22	76,613	1.40%	24.90%
2023	2,577	16.99	43,762	1.70%	26.19%
2022	1,496	13.46	20,140	1.85%	(18.21)%
2021	512	16.46	8,429	1.56%	28.58%
Fidelity VIP Index 500 Portfolio, Service Class
2025	616	78.73	48,510	1.09%	17.66%
2024	623	66.91	41,657	1.20%	24.77%
2023	638	53.63	34,211	1.40%	26.07%
2022	665	42.54	28,276	1.32%	(18.30)%
2021	672	52.06	34,915	1.20%	28.45%
Fidelity VIP Investment Grade Bond Portfolio, Initial Class
2025	1,221	11.06	13,505	3.99%	7.22%
2024	932	10.32	9,620	3.60%	1.79%
2023	700	10.14	7,092	3.44%	6.20%
2022	370	9.54	3,527	3.16%	(12.96)%
2021	148	10.97	1,628	2.76%	(0.61)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Fidelity VIP Investment Grade Bond Portfolio, Service Class
2025	828	$21.05	$17,409	3.58%	7.14%
2024	820	19.64	16,092	3.49%	1.62%
2023	777	19.33	15,019	2.60%	6.12%
2022	747	18.21	13,603	2.19%	(13.03)%
2021	766	20.94	15,949	2.03%	(0.72)%
Fidelity VIP Mid Cap Portfolio, Initial Class
2025	416	20.73	8,620	0.50%	11.75%
2024	309	18.55	5,740	0.61%	17.49%
2023	244	15.79	3,850	0.71%	15.08%
2022	183	13.72	2,504	0.63%	(14.74)%
2021	94	16.09	1,508	0.83%	25.60%
Fidelity VIP Mid Cap Portfolio, Service Class
2025	416	81.85	34,001	0.38%	11.66%
2024	417	73.30	30,553	0.47%	17.35%
2023	434	62.46	27,065	0.53%	15.00%
2022	437	54.31	23,745	0.39%	(14.85)%
2021	446	63.79	28,411	0.52%	25.51%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Franklin DynaTech VIP Fund, Class 2
2025	122	$68.04	$8,328	0.00%	18.13%
2024	133	57.60	7,624	0.00%	30.44%
2023	143	44.15	6,319	0.00%	43.77%
2022	153	30.71	4,711	0.00%	(39.96)%
2021	133	51.15	6,820	0.00%	16.14%
Franklin Growth and Income VIP Fund, Class 1
2025	1,094	20.12	22,005	2.23%	16.98%
2024	1,009	17.20	17,342	2.33%	18.49%
2023	808	14.51	11,720	2.24%	9.18%
2022	467	13.29	6,206	2.89%	(6.60)%
2021	170	14.23	2,423	1.17%	25.59%
Franklin Income VIP Fund, Class 1
2025	146	15.34	2,240	4.94%	12.87%
2024	112	13.59	1,526	5.14%	7.46%
2023	87	12.65	1,106	5.19%	8.87%
2022	55	11.62	638	4.59%	(5.24)%
2021	27	12.26	336	2.42%	17.01%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Franklin Income VIP Fund, Class 2
2025	695	$32.84	$22,829	5.05%	12.56%
2024	715	29.18	20,853	5.19%	7.20%
2023	728	27.22	19,796	5.07%	8.62%
2022	745	25.06	18,658	4.80%	(5.47)%
2021	805	26.51	21,340	4.77%	16.75%
Franklin Mutual Shares VIP Fund, Class 2
2025	1,949	31.14	60,646	2.05%	11.52%
2024	1,984	27.92	55,354	2.00%	11.27%
2023	2,054	25.10	51,497	1.90%	13.46%
2022	2,128	22.12	47,045	1.80%	(7.43)%
2021	2,209	23.89	52,728	3.00%	19.17%
Franklin Rising Dividends VIP Fund, Class 2
2025	584	56.17	32,810	0.81%	11.80%
2024	606	50.24	30,417	1.01%	10.79%
2023	622	45.35	28,226	0.91%	12.08%
2022	633	40.46	25,602	0.75%	(10.57)%
2021	650	45.25	29,408	0.87%	26.79%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Franklin Small Cap Value VIP Fund, Class 2
2025	128	$48.25	$6,200	1.08%	7.65%
2024	131	44.82	5,882	0.93%	11.71%
2023	134	40.12	5,358	0.52%	12.75%
2022	136	35.59	4,853	0.96%	(10.06)%
2021	132	39.57	5,223	1.05%	25.37%
Franklin Small-Mid Cap Growth VIP Fund, Class 2
2025	149	46.03	6,846	0.00%	2.52%
2024	153	44.90	6,855	0.00%	11.04%
2023	155	40.44	6,271	0.00%	26.74%
2022	157	31.91	5,022	0.00%	(33.69)%
2021	144	48.12	6,942	0.00%	10.01%
Franklin U.S. Government Securities VIP Fund, Class 2
2025	1,234	15.06	18,558	3.25%	6.69%
2024	1,229	14.11	17,329	3.06%	1.37%
2023	1,141	13.92	15,836	2.68%	4.47%
2022	1,103	13.33	14,697	2.35%	(9.75)%
2021	1,124	14.77	16,565	2.48%	(1.83)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Goldman Sachs VIT Core Fixed Income Fund, Institutional Class
2025	3,158	$10.69	$33,764	3.89%	7.46%
2024	2,549	9.95	25,363	4.03%	1.24%
2023	1,796	9.83	17,647	3.21%	6.08%
2022	997	9.27	9,236	1.50%	(14.03)%
2021	329	10.78	3,547	0.71%	(2.06)%
Goldman Sachs VIT Core Fixed Income Fund, Service Class
2025	109	12.06	1,309	3.67%	7.32%
2024	91	11.24	1,027	3.72%	0.89%
2023	87	11.14	965	2.83%	5.83%
2022	78	10.53	821	1.39%	(14.28)%
2021	85	12.28	1,047	1.08%	(2.23)%
Goldman Sachs VIT International Equity Insights Fund, Institutional Class
2025	208	44.64	9,255	2.71%	38.48%
2024	227	32.23	7,306	3.06%	6.13%
2023	228	30.37	6,929	2.74%	18.71%
2022	243	25.58	6,222	3.01%	(13.55)%
2021	255	29.60	7,537	2.94%	12.17%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Goldman Sachs VIT International Equity Insights Fund, Service Class
2025	198	$22.02	$4,352	2.45%	38.15%
2024	207	15.94	3,295	2.72%	5.81%
2023	202	15.07	3,046	2.49%	18.43%
2022	210	12.72	2,672	2.87%	(13.72)%
2021	202	14.74	2,985	2.63%	11.81%
Goldman Sachs VIT Large Cap Value Fund, Institutional Class
2025	218	77.66	16,820	1.13%	10.88%
2024	228	70.04	15,894	1.42%	17.10%
2023	244	59.81	14,559	1.78%	13.01%
2022	262	52.93	13,841	1.29%	(6.37)%
2021	285	56.53	15,865	1.20%	24.13%
Goldman Sachs VIT Large Cap Value Fund, Service Class
2025	97	35.03	3,404	0.87%	10.60%
2024	103	31.67	3,264	1.18%	16.79%
2023	108	27.12	2,931	1.55%	12.71%
2022	111	24.06	2,670	1.05%	(6.57)%
2021	120	25.75	3,079	0.90%	23.93%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Goldman Sachs VIT Mid Cap Growth Fund, Service Class
2025	57	$62.25	$3,541	0.00%	7.36%
2024	61	57.98	3,531	0.00%	20.29%
2023	63	48.20	3,021	0.00%	18.45%
2022	64	40.70	2,605	0.00%	(26.30)%
2021	60	55.22	3,332	0.00%	11.48%
Goldman Sachs VIT Mid Cap Value Fund, Institutional Class
2025	1,531	20.31	31,101	1.34%	6.27%
2024	1,184	19.11	22,621	1.15%	7.86%
2023	875	17.72	15,504	1.22%	1.30%
2022	542	17.49	9,475	0.82%	(50.09)%
2021	255	35.04	6,462	0.56%	30.95%
Goldman Sachs VIT Mid Cap Value Fund, Service Class
2025	217	42.47	9,190	0.97%	9.13%
2024	216	38.92	8,415	0.75%	12.16%
2023	220	34.70	7,629	0.76%	11.11%
2022	216	31.23	6,741	0.40%	(10.23)%
2021	225	34.79	7,798	0.21%	30.57%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Goldman Sachs VIT Small Cap Equity Insights Fund, Institutional Class
2025	92	$133.08	$12,276	0.76%	16.14%
2024	97	114.59	11,102	1.00%	19.05%
2023	101	96.25	9,682	1.04%	19.28%
2022	102	80.70	8,213	0.29%	(19.38)%
2021	105	100.10	10,505	0.50%	23.79%
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Class
2025	13	52.26	677	0.51%	15.82%
2024	15	45.12	693	0.76%	18.82%
2023	17	37.98	634	0.83%	18.95%
2022	17	31.93	534	0.09%	(19.64)%
2021	16	39.73	650	0.23%	23.50%
Goldman Sachs VIT Strategic Growth Fund, Institutional Class
2025	118	204.14	23,974	0.00%	17.92%
2024	127	173.12	22,006	0.00%	32.37%
2023	135	130.79	17,671	0.00%	41.94%
2022	147	92.14	13,392	0.00%	(32.52)%
2021	148	136.54	20,073	0.00%	21.93%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Goldman Sachs VIT Strategic Growth Fund, Service Class
2025	108	$83.88	$9,023	0.00%	17.58%
2024	119	71.33	8,520	0.00%	32.09%
2023	131	54.01	7,089	0.00%	41.65%
2022	143	38.13	5,437	0.00%	(32.68)%
2021	132	56.64	7,468	0.00%	21.56%
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Class
2025	118	142.75	16,814	0.72%	15.75%
2024	127	123.33	15,509	0.66%	28.32%
2023	134	96.11	12,822	0.69%	23.81%
2022	142	77.63	10,914	0.78%	(19.74)%
2021	150	96.72	14,360	0.84%	29.41%
Goldman Sachs VIT U.S. Equity Insights Fund, Service Class
2025	2	62.72	131	0.50%	15.49%
2024	2	54.31	128	0.43%	28.00%
2023	3	42.43	107	0.43%	23.59%
2022	3	34.33	114	0.56%	(19.90)%
2021	3	42.87	143	0.58%	29.11%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Invesco V.I. American Franchise Fund, Series I
2025	221	$41.71	$9,205	0.00%	11.66%
2024	234	37.35	8,728	0.00%	34.89%
2023	262	27.69	7,248	0.00%	40.93%
2022	283	19.65	5,533	0.00%	(31.11)%
2021	283	28.52	8,084	0.00%	11.93%
Invesco V.I. American Value Fund, Series II
2025	115	62.28	7,123	0.22%	20.76%
2024	123	51.57	6,335	0.79%	30.10%
2023	134	39.64	5,310	0.39%	15.29%
2022	139	34.38	4,772	0.44%	(2.86)%
2021	148	35.40	5,247	0.24%	27.62%
Invesco V.I. Balanced-Risk Allocation Fund, Series II
2025	21	22.67	469	6.80%	8.69%
2024	25	20.86	516	5.57%	3.56%
2023	29	20.14	582	0.00%	6.40%
2022	29	18.93	549	7.14%	(14.52)%
2021	31	22.14	681	3.05%	9.26%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Invesco V.I. Comstock Fund, Series I
2025	640	$92.33	$59,010	1.69%	17.44%
2024	679	78.61	53,356	1.75%	15.18%
2023	728	68.26	49,636	1.86%	12.36%
2022	767	60.75	46,584	1.57%	1.12%
2021	846	60.07	50,802	1.89%	33.36%
Invesco V.I. Discovery Large Cap Fund, Series I
2025	150	130.97	19,617	0.00%	12.80%
2024	159	116.12	18,490	0.00%	34.16%
2023	177	86.55	15,276	0.00%	35.38%
2022	186	63.93	11,786	0.00%	(30.78)%
2021	192	92.36	17,194	0.00%	22.57%
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2025	152	84.95	12,876	0.00%	4.79%
2024	160	81.07	12,942	0.00%	24.23%
2023	167	65.26	10,928	0.00%	13.15%
2022	171	57.67	9,855	0.00%	(30.98)%
2021	167	83.56	13,975	0.00%	19.10%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Invesco V.I. Discovery Mid Cap Growth Fund, Series II
2025	34	$17.94	$618	0.00%	4.53%
2024	36	17.16	619	0.00%	23.92%
2023	35	13.85	480	0.00%	12.85%
2022	31	12.27	375	0.00%	(31.13)%
2021	25	17.82	446	0.00%	18.79%
Invesco V.I. Diversified Dividend Fund, Series I
2025	256	17.71	4,542	1.74%	15.74%
2024	225	15.30	3,443	2.02%	13.22%
2023	185	13.51	2,500	2.32%	9.04%
2022	116	12.39	1,442	2.32%	(1.68)%
2021	58	12.61	733	2.58%	18.89%
Invesco V.I. Equity and Income Fund, Series II
2025	651	58.28	37,855	1.90%	12.52%
2024	673	51.80	34,810	1.61%	11.91%
2023	686	46.29	31,714	1.76%	10.24%
2022	728	41.99	29,438	1.43%	(7.71)%
2021	757	45.50	34,422	1.70%	18.35%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Invesco V.I. EQV International Equity Fund, Series II
2025	639	$20.94	$13,366	1.20%	16.23%
2024	640	18.02	11,533	1.56%	0.34%
2023	631	17.95	11,306	0.00%	17.87%
2022	655	15.23	9,971	1.37%	(18.50)%
2021	620	18.69	11,586	1.09%	5.61%
Invesco V.I. Global Fund, Series I
2025	427	92.99	39,731	0.00%	11.27%
2024	432	83.57	36,108	0.00%	12.31%
2023	445	74.41	33,117	0.23%	28.18%
2022	450	58.05	26,102	0.00%	8.77%
2021	404	53.37	35,132	0.00%	15.49%
Invesco V.I. Global Real Estate Fund, Series II
2025	66	16.24	1,064	1.83%	7.61%
2024	63	15.09	948	2.49%	(2.11)%
2023	60	15.41	926	1.24%	8.82%
2022	57	14.16	809	2.42%	(25.14)%
2021	56	18.92	1,059	2.64%	25.44%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Invesco V.I. Global Strategic Income Fund, Series I
2025	427	$35.88	$15,244	5.85%	12.98%
2024	440	31.75	13,928	3.12%	3.16%
2023	431	30.78	13,227	0.00%	8.88%
2022	446	28.27	12,609	0.00%	(11.46)%
2021	444	31.93	14,155	4.93%	(3.41)%
Invesco V.I. Government Securities Fund, Series II
2025	432	12.71	5,408	2.90%	6.95%
2024	419	11.88	4,967	2.37%	1.47%
2023	406	11.71	4,752	1.81%	4.46%
2022	427	11.21	4,766	1.73%	(10.58)%
2021	430	12.54	5,353	2.31%	(2.43)%
Invesco V.I. Growth and Income Fund, Series I
2025	817	73.90	60,130	1.48%	15.62%
2024	857	63.91	54,617	1.47%	16.00%
2023	911	55.10	50,136	1.63%	12.66%
2022	941	48.91	46,028	1.60%	(5.75)%
2021	1,006	51.89	52,109	1.59%	28.51%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Invesco V.I. Main Street Fund, Series I
2025	154		$93.70	$14,367	0.54%	15.93%
2024	166		80.82	13,372	0.00%	23.64%
2023	179		65.37	11,679	0.84%	23.22%
2022	191		53.05	10,123	1.39%	(20.13)%
2021	197		66.42	13,102	0.72%	27.57%
Invesco V.I. S&P 500 Buffer Fund, December Series I
2025	15		14.43	222	0.00%	12.53%
2024	0	*	12.82	3	0.00%	1.78%
Invesco V.I. S&P 500 Buffer Fund, June Series I
2025	2		14.71	31	0.00%	13.65%
2024	8		12.95	108	0.00%	14.03%
2023	5		11.35	58	0.00%	6.73%
Invesco V.I. S&P 500 Buffer Fund, March Series I
2025	23		13.67	320	0.00%	11.21%
2024	0	*	12.70	4	0.00%	12.55%
Invesco V.I. S&P 500 Buffer Fund, September Series I
2025	3		14.15	36	0.00%	12.78%
2024	2		12.54	30	0.00%	7.09%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Invesco V.I. Small Cap Equity Fund, Series II
2025	122		$32.43	$3,933	0.00%	7.83%
2024	120		30.08	3,608	0.00%	17.85%
2023	124		25.52	3,152	0.00%	16.26%
2022	118		21.95	2,590	0.00%	(20.73)%
2021	110		27.69	3,052	0.00%	20.09%
Invesco V.I. U.S. Government Money Portfolio, Series I
2025	6,753		1.87	12,643	3.57%	3.64%
2024	6,088		1.81	11,000	4.53%	4.63%
2023	5,635		1.73	9,723	4.45%	4.54%
2022	5,878		1.65	9,711	1.26%	1.26%
2021	6,332		1.63	10,286	0.01%	0.00%
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
2025	0	*	24.11	8	0.00%	25.15%
2024	0	*	19.26	4	0.00%	21.32%
Lord Abbett Series Fund Bond Debenture Portfolio, Class VC
2025	1,475		40.18	59,197	6.49%	8.33%
2024	1,280		37.09	47,448	6.04%	6.72%
2023	1,126		34.76	39,112	5.44%	6.55%
2022	1,039		32.62	33,874	4.52%	(12.80)%
2021	971		37.41	36,107	3.26%	3.28%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Lord Abbett Series Fund Dividend Growth Portfolio, Class VC
2025	347	$98.90	$34,222	0.64%	15.98%
2024	317	85.27	27,008	0.61%	22.14%
2023	290	69.82	20,207	0.87%	16.33%
2022	270	60.02	16,219	0.85%	(13.55)%
2021	247	69.42	17,149	0.75%	25.62%
Lord Abbett Series Fund Fundamental Equity Portfolio, Class VC
2025	296	47.03	13,933	0.44%	14.29%
2024	307	41.15	12,630	0.73%	16.65%
2023	321	35.28	11,330	0.60%	14.63%
2022	327	30.77	10,070	1.03%	(11.98)%
2021	333	34.96	11,612	0.86%	27.31%
Lord Abbett Series Fund Growth and Income Portfolio, Class VC
2025	390	57.67	22,514	0.58%	17.29%
2024	419	49.17	20,507	0.86%	20.60%
2023	460	40.77	18,689	0.96%	13.19%
2022	487	36.02	17,510	1.24%	(9.44)%
2021	518	39.77	20,570	1.08%	29.02%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Lord Abbett Series Fund Growth Opportunities Portfolio, Class VC
2025	73	$83.07	$6,053	0.00%	12.94%
2024	78	73.55	5,719	0.00%	30.61%
2023	82	56.32	4,600	0.00%	10.67%
2022	82	50.89	4,152	0.00%	(32.53)%
2021	77	75.42	5,770	0.00%	6.46%
Lord Abbett Series Fund Mid Cap Stock Portfolio, Class VC
2025	417	51.22	21,314	0.34%	7.05%
2024	428	47.85	20,470	0.46%	14.90%
2023	453	41.64	18,870	0.47%	15.42%
2022	481	36.08	17,344	0.77%	(11.21)%
2021	510	40.64	20,717	0.60%	28.70%
MFS VIT Growth Series, Initial Class
2025	168	160.48	26,886	0.00%	12.19%
2024	182	143.04	25,991	0.00%	31.47%
2023	199	108.80	21,630	0.00%	35.86%
2022	212	80.08	16,962	0.00%	(31.63)%
2021	205	117.14	23,972	0.00%	23.53%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
MFS VIT II Emerging Markets Equity Portfolio, Service Class
2025	49	$16.23	$789	1.89%	33.35%
2024	55	12.17	665	2.22%	11.31%
2023	57	10.93	618	1.18%	10.71%
2022	60	9.87	588	3.77%	(19.94)%
2021	54	12.33	671	0.27%	(7.02)%
MFS VIT II International Intrinsic Value Portfolio, Service Class
2025	265	36.76	9,744	1.34%	32.96%
2024	289	27.65	7,986	1.15%	6.97%
2023	296	25.85	7,647	0.47%	17.37%
2022	314	22.02	6,914	0.47%	(23.75)%
2021	292	28.88	8,424	0.14%	10.28%
MFS VIT II Massachusetts Investors Growth Stock Portfolio, Initial Class
2025	181	37.80	6,839	0.27%	9.90%
2024	192	34.40	6,602	0.35%	16.27%
2023	204	29.58	6,036	0.29%	24.01%
2022	215	23.86	5,128	0.10%	(19.26)%
2021	223	29.55	6,588	0.24%	25.97%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
MFS VIT Investors Trust Series, Initial Class
2025	149	$94.92	$14,099	1.62%	13.57%
2024	159	83.58	13,232	0.69%	19.52%
2023	175	69.93	12,205	0.72%	18.98%
2022	192	58.78	11,141	0.64%	(16.49)%
2021	203	70.38	13,994	0.64%	26.81%
MFS VIT New Discovery Series, Initial Class
2025	91	102.03	9,240	0.00%	12.96%
2024	95	90.32	8,612	0.00%	6.72%
2023	101	84.63	8,509	0.00%	14.41%
2022	103	73.97	7,579	0.00%	(29.76)%
2021	95	105.31	9,960	0.00%	1.80%
MFS VIT Research Series, Initial Class
2025	142	103.61	14,756	0.96%	12.85%
2024	151	91.81	13,897	0.60%	18.87%
2023	163	77.23	12,509	0.51%	22.42%
2022	175	63.09	11,057	0.46%	(17.21)%
2021	182	76.21	13,760	0.55%	24.80%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
MFS VIT Total Return Bond Series, Service Class
2025	1,070	$16.12	$17,210	4.29%	6.94%
2024	1,088	15.08	16,401	4.13%	2.33%
2023	1,044	14.73	15,335	3.00%	7.13%
2022	1,036	13.75	14,241	2.46%	(14.18)%
2021	1,027	16.02	16,425	5.14%	(1.07)%
MFS VIT Total Return Series, Initial Class
2025	329	68.16	22,273	2.71%	11.16%
2024	348	61.32	21,287	2.47%	7.75%
2023	369	56.91	20,977	2.06%	10.44%
2022	383	51.53	19,725	1.65%	(9.58)%
2021	401	56.99	22,821	1.84%	14.12%
MFS VIT Utilities Series, Initial Class
2025	64	94.33	6,021	2.91%	15.01%
2024	69	82.02	5,626	2.33%	11.66%
2023	72	73.45	5,259	3.55%	(2.11)%
2022	73	75.04	5,447	2.31%	0.76%
2021	80	74.47	5,943	1.74%	14.09%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
MFS VIT Value Series, Service Class
2025	458	$50.48	$23,112	1.40%	12.77%
2024	481	44.77	21,533	1.45%	11.35%
2023	498	40.20	19,973	1.42%	7.63%
2022	508	37.35	18,962	1.10%	(6.14)%
2021	539	39.80	21,383	1.18%	25.16%
Morgan Stanley VIF Global Real Estate Portfolio, Class II
2024	-	-	-	2.20%	8.85%
2023	44	14.40	635	1.95%	10.47%
2022	43	13.03	554	4.30%	(26.20)%
2021	45	17.66	749	2.37%	23.83%
PIMCO VIT All Asset Portfolio, Advisor Class
2025	23	18.85	442	4.53%	14.19%
2024	24	16.51	390	6.33%	3.57%
2023	24	15.94	377	2.62%	8.02%
2022	11	14.76	161	7.32%	(11.87)%
2021	11	16.74	190	11.27%	16.04%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class
2025	1,406	$11.21	$15,765	3.61%	4.10%
2024	993	10.77	10,693	3.80%	5.62%
2023	580	10.20	5,918	2.76%	9.18%
2022	342	9.34	3,196	1.69%	(10.02)%
2021	133	10.38	1,377	0.96%	(1.81)%
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class
2025	88	14.77	1,307	3.18%	6.19%
2024	83	13.91	1,157	2.64%	(6.10)%
2023	65	14.81	958	2.28%	3.88%
2022	49	14.26	698	1.83%	(28.95)%
2021	44	20.07	879	1.18%	(4.88)%
PIMCO VIT Low Duration Portfolio, Advisor Class
2025	169	13.53	2,288	3.85%	5.42%
2024	179	12.83	2,292	3.89%	4.39%
2023	178	12.29	2,186	3.50%	4.87%
2022	181	11.72	2,123	1.58%	(5.84)%
2021	179	12.45	2,231	0.44%	(1.03)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
PIMCO VIT Real Return Portfolio, Advisor Class
2025	886	$16.39	$14,515	3.23%	7.74%
2024	875	15.21	13,299	2.51%	2.03%
2023	806	14.91	12,017	2.90%	3.57%
2022	775	14.39	11,151	6.77%	(11.99)%
2021	776	16.35	12,661	4.96%	5.48%
PIMCO VIT Real Return Portfolio, Institutional Class
2024	-	-	-	10.00%	1.47%
2023	5	10.27	55	0.97%	2.25%
PIMCO VIT Short-Term Portfolio, Advisor Class
2025	242	14.01	3,384	4.37%	4.57%
2024	219	13.40	2,937	4.91%	5.95%
2023	205	12.64	2,590	4.37%	5.80%
2022	205	11.95	2,448	1.50%	(0.25)%
2021	204	11.98	2,446	1.01%	(0.16)%
PIMCO VIT Short-Term Portfolio, Institutional Class
2025	136	12.17	1,655	4.61%	4.83%
2024	107	11.61	1,245	5.14%	6.21%
2023	80	10.93	876	4.66%	6.06%
2022	51	10.31	683	1.98%	(0.00)%
2021	29	10.31	297	0.47%	0.09%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
PIMCO VIT Total Return Portfolio, Advisor Class
2025	2,242	$15.71	$35,192	4.01%	8.78%
2024	2,258	14.44	32,602	3.94%	2.43%
2023	2,115	14.10	29,793	3.47%	5.83%
2022	2,038	13.32	27,132	2.45%	(14.39)%
2021	1,994	15.56	30,989	1.75%	(1.37)%
PIMCO VIT Total Return Portfolio, Institutional Class
2025	1,060	11.00	11,664	4.25%	9.05%
2024	789	10.09	7,962	4.20%	2.69%
2023	570	9.82	5,601	3.72%	6.09%
2022	391	9.26	3,617	2.87%	(14.17)%
2021	216	10.79	2,332	1.29%	(1.12)%
Putnam VT Sustainable Leaders Fund, Class IA
2025	11	16.59	177	0.51%	15.96%
2024	8	14.94	118	0.31%	23.33%
2023	4	12.12	52	0.00%	9.16%
Royce Capital Fund Micro-Cap Portfolio, Service Class
2025	46	33.82	1,572	0.00%	13.58%
2024	43	29.78	1,269	0.00%	13.28%
2023	44	26.29	1,163	0.00%	18.56%
2022	45	22.17	1,007	0.00%	(22.65)%
2021	40	28.67	1,133	0.00%	29.52%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Royce Capital Fund Small-Cap Portfolio, Investment Class
2025	144	$16.73	$2,411	2.11%	8.93%
2024	107	15.36	1,637	1.41%	3.40%
2023	78	14.85	1,155	1.03%	25.93%
2022	60	11.79	704	0.53%	(9.20)%
2021	26	12.99	337	2.13%	28.82%
Royce Capital Fund Small-Cap Portfolio, Service Class
2025	397	34.14	13,544	1.86%	8.73%
2024	384	31.40	12,042	1.01%	3.26%
2023	386	30.41	11,727	0.70%	25.53%
2022	397	24.23	9,620	0.07%	(9.41)%
2021	395	26.75	10,549	1.26%	28.45%
Schwab S&P 500 Index Portfolio
2025	74	17.91	1,333	1.16%	17.83%
2024	59	15.20	899	2.03%	24.95%
2023	7	12.17	87	0.00%	7.23%
Templeton Developing Markets VIP Fund, Class 1
2025	54	17.37	947	0.69%	46.64%
2024	39	11.85	462	4.27%	7.98%
2023	33	10.97	367	2.32%	12.77%
2022	28	9.73	268	3.45%	(21.70)%
2021	7	12.43	91	0.66%	(5.51)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Templeton Developing Markets VIP Fund, Class 2
2025	117	$19.64	$2,297	0.53%	46.27%
2024	128	13.43	1,723	3.89%	7.67%
2023	126	12.47	1,567	2.09%	12.62%
2022	126	11.07	1,391	2.35%	(21.98)%
2021	112	14.19	1,595	0.88%	(5.74)%
Templeton Foreign VIP Fund, Class 2
2025	584	21.96	12,818	2.34%	29.19%
2024	623	16.99	10,581	2.42%	(1.00)%
2023	623	17.17	10,690	3.19%	20.76%
2022	670	14.22	9,517	2.93%	(7.61)%
2021	681	15.39	10,440	1.89%	4.16%
Templeton Global Bond VIP Fund, Class 2
2025	810	17.29	13,989	0.00%	15.73%
2024	802	14.94	11,978	0.00%	(11.37)%
2023	723	16.86	12,181	0.00%	2.88%
2022	709	16.38	11,612	0.00%	(4.95)%
2021	732	17.24	12,527	0.00%	(4.99)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Templeton Growth VIP Fund, Class 2
2025	786	$25.38	$19,925	0.89%	23.83%
2024	841	20.50	17,212	0.93%	5.40%
2023	884	19.45	17,170	3.30%	21.01%
2022	930	16.07	14,946	0.15%	(11.50)%
2021	937	18.16	17,017	1.12%	4.87%
TOPS Aggressive Growth ETF Portfolio, Class 1
2025	178	19.30	3,438	1.58%	19.17%
2024	133	16.20	2,161	1.60%	12.21%
2023	70	14.43	1,012	1.62%	17.77%
2022	35	12.26	430	1.79%	(15.74)%
2021	14	14.55	209	0.78%	19.66%
TOPS Aggressive Growth ETF Portfolio, Class 2
2025	8	21.95	166	1.28%	18.83%
2024	7	18.48	134	1.25%	11.99%
2023	7	16.50	118	1.13%	17.37%
2022	7	14.06	97	0.98%	(15.88)%
2021	9	16.71	149	0.61%	19.31%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
TOPS Balanced ETF Portfolio, Class 2
2025	5	$16.38	$87	2.22%	12.85%
2024	5	14.52	76	2.07%	6.86%
2023	5	13.59	70	1.75%	11.39%
2022	8	12.20	97	1.50%	(11.15)%
2021	8	13.73	110	0.92%	9.62%
TOPS Conservative ETF Portfolio, Class 1
2025	49	13.80	671	2.79%	10.39%
2024	43	12.50	534	2.74%	6.22%
2023	34	11.77	396	2.14%	9.48%
2022	16	10.75	180	2.03%	(8.60)%
2021	14	11.76	169	1.82%	6.74%
TOPS Conservative ETF Portfolio, Class 2
2025	5	14.88	73	2.93%	10.15%
2024	3	13.51	35	2.44%	6.00%
2023	3	12.75	32	1.35%	9.19%
2022	2	11.67	28	1.69%	(8.85)%
2021	3	12.81	33	1.19%	6.45%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
TOPS Growth ETF Portfolio, Class 1
2025	765	$18.25	$13,963	1.71%	18.31%
2024	567	15.43	8,745	1.67%	11.09%
2023	420	13.89	5,828	1.75%	16.41%
2022	259	11.93	3,085	2.23%	(14.55)%
2021	61	13.96	854	0.94%	16.89%
TOPS Growth ETF Portfolio, Class 2
2025	173	20.55	3,551	1.40%	17.99%
2024	175	17.41	3,048	1.39%	10.79%
2023	166	15.72	2,614	1.34%	16.09%
2022	157	13.54	2,131	1.36%	(14.70)%
2021	145	15.87	2,298	0.82%	16.52%
TOPS Moderate Growth ETF Portfolio, Class 1
2025	826	16.53	13,653	2.23%	15.50%
2024	637	14.31	9,124	2.17%	8.99%
2023	468	13.13	6,149	2.32%	13.81%
2022	270	11.54	3,121	2.07%	(12.66)%
2021	103	13.21	1,361	1.31%	13.12%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
TOPS Moderate Growth ETF Portfolio, Class 2
2025	25	$18.39	$468	2.04%	15.13%
2024	23	15.97	366	1.96%	8.84%
2023	21	14.67	313	1.86%	13.47%
2022	19	12.93	252	1.53%	(12.90)%
2021	17	14.85	257	1.05%	12.82%
Vanguard VIF Balanced Portfolio
2025	1	14.97	22	2.37%	13.22%
Vanguard VIF Capital Growth Portfolio
2025	2,375	24.78	58,845	0.93%	28.98%
2024	1,808	19.21	34,741	0.99%	13.41%
2023	1,288	16.94	21,807	0.91%	27.98%
2022	787	13.24	10,417	0.59%	(15.48)%
2021	274	15.66	4,281	0.23%	20.99%
Vanguard VIF Conservative Allocation Portfolio
2025	18	13.35	239	2.57%	12.73%
2024	18	11.84	209	2.65%	7.49%
2023	5	11.02	55	0.00%	5.21%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Vanguard VIF Equity Income Portfolio
2025	386		$19.83	$7,665	2.26%	16.80%
2024	300		16.98	5,101	2.62%	15.12%
2023	222		14.75	3,280	2.37%	8.10%
2022	149		13.65	2,034	2.33%	(0.66)%
2021	59		13.74	793	0.39%	25.23%
Vanguard VIF Equity Index Portfolio
2025	13		32.96	441	1.15%	17.70%
2024	8		28.00	218	0.40%	13.20%
2023	2		22.43	47	1.59%	26.11%
2022	3		17.79	56	1.19%	(18.23)%
2021	2		21.75	52	0.95%	28.30%
Vanguard VIF Growth Portfolio
2025	0	*	20.81	6	0.19%	16.89%
2024	0	*	17.80	5	0.81%	33.14%
2023	2		13.37	31	0.00%	9.65%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Vanguard VIF International Portfolio
2025	326	$17.90	$5,836	0.75%	19.97%
2024	238	14.92	3,556	1.06%	9.01%
2023	142	13.69	1,945	1.37%	14.65%
2022	95	11.94	1,271	1.05%	(30.12)%
2021	55	17.08	933	0.07%	(1.98)%
Vanguard VIF Mid-Cap Index Portfolio
2025	5	23.22	120	1.02%	11.54%
2024	4	20.81	79	1.31%	15.08%
2023	3	18.09	63	1.38%	15.83%
2022	3	15.62	52	1.04%	(18.82)%
2021	3	19.24	51	0.98%	23.70%
Vanguard VIF Real Estate Index Portfolio
2025	95	14.75	1,403	2.61%	3.11%
2024	82	14.30	1,175	2.87%	4.74%
2023	57	13.66	772	2.27%	11.70%
2022	42	12.23	514	1.66%	(26.30)%
2021	28	16.59	462	1.04%	40.00%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Vanguard VIF Short-Term Investment-Grade Portfolio
2025	3,625	$11.83	$42,888	3.77%	6.85%
2024	2,687	11.07	29,752	3.18%	4.89%
2023	1,776	10.56	18,741	1.79%	6.16%
2022	1,014	9.94	10,083	1.14%	(5.72)%
2021	351	10.55	3,694	0.46%	(0.52)%
Vanguard VIF Total Bond Market Index Portfolio
2025	240	11.62	2,783	3.54%	6.94%
2024	226	10.86	2,458	2.13%	0.77%
2023	68	10.73	727	2.41%	5.58%
2022	58	10.16	586	1.92%	(13.21)%
2021	46	11.71	544	2.00%	(1.81)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Vanguard VIF Total Stock Market Index Portfolio
2025	119	$31.15	$3,698	1.14%	16.93%
2024	114	26.64	3,044	1.15%	23.71%
2023	79	21.53	1,700	1.06%	25.95%
2022	61	17.10	1,037	1.03%	(19.59)%
2021	29	21.26	612	1.16%	25.21%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated and include changes in the value of the underlying mutual fund. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 20, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.